UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2004

AIR-QTLY-0105

1.810665.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
AEROSPACE & DEFENSE - 37.4%
Bombardier, Inc. Class B (sub. vtg.)	387,800	$ 752,089
General Dynamics Corp.	18,300	1,982,988
Goodrich Corp.	59,600	1,892,300
Honeywell International, Inc.	56,200	1,985,546
Lockheed Martin Corp.	34,000	2,068,560
Precision Castparts Corp.	28,800	1,867,392
Rockwell Collins, Inc.	51,700	2,060,762
The Boeing Co.	36,700	1,966,019
United Technologies Corp.	6,000	585,480
TOTAL AEROSPACE & DEFENSE		15,161,136
AIR FREIGHT & LOGISTICS - 26.1%
C.H. Robinson Worldwide, Inc.	19,900	1,069,625
Dynamex, Inc. (a)	26,300	529,156
EGL, Inc. (a)	24,963	842,252
Expeditors International of Washington, Inc.	37,400	1,991,924
FedEx Corp.	21,600	2,052,648
Forward Air Corp. (a)	24,400	1,130,940
Hub Group, Inc. Class A (a)	14,500	630,750
United Parcel Service, Inc. Class B	25,400	2,137,410
UTI Worldwide, Inc.	3,000	206,790
TOTAL AIR FREIGHT & LOGISTICS		10,591,495
AIRLINES - 23.6%
AirTran Holdings, Inc. (a)	87,600	1,035,432
Alaska Air Group, Inc. (a)	17,600	549,648
America West Holding Corp. Class B (a)	20,100	116,781
AMR Corp. (a)	74,400	671,832
British Airways PLC ADR (a)	9,400	394,800
Continental Airlines, Inc. Class B (a)	38,700	431,118
Delta Air Lines, Inc. (a)	74,900	522,053
ExpressJet Holdings, Inc. Class A (a)	10,900	127,094
Frontier Airlines, Inc. (a)	20,500	240,465
JetBlue Airways Corp. (a)	69,775	1,675,298
Mesa Air Group, Inc. (a)	14,900	104,598
Northwest Airlines Corp. (a)	60,400	618,496
Republic Airways Holdings, Inc.	5,200	59,800
SkyWest, Inc.	17,000	323,510
Southwest Airlines Co.	131,525	2,068,888
WestJet Airlines Ltd. (a)	66,950	629,447
TOTAL AIRLINES		9,569,260
COMMERCIAL SERVICES & SUPPLIES - 2.2%
The Brink's Co.	22,500	868,725
IT SERVICES - 2.9%
Sabre Holdings Corp. Class A	51,000	1,177,080

	Shares	Value
OIL & GAS - 7.7%
Frontline Ltd.	1,850	$ 111,928
Frontline Ltd. (d)	8,900	538,466
General Maritime Corp. (a)	7,900	359,055
OMI Corp.	24,300	519,291
Ship Finance International Ltd.	1,617	40,506
Stelmar Shipping Ltd.	7,100	313,465
Teekay Shipping Corp.	3,700	197,062
Top Tankers, Inc.	34,300	773,465
Tsakos Energy Navigation Ltd.	5,900	249,275
TOTAL OIL & GAS		3,102,513
TOTAL COMMON STOCKS (Cost $31,349,690)		40,470,209
Money Market Funds - 5.5%

Fidelity Securities Lending Cash Central Fund, 2% (b)(c) (Cost $2,239,100)	2,239,100	2,239,100
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $33,588,790)		42,709,309
NET OTHER ASSETS - (5.4)%		(2,188,845)
NET ASSETS - 100%		$ 40,520,464
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $538,466 or 1.3% of net assets.

Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $33,617,231. Net unrealized appreciation aggregated $9,092,078, of which $10,470,047 related to appreciated investment securities and $1,377,969 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2004

AUT-QTLY-0105

1.810666.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AIR FREIGHT & LOGISTICS - 0.1%
Ryder System, Inc.	500	$ 26,820
AUTO COMPONENTS - 31.0%
American Axle & Manufacturing Holdings, Inc.	2,200	64,152
Amerigon, Inc. (a)	69,600	221,328
Autoliv, Inc.	4,500	210,330
Bharat Forge Ltd.	2,500	50,556
BorgWarner, Inc.	14,100	705,846
Continental AG	6,200	377,880
Cooper Tire & Rubber Co.	4,400	89,848
Dana Corp.	4,100	67,035
Denso Corp. ADR	500	48,625
ElringKlinger AG	600	44,760
Gentex Corp.	24,500	791,840
Johnson Controls, Inc.	29,290	1,798,406
Keystone Automotive Industries, Inc. (a)	1,300	30,459
Lear Corp.	7,500	435,000
LKQ Corp.	5,100	91,494
Magna International, Inc. Class A	500	39,820
Midas, Inc. (a)	4,600	88,826
Nokian Tyres Ltd.	690	99,151
Sundaram Fasteners Ltd.	16,200	40,063
TRW Automotive Holdings Corp.	12,600	266,868
TOTAL AUTO COMPONENTS		5,562,287
AUTOMOBILES - 25.6%
Bayerische Motoren Werke AG (BMW)	2,100	88,715
Coachmen Industries, Inc.	2,600	41,782
DaimlerChrysler AG	1,900	85,139
Ford Motor Co.	6,400	90,752
General Motors Corp.	400	15,436
Harley-Davidson, Inc.	1,600	92,512
Honda Motor Co. Ltd. sponsored ADR	35,200	843,040
Hyundai Motor Co.	14,820	729,339
Monaco Coach Corp.	2,100	41,790
National R.V. Holdings, Inc. (a)	5,100	49,623
Nissan Motor Co. Ltd. sponsored ADR	38,700	811,539
Renault SA	1,100	90,000
Tata Motors Ltd. ADR (a)	17,600	195,888
Toyota Motor Corp.	36,200	1,352,251
Winnebago Industries, Inc.	1,900	72,067
TOTAL AUTOMOBILES		4,599,873
BUILDING PRODUCTS - 0.2%
Quixote Corp.	1,400	29,344
CHEMICALS - 0.2%
Recticel SA	3,300	37,989

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Adesa, Inc.	6,300	$ 125,748
Copart, Inc. (a)	1,300	28,080
Standard Parking Corp.	1,300	20,878
Universal Technical Institute, Inc.	3,200	106,560
TOTAL COMMERCIAL SERVICES & SUPPLIES		281,266
DISTRIBUTORS - 2.8%
Genuine Parts Co.	11,400	494,874
ELECTRICAL EQUIPMENT - 0.2%
Energy Conversion Devices, Inc. (a)	1,900	42,294
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
BEI Technologies, Inc.	5,400	158,490
Iteris, Inc. (a)	23,300	81,783
Nestor, Inc. (a)	3,700	25,345
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		265,618
HOTELS, RESTAURANTS & LEISURE - 0.2%
International Speedway Corp. Class A	800	39,112
HOUSEHOLD DURABLES - 1.8%
Harman International Industries, Inc.	2,200	270,270
Snap-On, Inc.	1,500	47,415
TOTAL HOUSEHOLD DURABLES		317,685
LEISURE EQUIPMENT & PRODUCTS - 1.9%
Brunswick Corp.	3,100	151,342
MarineMax, Inc. (a)	2,700	79,380
RC2 Corp. (a)	3,800	118,902
TOTAL LEISURE EQUIPMENT & PRODUCTS		349,624
MACHINERY - 16.7%
Commercial Vehicle Group, Inc.	4,100	80,360
Cummins, Inc.	5,800	461,796
Danaher Corp.	4,000	227,520
Eaton Corp.	8,900	599,860
Federal Signal Corp.	2,200	37,840
Navistar International Corp. (a)	8,694	357,758
Oshkosh Truck Co.	3,200	201,024
PACCAR, Inc.	9,325	728,283
SPX Corp.	6,200	254,882
Weichai Power Co. Ltd. (H Shares)	20,000	45,528
TOTAL MACHINERY		2,994,851
MEDIA - 1.2%
XM Satellite Radio Holdings, Inc. Class A (a)	5,600	206,696
REAL ESTATE - 0.5%
Capital Automotive (SBI)	2,700	91,017
Common Stocks - continued
	Shares	Value
ROAD & RAIL - 0.1%
Landstar System, Inc. (a)	300	$ 21,153
SOFTWARE - 0.6%
NAVTEQ Corp.	2,700	116,505
SPECIALTY RETAIL - 11.7%
Advance Auto Parts, Inc. (a)	10,800	445,608
Asbury Automotive Group, Inc. (a)	6,400	88,832
AutoNation, Inc. (a)	31,000	574,120
AutoZone, Inc. (a)	700	59,920
CarMax, Inc. (a)	3,500	97,475
Lithia Motors, Inc. Class A (sub. vtg.)	2,900	73,602
Monro Muffler Brake, Inc. (a)	2,700	66,285
O'Reilly Automotive, Inc. (a)	3,000	130,620
Rush Enterprises, Inc. Class B (a)	2,100	33,852
Sonic Automotive, Inc. Class A (sub. vtg.)	8,345	207,206
TBC Corp. (a)	4,600	122,682
The Pep Boys - Manny, Moe & Jack	9,700	152,775
United Auto Group, Inc.	1,900	54,188
TOTAL SPECIALTY RETAIL		2,107,165
TOTAL COMMON STOCKS (Cost $16,923,869)		17,584,173
Nonconvertible Preferred Stocks - 0.6%
AUTOMOBILES - 0.6%
Porsche AG (non-vtg.) (Cost $126,945)	186	118,606
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.98% (b)	350,097	350,097
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	23,500	23,500
TOTAL MONEY MARKET FUNDS (Cost $373,597)		373,597
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $17,424,411)		18,076,376
NET OTHER ASSETS - (0.6)%		(111,736)
NET ASSETS - 100%		$ 17,964,640
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $17,569,945. Net unrealized appreciation aggregated $506,431, of which $1,310,520 related to appreciated investment securities and $804,089 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2004

BAN-QTLY-0105

1.810667.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CAPITAL MARKETS - 11.1%
Bank of New York Co., Inc.	568,196	$ 18,699,330
Charles Schwab Corp.	560,700	6,044,346
Investors Financial Services Corp.	53,300	2,336,672
Lehman Brothers Holdings, Inc.	60,400	5,060,312
Mellon Financial Corp.	236,000	6,895,920
Merrill Lynch & Co., Inc.	71,700	3,994,407
Morgan Stanley	147,000	7,460,250
Northern Trust Corp.	119,100	5,602,464
TOTAL CAPITAL MARKETS		56,093,701
COMMERCIAL BANKS - 68.3%
AmSouth Bancorp.	37,200	964,596
Associated Banc-Corp.	67,620	2,247,013
Bank of America Corp.	556,504	25,749,440
Banknorth Group, Inc.	168,000	6,042,960
BB&T Corp.	15,642	664,003
BOK Financial Corp. (a)	109,200	5,328,960
Center Financial Corp., California	443,900	9,139,901
City National Corp.	23,900	1,634,760
Comerica, Inc.	334,700	20,584,050
Commerce Bancorp, Inc., New Jersey	15,011	937,737
Commerce Bancshares, Inc.	33,103	1,619,068
Compass Bancshares, Inc.	72,400	3,370,944
East West Bancorp, Inc.	130,000	5,391,100
Fifth Third Bancorp	322,080	16,219,949
First Bancorp, Puerto Rico	40,400	2,590,448
First Commonwealth Financial Corp.	60,000	921,000
FirstMerit Corp.	900	24,633
Fulton Financial Corp.	50,232	1,125,197
Greater Bay Bancorp	46,000	1,336,300
Hanmi Financial Corp.	78,989	2,936,811
Huntington Bancshares, Inc.	129,070	3,131,238
KeyCorp	379,300	12,626,897
M&T Bank Corp.	143,100	15,084,171
Marshall & Ilsley Corp.	38,200	1,592,558
Mercantile Bankshares Corp.	75,100	3,867,650
National City Corp.	124,789	4,627,176
North Fork Bancorp, Inc., New York	386,578	11,133,446
Pacific Capital Bancorp	3	99
PNC Financial Services Group, Inc.	59,600	3,242,240
Popular, Inc.	298,400	7,907,600
PrivateBancorp, Inc.	89,800	3,092,712
Regions Financial Corp. New	72,100	2,522,779
Santander Bancorp	58,410	1,582,911
Silicon Valley Bancshares (a)	101,600	4,265,168
Southwest Bancorp of Texas, Inc.	106,400	2,602,544
SunTrust Banks, Inc.	282,448	20,138,542
Synovus Financial Corp.	317,800	8,580,600
Texas Regional Bancshares, Inc. Class A	143,250	5,093,970

	Shares	Value
U.S. Bancorp, Delaware	269,500	$ 7,985,285
Umpqua Holdings Corp.	57,120	1,460,558
UnionBanCal Corp.	241,934	14,958,779
Valley National Bancorp	75,890	2,122,643
Wachovia Corp.	1,200,192	62,109,938
Wells Fargo & Co.	411,200	25,399,824
Westamerica Bancorp.	43,500	2,529,960
Wintrust Financial Corp.	43,500	2,603,040
Zions Bancorp	79,000	5,253,500
TOTAL COMMERCIAL BANKS		344,344,698
CONSUMER FINANCE - 0.8%
MBNA Corp.	145,000	3,851,200
DIVERSIFIED FINANCIAL SERVICES - 8.6%
Citigroup, Inc.	409,400	18,320,650
EuroBancshares, Inc.	388,200	7,915,398
J.P. Morgan Chase & Co.	461,426	17,372,689
TOTAL DIVERSIFIED FINANCIAL SERVICES		43,608,737
THRIFTS & MORTGAGE FINANCE - 3.1%
Commercial Capital Bancorp, Inc.	131,657	3,141,336
Doral Financial Corp.	24,900	1,155,360
Golden West Financial Corp., Delaware	44,200	5,270,408
IndyMac Bancorp, Inc.	100	3,249
W Holding Co., Inc.	269,284	5,929,634
TOTAL THRIFTS & MORTGAGE FINANCE		15,499,987
TOTAL COMMON STOCKS (Cost $311,187,172)		463,398,323
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 1.98% (b)	41,562,297	41,562,297
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	15,080,000	15,080,000
TOTAL MONEY MARKET FUNDS (Cost $56,642,297)		56,642,297
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $367,829,469)	520,040,620
NET OTHER ASSETS - (3.1)%	(15,685,070)
NET ASSETS - 100%	$ 504,355,550
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $367,961,530. Net unrealized appreciation aggregated $152,079,090, of which $152,554,907 related to appreciated investment securities and $475,817 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2004

BIO-QTLY-0105

1.810668.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
BIOTECHNOLOGY - 85.1%
Actelion Ltd. (Reg.) (a)	412,947	$ 38,036,260
Affymetrix, Inc. (a)	1,323,600	44,936,220
Alkermes, Inc. (a)	2,165,757	29,865,789
Amgen, Inc. (a)	752,300	45,168,092
Amylin Pharmaceuticals, Inc. (a)	238,100	4,852,478
Biogen Idec, Inc. (a)	3,000,542	176,071,805
Celgene Corp. (a)	4,431,330	121,507,069
Cephalon, Inc. (a)	1,879,340	89,325,030
Chiron Corp. (a)	100	3,257
Curis, Inc. (a)	1,304,820	5,284,521
Dendreon Corp. (a)	1,201,600	11,787,696
Dyax Corp. (a)	145,800	1,156,194
Enzon Pharmaceuticals, Inc. (a)	761,300	10,308,002
Genentech, Inc. (a)	4,863,900	234,683,175
Genta, Inc. (a)	486,300	632,190
Genzyme Corp. - General Division (a)	1,421,900	79,640,619
Gilead Sciences, Inc. (a)	1,934,300	66,655,978
Harvard Bioscience, Inc. (a)	11,600	46,052
ICOS Corp. (a)	810,600	19,575,990
ImClone Systems, Inc. (a)	1,592,200	67,222,684
ImmunoGen, Inc. (a)	1,814,756	14,191,392
Immunomedics, Inc. (a)	297,100	834,851
Invitrogen Corp. (a)	923,854	55,893,167
Ligand Pharmaceuticals, Inc. Class B (a)	1,372,400	15,370,880
Medarex, Inc. (a)	852,500	9,292,250
MedImmune, Inc. (a)	3,718,320	98,907,312
Millennium Pharmaceuticals, Inc. (a)	7,401,362	93,405,188
Myogen, Inc.	100	816
Neurocrine Biosciences, Inc. (a)	622,000	28,612,000
NPS Pharmaceuticals, Inc. (a)	383,000	6,859,530
Oscient Pharmaceuticals Corp. (a)	89,500	291,770
OSI Pharmaceuticals, Inc. (a)	119,000	5,662,020
Pharmion Corp.	480,996	20,365,371
Protein Design Labs, Inc. (a)	1,526,500	27,660,180
Regeneron Pharmaceuticals, Inc. (a)	715,000	6,592,300
Seattle Genetics, Inc. (a)	837,589	5,720,733
Serologicals Corp. (a)	825,100	19,257,834
Tanox, Inc. (a)	334,600	4,634,210
Techne Corp. (a)	558,200	20,737,130
Telik, Inc. (a)	243,500	4,653,285
Transkaryotic Therapies, Inc. (a)	380,600	8,681,486
XOMA Ltd. (a)	1,542,100	3,084,200
TOTAL BIOTECHNOLOGY		1,497,467,006
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Cholestech Corp. (a)	60,000	480,000
Cyberonics, Inc. (a)	48,700	904,359
Epix Pharmaceuticals, Inc. (a)	114,400	2,013,440
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,397,799

	Shares	Value
PHARMACEUTICALS - 14.1%
Cypress Bioscience, Inc. (a)	97,200	$ 1,132,380
Elan Corp. PLC sponsored ADR (a)	4,054,600	107,041,440
Guilford Pharmaceuticals, Inc. (a)	918,200	5,178,648
Medicines Co. (a)	558,500	13,928,990
Merck KGaA	482,612	27,964,560
MGI Pharma, Inc. (a)	1,227,300	33,124,827
Sepracor, Inc. (a)	1,253,600	55,797,736
SkyePharma PLC (a)	2,744,787	3,486,839
TOTAL PHARMACEUTICALS		247,655,420
TOTAL COMMON STOCKS (Cost $1,508,401,506)		1,748,520,225
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
BIOTECHNOLOGY - 0.4%
Xenon Genetics, Inc. Series E (d)	981,626	6,056,632
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (d)	180,000	630,000
TOTAL PREFERRED STOCKS (Cost $7,714,138)		6,686,632
Money Market Funds - 9.9%

Fidelity Securities Lending Cash Central Fund, 2% (b)(c) (Cost $173,680,250)	173,680,250	173,680,250
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $1,689,795,894)		1,928,887,107
NET OTHER ASSETS - (9.7)%		(169,839,915)
NET ASSETS - 100%		$ 1,759,047,192
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,686,632 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 990,000
Xenon Genetics, Inc. Series E	3/23/01	$ 6,724,138
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,701,390,629. Net unrealized appreciation aggregated $227,496,478, of which $387,805,047 related to appreciated investment securities and $160,308,569 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2004

BRO-QTLY-0105

1.810691.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CAPITAL MARKETS - 71.1%
3i Group PLC	75,000	$ 936,286
Affiliated Managers Group, Inc. (a)	179,000	11,345,020
Allied Capital Corp.	90,000	2,485,800
American Capital Strategies Ltd.	241,000	7,697,540
Ameritrade Holding Corp. (a)	1,384,800	19,290,264
Bear Stearns Companies, Inc.	154,986	15,123,534
BlackRock, Inc. Class A	37,900	2,825,824
Calamos Asset Management, Inc. Class A	2,000	47,440
Charles Schwab Corp.	1,264,900	13,635,622
D. Carnegie & Co. AB	70,000	807,496
DAB Bank AG (a)	90,000	641,254
E*TRADE Financial Corp. (a)	1,431,400	19,839,204
Eaton Vance Corp. (non-vtg.)	125,700	6,027,315
Federated Investors, Inc. Class B (non-vtg.)	68,350	2,010,857
Franklin Resources, Inc.	278,900	18,304,207
Goldman Sachs Group, Inc.	193,800	20,302,488
Greenhill & Co., Inc.	200	5,440
Intermediate Capital Group PLC	40,000	767,941
Investors Financial Services Corp.	100,000	4,384,000
Janus Capital Group, Inc.	212,300	3,513,565
Jefferies Group, Inc.	100,000	4,062,000
Knight Trading Group, Inc. (a)	425,000	4,849,250
Legg Mason, Inc.	99,848	6,803,643
Lehman Brothers Holdings, Inc.	338,550	28,363,717
MCF Corp. (a)	110,000	178,200
Merrill Lynch & Co., Inc.	351,500	19,582,065
Morgan Stanley	372,330	18,895,748
National Financial Partners Corp.	65,000	2,258,100
Northern Trust Corp.	148,100	6,966,624
Raymond James Financial, Inc.	32,987	975,755
SEI Investments Co.	1,000	39,110
State Street Corp.	169,700	7,561,832
T. Rowe Price Group, Inc.	162,200	9,595,752
Technology Investment Capital Corp.	905	13,656
TradeStation Group, Inc. (a)	996,022	7,390,483
UBS AG (NY Shares)	199,500	16,159,500
TOTAL CAPITAL MARKETS		283,686,532
COMMERCIAL BANKS - 1.0%
Boston Private Financial Holdings, Inc.	75,000	2,031,750
HSBC Holdings PLC sponsored ADR	25,000	2,134,500
PrivateBancorp, Inc.	1,500	51,660
TOTAL COMMERCIAL BANKS		4,217,910

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Bowne & Co., Inc.	150,300	$ 2,314,620
Dun & Bradstreet Corp. (a)	1,000	59,360
Equifax, Inc.	1,000	27,620
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,401,600
CONSUMER FINANCE - 2.8%
American Express Co.	67,500	3,760,425
MBNA Corp.	278,100	7,386,336
TOTAL CONSUMER FINANCE		11,146,761
DIVERSIFIED FINANCIAL SERVICES - 9.5%
Alliance Capital Management Holding LP	50,000	1,982,000
Archipelago Holdings, Inc.	307,670	6,845,658
Citigroup, Inc.	112,066	5,014,954
Deutsche Boerse AG	5,007	296,516
eSpeed, Inc. Class A (a)	140,000	1,566,600
Indiabulls Financial Services Ltd.	1,026,000	962,596
Instinet Group, Inc. (a)	1,857,917	11,128,923
J.P. Morgan Chase & Co.	237,220	8,931,333
Nasdaq Stock Market, Inc. (a)	70,000	490,000
OMX AB (a)	60,000	759,121
TOTAL DIVERSIFIED FINANCIAL SERVICES		37,977,701
INSURANCE - 5.1%
American International Group, Inc.	297,200	18,827,620
Hartford Financial Services Group, Inc.	18,300	1,171,200
Scottish Re Group Ltd.	10,100	232,300
TOTAL INSURANCE		20,231,120
IT SERVICES - 0.1%
Certegy, Inc.	10,000	344,000
MEDIA - 2.6%
Citadel Broadcasting Corp. (a)	53,000	817,260
Cumulus Media, Inc. Class A (a)	98,590	1,506,455
Emmis Communications Corp. Class A (a)	141,616	2,618,480
Entercom Communications Corp. Class A (a)	55,000	1,981,100
Entravision Communications Corp. Class A (a)	175,000	1,435,000
Radio One, Inc. Class D (non-vtg.) (a)	150,000	2,092,500
TOTAL MEDIA		10,450,795
THRIFTS & MORTGAGE FINANCE - 1.2%
New York Community Bancorp, Inc.	244,700	4,840,166
TOTAL COMMON STOCKS (Cost $279,457,468)		375,296,585
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	24,530,833	$ 24,530,833
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	12,493,500	12,493,500
TOTAL MONEY MARKET FUNDS (Cost $37,024,333)		37,024,333
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $316,481,801)	412,320,918
NET OTHER ASSETS - (3.3)%	(13,112,647)
NET ASSETS - 100%	$ 399,208,271
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $317,857,538. Net unrealized appreciation aggregated $94,463,380, of which $99,990,275 related to appreciated investment securities and $5,526,895 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Business Services and

Outsourcing Portfolio

November 30, 2004

BSO-QTLY-0105

1.810669.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 9.5%
Adecco SA sponsored ADR	14,300	$ 178,607
Apollo Group, Inc. Class A (a)	17,500	1,394,750
Banta Corp.	3,100	137,950
Capita Group PLC	15,100	102,979
Cendant Corp.	1,200	27,204
Exponent, Inc. (a)	22,300	619,717
First Advantage Corp. (a)	13,100	245,494
H&R Block, Inc.	300	14,310
Hudson Highland Group, Inc. (a)	11,000	300,410
Korn/Ferry International (a)	21,400	398,682
Robert Half International, Inc.	1,900	51,357
Vertrue, Inc. (a)	1,600	55,520
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,526,980
COMPUTERS & PERIPHERALS - 0.0%
Maxtor Corp. (a)	3,500	13,370
HEALTH CARE PROVIDERS & SERVICES - 8.0%
DaVita, Inc. (a)	29,600	983,312
IMS Health, Inc.	8,578	193,605
Pediatrix Medical Group, Inc. (a)	8,000	498,400
Quest Diagnostics, Inc.	13,900	1,303,125
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,978,442
INSURANCE - 0.2%
Hilb Rogal & Hobbs Co.	1,600	55,504
USI Holdings Corp. (a)	2,900	33,292
TOTAL INSURANCE		88,796
IT SERVICES - 71.9%
Accenture Ltd. Class A (a)	69,100	1,792,454
Affiliated Computer Services, Inc. Class A (a)	59,700	3,533,046
Alliance Data Systems Corp. (a)	2,600	111,540
BearingPoint, Inc. (a)	135,600	1,179,720
Ceridian Corp. (a)	156,000	2,949,960
Certegy, Inc.	11,800	405,920
Cognizant Technology Solutions Corp. Class A (a)	16,908	644,702
Computer Horizons Corp. (a)	21,100	80,180
Computer Sciences Corp. (a)	37,400	2,023,340
Convergys Corp. (a)	400	5,948
DST Systems, Inc. (a)	35,000	1,706,250
First Data Corp.	71,100	2,921,499
Forrester Research, Inc. (a)	8,300	135,456
HCL Technologies Ltd.	13,800	115,734
Inforte Corp. (a)	25,800	174,408
Infosys Technologies Ltd.	49,145	2,373,538
Intelligroup, Inc. (a)	20,589	28,001

	Shares	Value
Kanbay International, Inc.	14,300	$ 410,839
Lionbridge Technologies, Inc. (a)	19,000	104,690
Mastek Ltd.	5,251	37,919
Maximus, Inc. (a)	13,600	426,088
Patni Computer Systems Ltd.	11,519	95,659
Paychex, Inc.	37,487	1,243,069
Sabre Holdings Corp. Class A	8,600	198,488
Satyam Computer Services Ltd.	69,500	677,508
Satyam Computer Services Ltd. ADR	100	2,648
Syntel, Inc.	20,300	397,474
The BISYS Group, Inc. (a)	86,400	1,383,264
Titan Corp. (a)	95,400	1,536,894
TOTAL IT SERVICES		26,696,236
MEDIA - 3.8%
Interpublic Group of Companies, Inc. (a)	28,603	354,963
Lamar Advertising Co. Class A (a)	27,100	1,068,824
TOTAL MEDIA		1,423,787
SOFTWARE - 6.5%
Amdocs Ltd. (a)	46,900	1,212,365
BEA Systems, Inc. (a)	15,100	122,008
Intuit, Inc. (a)	600	25,104
Lawson Software, Inc. (a)	72,600	448,668
Microsoft Corp.	18,900	506,709
Reynolds & Reynolds Co. Class A	4,000	94,920
TOTAL SOFTWARE		2,409,774
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Oxford Industries, Inc.	2,300	93,840
TOTAL COMMON STOCKS (Cost $30,340,855)		37,231,225
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 1.98% (b)	24,728	24,728
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	4,386,550	4,386,550
TOTAL MONEY MARKET FUNDS (Cost $4,411,278)		4,411,278
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $34,752,133)		41,642,503
NET OTHER ASSETS - (12.1)%		(4,483,921)
NET ASSETS - 100%		$ 37,158,582
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $34,932,446. Net unrealized appreciation aggregated $6,710,057, of which $7,910,700 related to appreciated investment securities and $1,200,643 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2004

CHE-QTLY-0105

1.810670.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CHEMICALS - 81.8%
Agrium, Inc.	49,400	$ 926,810
Air Products & Chemicals, Inc.	161,800	9,263,050
Airgas, Inc.	123,500	3,282,630
Albemarle Corp.	97,200	3,872,448
Arch Chemicals, Inc.	39,750	1,160,700
BASF AG sponsored ADR	7,300	492,385
BOC Group PLC sponsored ADR	17,500	626,150
Braskem SA Series A (a)	26,880,200	1,165,533
Cytec Industries, Inc.	76,800	3,733,248
Dow Chemical Co.	156,000	7,873,320
Eastman Chemical Co.	60,500	3,289,990
Ecolab, Inc.	30,900	1,080,882
Engelhard Corp.	76,700	2,292,563
Ferro Corp.	117,400	2,686,112
FMC Corp. (a)	71,600	3,547,780
Great Lakes Chemical Corp.	115,100	3,372,430
Hercules, Inc. (a)	102,400	1,525,760
International Flavors & Fragrances, Inc.	33,700	1,364,850
L'Air Liquide SA	5,400	933,886
Lubrizol Corp.	33,300	1,150,515
Lyondell Chemical Co.	403,300	11,316,599
Millennium Chemicals, Inc. (a)	411,814	10,946,016
Minerals Technologies, Inc.	16,300	1,081,505
Monsanto Co.	179,300	8,251,386
Mosaic Co. (a)	207,600	3,608,088
Nalco Holding Co.	4,000	76,920
NOVA Chemicals Corp.	117,500	5,449,218
Olin Corp.	60,552	1,373,925
Pioneer Companies, Inc. (a)	175,500	4,168,125
PolyOne Corp. (a)	172,200	1,589,406
Potash Corp. of Saskatchewan	40,900	3,138,328
PPG Industries, Inc.	43,500	2,934,945
Praxair, Inc.	197,160	8,852,484
Rohm & Haas Co.	3,300	145,497
Spartech Corp.	59,300	1,657,435
Syngenta AG sponsored ADR	113,500	2,411,875
Thai Olefins PCL (a)	23,800	42,872
The Scotts Co. Class A (a)	26,200	1,796,010
Valspar Corp.	74,600	3,597,212
Wellman, Inc.	77,800	800,562
Westlake Chemical Corp.	117,900	3,700,881
TOTAL CHEMICALS		130,580,331
CONTAINERS & PACKAGING - 0.0%
Applied Extrusion Technologies, Inc. (a)	40,246	6,439
ELECTRICAL EQUIPMENT - 0.1%
Hydrogenics Corp. (a)	30,100	156,090
FOOD PRODUCTS - 3.4%
Archer-Daniels-Midland Co.	33,100	701,720
Bunge Ltd.	44,100	2,324,952

	Shares	Value
Corn Products International, Inc.	23,100	$ 1,257,102
Delta & Pine Land Co.	44,800	1,196,160
TOTAL FOOD PRODUCTS		5,479,934
INDUSTRIAL CONGLOMERATES - 5.4%
3M Co.	108,000	8,595,720
LEISURE EQUIPMENT & PRODUCTS - 0.1%
SCP Pool Corp.	4,500	141,885
MACHINERY - 0.4%
Pall Corp.	23,700	642,033
METALS & MINING - 0.7%
Compass Minerals International, Inc.	50,400	1,139,040
OIL & GAS - 1.2%
Ashland, Inc.	27,700	1,638,455
Nippon Oil Corp.	36,000	236,863
TOTAL OIL & GAS		1,875,318
TRADING COMPANIES & DISTRIBUTORS - 0.1%
UAP Holding Corp.	7,900	129,165
TOTAL COMMON STOCKS (Cost $119,174,102)		148,745,955
Money Market Funds - 12.6%

Fidelity Cash Central Fund, 1.98% (b)	12,847,613	12,847,613
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	7,367,250	7,367,250
TOTAL MONEY MARKET FUNDS (Cost $20,214,863)		20,214,863
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $139,388,965)		168,960,818
NET OTHER ASSETS - (5.8)%		(9,307,636)
NET ASSETS - 100%		$ 159,653,182
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $139,481,818. Net unrealized appreciation aggregated $29,479,000, of which $29,906,946 related to appreciated investment securities and $427,946 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2004

COM-QTLY-0105

1.810671.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 18.1%
Adtran, Inc.	119,900	$ 2,686,959
Alvarion Ltd. (a)	200,100	2,935,467
Andrew Corp. (a)	188,500	2,676,700
Avaya, Inc. (a)	566,600	9,303,572
Carrier Access Corp. (a)	138,100	1,247,043
Cisco Systems, Inc. (a)	1,833,500	34,304,785
Comverse Technology, Inc. (a)	94,200	2,003,634
Corning, Inc. (a)	115,800	1,456,764
CSR PLC	203,800	1,368,457
Enterasys Networks, Inc. (a)	1,049,000	1,835,750
Extreme Networks, Inc. (a)	196,900	1,344,827
F5 Networks, Inc. (a)	46,600	2,006,130
Foundry Networks, Inc. (a)	147,500	1,969,125
ITF Optical Technologies, Inc. Series A (d)	31,365	39,206
Juniper Networks, Inc. (a)	283,832	7,813,895
Lucent Technologies, Inc. (a)	1,507,500	5,924,475
Motorola, Inc.	997,800	19,217,628
Nokia Corp. sponsored ADR	218,800	3,537,996
Packeteer, Inc. (a)	108,900	1,415,700
Plantronics, Inc.	67,100	2,763,849
Powerwave Technologies, Inc. (a)	445,399	3,602,387
QUALCOMM, Inc.	313,400	13,043,708
Research In Motion Ltd. (a)	76,500	6,760,795
Riverstone Networks, Inc. (a)	1,393,400	1,588,476
SafeNet, Inc. (a)	35,300	1,258,798
Sierra Wireless, Inc. (a)	108,700	2,053,105
TOTAL COMMUNICATIONS EQUIPMENT		134,159,231
COMPUTERS & PERIPHERALS - 29.4%
Acer, Inc.	1,236,438	1,888,629
Adaptec, Inc. (a)	393,100	3,066,180
Apple Computer, Inc. (a)	406,300	27,242,415
Compal Electronics, Inc.	1,523,825	1,461,850
Creative Technology Ltd. (Nasdaq)	127,300	1,629,440
Dell, Inc. (a)	1,680,800	68,106,017
Dot Hill Systems Corp. (a)	462,500	3,052,500
EMC Corp. (a)	4,047,500	54,317,450
Iomega Corp.	379,900	1,728,545
Lexmark International, Inc. Class A (a)	73,700	6,257,130
Network Appliance, Inc. (a)	147,800	4,457,648
palmOne, Inc. (a)	51,720	1,812,269
QLogic Corp. (a)	113,200	3,892,948
Quanta Computer, Inc.	1,261,312	2,055,849
Seagate Technology	413,000	6,186,740
Sun Microsystems, Inc. (a)	3,792,000	21,045,600
Synaptics, Inc. (a)	115,700	4,442,880
Western Digital Corp. (a)	508,400	4,967,068
TOTAL COMPUTERS & PERIPHERALS		217,611,158

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
PT Indosat Tbk sponsored ADR	37,700	$ 1,200,368
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.8%
Aeroflex, Inc. (a)	67,400	825,650
Arrow Electronics, Inc. (a)	164,800	4,042,544
AU Optronics Corp. sponsored ADR	118,400	1,554,592
Avnet, Inc. (a)	94,400	1,736,960
Bell Microproducts, Inc. (a)	497,900	4,257,045
Benchmark Electronics, Inc. (a)	45,400	1,591,270
CDW Corp.	64,100	4,212,652
Celestica, Inc. (sub. vtg.) (a)	234,200	3,564,493
Flextronics International Ltd. (a)	204,800	2,938,880
Hon Hai Precision Industries Co. Ltd.	1,450,465	5,854,097
Ingram Micro, Inc. Class A (a)	61,700	1,187,108
M-Flex Electronix, Inc.	87,600	1,600,452
National Instruments Corp.	46,125	1,319,175
Solectron Corp. (a)	586,600	3,666,250
Somera Communications, Inc. (a)	431,300	478,743
SpatiaLight, Inc. (a)	100,800	904,176
Symbol Technologies, Inc.	154,800	2,346,768
Tech Data Corp. (a)	62,400	2,832,336
Vishay Intertechnology, Inc. (a)	75,000	1,095,750
World Peace Industrial Co. Ltd.	3,263,130	1,995,767
Xyratex Ltd.	169,000	2,399,800
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		50,404,508
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Waters Corp. (a)	14,400	671,904
HOTELS, RESTAURANTS & LEISURE - 0.0%
eLong, Inc. ADR	1,500	31,290
HOUSEHOLD DURABLES - 0.3%
LG Electronics, Inc.	23,840	1,439,267
ReignCom Ltd.	19,384	454,789
TOTAL HOUSEHOLD DURABLES		1,894,056
INTERNET & CATALOG RETAIL - 0.7%
Amazon.com, Inc. (a)	19,500	773,760
Blue Nile, Inc.	24,700	636,766
eBay, Inc. (a)	35,100	3,946,995
TOTAL INTERNET & CATALOG RETAIL		5,357,521
INTERNET SOFTWARE & SERVICES - 3.7%
DoubleClick, Inc. (a)	122,400	918,000
Google, Inc. Class A	54,500	9,973,500
Openwave Systems, Inc. (a)	153,933	2,028,837
RealNetworks, Inc. (a)	317,000	1,997,100
SonicWALL, Inc. (a)	391,500	2,407,725
Supportsoft, Inc. (a)	222,100	1,128,268
VeriSign, Inc. (a)	64,300	2,115,470
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
webMethods, Inc. (a)	222,800	$ 1,367,992
Yahoo!, Inc. (a)	146,400	5,507,568
TOTAL INTERNET SOFTWARE & SERVICES		27,444,460
IT SERVICES - 0.3%
Kanbay International, Inc.	30,800	884,884
Sapient Corp. (a)	198,600	1,570,926
TOTAL IT SERVICES		2,455,810
MEDIA - 0.1%
Sirius Satellite Radio, Inc. (a)	153,900	1,021,896
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 31.6%
Agere Systems, Inc.:
Class A (a)	303,000	415,110
Class B (a)	1,303,000	1,772,080
Altera Corp. (a)	657,600	14,914,368
Analog Devices, Inc.	794,370	29,351,972
Applied Materials, Inc. (a)	91,800	1,527,552
Applied Micro Circuits Corp. (a)	211,300	777,584
ATMI, Inc. (a)	92,800	2,136,256
Axcelis Technologies, Inc. (a)	170,700	1,246,110
Broadcom Corp. Class A (a)	35,600	1,157,712
Cree, Inc. (a)	26,700	955,326
Cypress Semiconductor Corp. (a)	457,600	4,507,360
Fairchild Semiconductor International, Inc. (a)	166,200	2,542,860
Freescale Semiconductor, Inc. Class A	256,800	4,535,088
Integrated Circuit Systems, Inc. (a)	534,500	12,635,580
Integrated Device Technology, Inc. (a)	694,500	7,882,575
Intel Corp.	2,768,100	61,867,035
International Rectifier Corp. (a)	76,200	3,226,308
Intersil Corp. Class A	258,100	4,155,410
KLA-Tencor Corp. (a)	49,300	2,221,458
Linear Technology Corp.	120,100	4,583,016
Marvell Technology Group Ltd. (a)	372,200	11,932,732
MediaTek, Inc.	141,000	906,147
Mindspeed Technologies, Inc. (a)	442,300	1,105,750
National Semiconductor Corp. (a)	1,299,700	20,093,362
Novatek Microelectronics Corp.	242,000	713,753
O2Micro International Ltd. (a)	314,000	3,799,400
ON Semiconductor Corp. (a)	447,800	1,634,470
PMC-Sierra, Inc. (a)	245,000	2,704,800
Portalplayer, Inc.	600	17,514
Samsung Electronics Co. Ltd.	6,133	2,541,523
Sigmatel, Inc. (a)	158,800	5,681,864
Silicon Image, Inc. (a)	62,000	1,041,600
STATS ChipPAC Ltd. ADR (a)	108,400	608,232
Taiwan Semiconductor Manufacturing Co. Ltd.	1,416,109	2,079,539

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	573,977	$ 4,574,597
Teradyne, Inc. (a)	140,300	2,393,518
Texas Instruments, Inc.	46,300	1,119,534
Trident Microsystems, Inc. (a)	163,200	2,545,920
United Microelectronics Corp. (a)	1,779,000	1,115,672
United Microelectronics Corp. sponsored ADR (a)	522,844	1,829,954
Xilinx, Inc.	90,500	2,825,410
Zoran Corp. (a)	24,300	287,955
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		233,964,006
SOFTWARE - 6.1%
Adobe Systems, Inc.	31,900	1,931,864
Altiris, Inc. (a)	49,700	1,391,600
Amdocs Ltd. (a)	41,300	1,067,605
Ascential Software Corp. (a)	63,900	873,513
BakBone Software, Inc. (a)	460,600	415,567
Concord Communications, Inc. (a)	172,800	1,605,312
E.piphany, Inc. (a)	172,300	778,796
Embarcadero Technologies, Inc. (a)	261,700	2,313,428
Geodesic Information Systems Ltd.	28,687	386,791
Hyperion Solutions Corp. (a)	34,700	1,554,907
JAMDAT Mobile, Inc.	600	13,728
Macrovision Corp. (a)	105,400	2,798,370
McAfee, Inc. (a)	101,000	2,918,900
Micromuse, Inc. (a)	250,000	1,314,500
Novell, Inc. (a)	509,700	3,109,170
Oracle Corp. (a)	226,900	2,872,554
PeopleSoft, Inc. (a)	44,400	1,048,284
Quest Software, Inc. (a)	57,300	887,004
Red Hat, Inc. (a)	273,067	3,954,010
Siebel Systems, Inc. (a)	318,078	3,206,226
Symantec Corp. (a)	98,700	6,298,047
VERITAS Software Corp. (a)	141,700	3,103,230
Visual Networks, Inc. (a)	100,000	322,000
WatchGuard Technologies, Inc. (a)	289,100	1,185,310
TOTAL SOFTWARE		45,350,716
SPECIALTY RETAIL - 1.7%
Best Buy Co., Inc.	193,400	10,903,892
RadioShack Corp.	57,300	1,808,961
TOTAL SPECIALTY RETAIL		12,712,853
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
InPhonic, Inc.	1,000	25,510
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Leap Wireless International, Inc. (a)	53,400	$ 1,356,360
Telesystem International Wireless, Inc. (a)	164,700	1,913,711
TOTAL WIRELESS TELECOMMUNICATION SERVICES		3,295,581
TOTAL COMMON STOCKS (Cost $683,439,302)		737,575,358
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(d)	233,000	2
SOFTWARE - 0.0%
Monterey Design Systems Series E (d)	29,800	26,820
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,865,608)		26,822
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 1.98% (b)	2,642,718	2,642,718
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	5,456,023	5,456,023
TOTAL MONEY MARKET FUNDS (Cost $8,098,741)		8,098,741
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $695,403,651)	745,700,921
NET OTHER ASSETS - (0.6)%	(4,631,709)
NET ASSETS - 100%	$ 741,069,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,029 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,575,000
Monterey Design Systems Series E	11/1/00	$ 1,564,500
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,301,108
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $699,113,986. Net unrealized appreciation aggregated $46,586,935, of which $123,683,999 related to appreciated investment securities and $77,097,064 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2004

HOU-QTLY-0105

1.810672.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
BUILDING PRODUCTS - 10.7%
American Standard Companies, Inc. (a)	85,200	$ 3,317,688
Lennox International, Inc.	24,700	444,353
Masco Corp.	164,800	5,812,496
NCI Building Systems, Inc. (a)	7,700	285,670
Simpson Manufacturing Co. Ltd.	22,400	752,640
Trex Co., Inc. (a)	8,600	403,770
Universal Forest Products, Inc.	6,800	293,488
York International Corp.	16,600	612,042
TOTAL BUILDING PRODUCTS		11,922,147
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Herman Miller, Inc.	45,500	1,117,617
HNI Corp.	20,400	864,756
Steelcase, Inc. Class A	20,400	271,320
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,253,693
CONSTRUCTION & ENGINEERING - 5.1%
Dycom Industries, Inc. (a)	38,700	1,127,718
EMCOR Group, Inc. (a)	5,800	268,076
Fluor Corp.	30,000	1,557,000
Granite Construction, Inc.	25,300	671,462
Jacobs Engineering Group, Inc. (a)	21,700	997,549
MasTec, Inc. (a)	41,300	346,507
Perini Corp. (a)	7,600	113,620
URS Corp. (a)	18,900	567,756
TOTAL CONSTRUCTION & ENGINEERING		5,649,688
CONSTRUCTION MATERIALS - 5.5%
Eagle Materials, Inc.	9,177	719,201
Florida Rock Industries, Inc.	18,450	1,038,735
Lafarge North America, Inc.	22,200	1,113,330
Texas Industries, Inc.	17,900	1,074,000
Vulcan Materials Co.	41,400	2,146,590
TOTAL CONSTRUCTION MATERIALS		6,091,856
ELECTRICAL EQUIPMENT - 0.6%
A.O. Smith Corp.	5,000	150,250
AMETEK, Inc.	3,200	104,576
Genlyte Group, Inc. (a)	5,100	408,867
TOTAL ELECTRICAL EQUIPMENT		663,693
ENERGY EQUIPMENT & SERVICES - 0.1%
Willbros Group, Inc. (a)	6,600	118,866
HOUSEHOLD DURABLES - 37.7%
Beazer Homes USA, Inc.	4,900	607,600
Centex Corp.	85,800	4,501,926

	Shares	Value
D.R. Horton, Inc.	175,474	$ 6,178,440
Fortune Brands, Inc.	3,000	235,440
Hovnanian Enterprises, Inc. Class A (a)	57,400	2,311,498
Interface, Inc. Class A (a)	29,500	292,050
KB Home	58,200	5,115,198
Leggett & Platt, Inc.	68,500	2,044,725
Lennar Corp. Class A	46,400	2,084,752
Meritage Homes Corp. (a)	4,700	439,920
Pulte Homes, Inc.	65,000	3,591,900
Ryland Group, Inc.	47,600	4,824,260
Southern Energy Homes, Inc. (a)	22,900	107,172
Standard Pacific Corp.	17,600	985,776
Technical Olympic USA, Inc.	19,150	468,218
Techtronic Industries Co. Ltd.	389,300	781,053
Tempur-Pedic International, Inc.	2,200	42,658
The Stanley Works	31,300	1,463,588
Toll Brothers, Inc. (a)	117,400	6,032,012
TOTAL HOUSEHOLD DURABLES		42,108,186
INDUSTRIAL CONGLOMERATES - 0.7%
Carlisle Companies, Inc.	13,600	813,416
MACHINERY - 9.3%
Briggs & Stratton Corp.	22,000	862,840
Caterpillar, Inc.	24,300	2,224,665
Crane Co.	22,700	686,902
Cummins, Inc.	1,400	111,468
Danaher Corp.	101,900	5,796,072
Toro Co.	10,000	725,000
TOTAL MACHINERY		10,406,947
PAPER & FOREST PRODUCTS - 3.1%
Georgia-Pacific Corp.	94,500	3,459,645
REAL ESTATE - 3.1%
Catellus Development Corp.	39,300	1,234,020
Equity Lifestyle Properties, Inc.	8,200	297,660
General Growth Properties, Inc.	8,690	298,154
The St. Joe Co.	30,800	1,689,380
TOTAL REAL ESTATE		3,519,214
SPECIALTY RETAIL - 9.7%
Home Depot, Inc.	151,650	6,331,387
Lowe's Companies, Inc.	36,300	2,008,479
Sherwin-Williams Co.	55,100	2,457,460
TOTAL SPECIALTY RETAIL		10,797,326
THRIFTS & MORTGAGE FINANCE - 7.0%
Countrywide Financial Corp.	176,601	5,864,919
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Doral Financial Corp.	34,950	$ 1,621,680
Golden West Financial Corp., Delaware	2,400	286,176
TOTAL THRIFTS & MORTGAGE FINANCE		7,772,775
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Hughes Supply, Inc.	30,200	992,976
MSC Industrial Direct Co., Inc. Class A	3,100	110,422
TOTAL TRADING COMPANIES & DISTRIBUTORS		1,103,398
TOTAL COMMON STOCKS (Cost $82,411,103)		106,680,850
Money Market Funds - 13.0%

Fidelity Cash Central Fund, 1.98% (b)	4,194,600	4,194,600
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	10,313,200	10,313,200
TOTAL MONEY MARKET FUNDS (Cost $14,507,800)		14,507,800
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $96,918,903)	121,188,650
NET OTHER ASSETS - (8.6)%	(9,582,571)
NET ASSETS - 100%	$ 111,606,079
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $97,180,182. Net unrealized appreciation aggregated $24,008,468, of which $24,376,625 related to appreciated investment securities and $368,157 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Industries Portfolio

November 30, 2004

CPR-QTLY-0105

1.810692.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
AUTOMOBILES - 2.1%
Harley-Davidson, Inc.	8,400	$ 485,688
Thor Industries, Inc.	8,300	277,220
TOTAL AUTOMOBILES		762,908
BEVERAGES - 2.6%
Anheuser-Busch Companies, Inc.	4,300	215,387
PepsiCo, Inc.	6,100	304,451
The Coca-Cola Co.	10,900	428,479
TOTAL BEVERAGES		948,317
CHEMICALS - 0.2%
Monsanto Co.	1,900	87,438
COMMERCIAL SERVICES & SUPPLIES - 3.7%
Apollo Group, Inc. Class A (a)	7,300	581,810
Bright Horizons Family Solutions, Inc. (a)	3,196	200,549
Cendant Corp.	13,700	310,579
R.R. Donnelley & Sons Co.	2,800	97,160
Strayer Education, Inc.	1,600	171,968
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,362,066
FOOD & STAPLES RETAILING - 6.1%
Costco Wholesale Corp.	9,100	442,260
CVS Corp.	6,400	290,368
Safeway, Inc. (a)	12,800	246,784
Sysco Corp.	100	3,475
Wal-Mart Stores, Inc.	23,300	1,212,998
Whole Foods Market, Inc.	600	54,462
TOTAL FOOD & STAPLES RETAILING		2,250,347
FOOD PRODUCTS - 3.9%
Bunge Ltd.	7,300	384,856
Dean Foods Co. (a)	9,140	289,464
Fresh Del Monte Produce, Inc.	6,400	176,000
Smithfield Foods, Inc. (a)	14,500	421,225
SunOpta, Inc. (a)	5,200	31,570
The J.M. Smucker Co.	2,600	118,248
TOTAL FOOD PRODUCTS		1,421,363
HOTELS, RESTAURANTS & LEISURE - 14.9%
Boyd Gaming Corp.	100	3,676
Brinker International, Inc. (a)	6,270	213,995
Buffalo Wild Wings, Inc.	200	6,626
Caesars Entertainment, Inc. (a)	6,900	129,720
Carnival Corp. unit	9,500	503,595
CBRL Group, Inc.	2,300	93,771
Ctrip.com International Ltd. ADR	3,400	164,322
Hilton Hotels Corp.	9,300	192,138
International Game Technology	5,300	187,355
Kerzner International Ltd. (a)	2,000	113,940

	Shares	Value
Krispy Kreme Doughnuts, Inc. (a)	13,900	$ 139,973
McDonald's Corp.	35,800	1,100,492
MGM MIRAGE (a)	7,700	448,910
Outback Steakhouse, Inc.	8,400	363,720
Royal Caribbean Cruises Ltd.	8,100	402,570
Starbucks Corp. (a)	3,200	180,032
Starwood Hotels & Resorts Worldwide, Inc. unit	10,700	559,503
Wendy's International, Inc.	9,420	336,011
Wyndham International, Inc. Class A (a)	163,900	139,315
Yum! Brands, Inc.	4,700	213,380
TOTAL HOTELS, RESTAURANTS & LEISURE		5,493,044
HOUSEHOLD PRODUCTS - 5.0%
Colgate-Palmolive Co.	8,400	386,316
Kimberly-Clark Corp.	2,000	127,220
Procter & Gamble Co.	25,020	1,338,070
TOTAL HOUSEHOLD PRODUCTS		1,851,606
INDUSTRIAL CONGLOMERATES - 0.8%
3M Co.	3,700	294,483
INTERNET & CATALOG RETAIL - 1.6%
Amazon.com, Inc. (a)	4,800	190,464
eBay, Inc. (a)	3,400	382,330
TOTAL INTERNET & CATALOG RETAIL		572,794
INTERNET SOFTWARE & SERVICES - 5.8%
Google, Inc. Class A	5,500	1,006,500
iVillage, Inc. (a)	100	475
Sina Corp. (a)	3,900	143,988
Sohu.com, Inc. (a)	2,900	49,155
Yahoo!, Inc. (a)	25,196	947,874
TOTAL INTERNET SOFTWARE & SERVICES		2,147,992
LEISURE EQUIPMENT & PRODUCTS - 4.5%
Brunswick Corp.	13,700	668,834
MarineMax, Inc. (a)	7,300	214,620
Polaris Industries, Inc.	7,200	474,480
SCP Pool Corp.	9,400	296,382
TOTAL LEISURE EQUIPMENT & PRODUCTS		1,654,316
MEDIA - 17.0%
ADVO, Inc.	3,900	136,929
Clear Channel Communications, Inc.	27	909
E.W. Scripps Co. Class A	6,700	313,158
EchoStar Communications Corp. Class A	2,600	85,254
Fox Entertainment Group, Inc. Class A (a)	12,200	358,680
Gannett Co., Inc.	4,800	395,952
Harte-Hanks, Inc.	2,900	74,878
JC Decaux SA (a)	21,300	565,716
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Lamar Advertising Co. Class A (a)	8,710	$ 343,522
Liberty Media Corp. Class A (a)	17,400	179,742
McGraw-Hill Companies, Inc.	2,100	184,233
News Corp. Class A	84,000	1,485,958
Omnicom Group, Inc.	5,300	429,300
Radio One, Inc. Class D (non-vtg.) (a)	5,400	75,330
Reuters Group PLC sponsored ADR	2,400	105,792
SBS Broadcasting SA (a)	2,500	86,075
Spanish Broadcasting System, Inc. Class A (a)	8,840	94,500
Univision Communications, Inc. Class A (a)	1,400	42,140
Walt Disney Co.	33,700	905,856
Washington Post Co. Class B	430	403,340
TOTAL MEDIA		6,267,264
MULTILINE RETAIL - 4.8%
Big Lots, Inc. (a)	6,400	74,240
Family Dollar Stores, Inc.	6,200	181,660
Federated Department Stores, Inc.	3,400	186,320
JCPenney Co., Inc.	4,700	181,420
Neiman Marcus Group, Inc. Class A	1,300	84,903
Nordstrom, Inc.	2,900	126,875
Saks, Inc.	2,100	29,211
Target Corp.	17,800	911,716
TOTAL MULTILINE RETAIL		1,776,345
PERSONAL PRODUCTS - 3.5%
Alberto-Culver Co.	7,900	365,770
Avon Products, Inc.	15,100	566,854
Gillette Co.	8,100	352,269
TOTAL PERSONAL PRODUCTS		1,284,893
REAL ESTATE - 0.6%
MeriStar Hospitality Corp. (a)	16,000	108,800
ZipRealty, Inc.	6,000	101,340
TOTAL REAL ESTATE		210,140
SOFTWARE - 0.5%
Electronic Arts, Inc. (a)	3,900	190,710
SPECIALTY RETAIL - 11.8%
Aeropostale, Inc. (a)	2,900	82,650
American Eagle Outfitters, Inc.	14,800	618,196
Best Buy Co., Inc.	2,900	163,502
Chico's FAS, Inc. (a)	3,800	146,680
Foot Locker, Inc.	10,500	272,790
Gap, Inc.	3,600	78,660

	Shares	Value
Home Depot, Inc.	35,060	$ 1,463,755
Hot Topic, Inc. (a)	2,750	45,018
Limited Brands, Inc.	1,027	25,100
Lowe's Companies, Inc.	6,700	370,711
Office Depot, Inc. (a)	10,000	164,000
PETsMART, Inc.	3,300	113,091
Staples, Inc.	9,600	306,336
Steiner Leisure Ltd. (a)	10,300	277,276
Toys 'R' Us, Inc. (a)	5,900	114,106
West Marine, Inc. (a)	4,300	99,330
TOTAL SPECIALTY RETAIL		4,341,201
TEXTILES, APPAREL & LUXURY GOODS - 3.8%
Coach, Inc. (a)	3,700	184,408
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	2,000	59,040
Liz Claiborne, Inc.	6,900	283,383
NIKE, Inc. Class B	6,500	550,290
Phoenix Footwear Group, Inc. (a)	7,000	46,760
Polo Ralph Lauren Corp. Class A	5,100	200,889
Quiksilver, Inc. (a)	3,100	91,915
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,416,685
TOTAL COMMON STOCKS (Cost $29,973,305)		34,333,912
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 1.98% (b)	2,454,965	2,454,965
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	155,750	155,750
TOTAL MONEY MARKET FUNDS (Cost $2,610,715)		2,610,715
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $32,584,020)		36,944,627
NET OTHER ASSETS - (0.3)%		(113,499)
NET ASSETS - 100%		$ 36,831,128
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $32,602,941. Net unrealized appreciation aggregated $4,341,686, of which $5,280,626 related to appreciated investment securities and $938,940 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Cyclical Industries Portfolio

November 30, 2004

CYC-QTLY-0105

1.810678.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
AEROSPACE & DEFENSE - 19.7%
BAE Systems PLC	36,536	$ 171,172
BE Aerospace, Inc. (a)	33,000	349,701
Bombardier, Inc. Class B (sub. vtg.)	1,300	2,521
DRS Technologies, Inc. (a)	10,000	427,200
EADS NV	15,050	455,136
EDO Corp.	14,240	433,893
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	5,300	148,241
General Dynamics Corp.	2,200	238,392
Goodrich Corp.	7,800	247,650
Honeywell International, Inc.	47,400	1,674,642
L-3 Communications Holdings, Inc.	3,000	223,260
Lockheed Martin Corp.	19,690	1,197,940
Northrop Grumman Corp.	19,808	1,115,785
Precision Castparts Corp.	9,600	622,464
Raytheon Co.	15,900	641,406
Rockwell Collins, Inc.	8,240	328,446
The Boeing Co.	23,940	1,282,466
United Defense Industries, Inc. (a)	8,800	398,640
United Technologies Corp.	5,200	507,416
TOTAL AEROSPACE & DEFENSE		10,466,371
AIR FREIGHT & LOGISTICS - 8.8%
Dynamex, Inc. (a)	15,135	304,516
EGL, Inc. (a)	9,800	330,652
Expeditors International of Washington, Inc.	6,200	330,212
FedEx Corp.	9,600	912,288
Forward Air Corp. (a)	6,580	304,983
Hub Group, Inc. Class A (a)	2,900	126,150
Park-Ohio Holdings Corp. (a)	5,953	133,823
Ryder System, Inc.	4,700	252,108
United Parcel Service, Inc. Class B	21,600	1,817,640
UTI Worldwide, Inc.	2,600	179,218
TOTAL AIR FREIGHT & LOGISTICS		4,691,590
AIRLINES - 2.7%
AirTran Holdings, Inc. (a)	46,500	549,630
Alaska Air Group, Inc. (a)	1,300	40,599
AMR Corp. (a)	400	3,612
Continental Airlines, Inc. Class B (a)	11,700	130,338
Frontier Airlines, Inc. (a)	10,106	118,543
Southwest Airlines Co.	37,700	593,021
TOTAL AIRLINES		1,435,743
AUTO COMPONENTS - 0.0%
Amerigon, Inc. (a)	1,000	3,180
Delphi Corp.	100	900
Goodyear Tire & Rubber Co. (a)	200	2,524
TOTAL AUTO COMPONENTS		6,604

	Shares	Value
AUTOMOBILES - 0.3%
Ford Motor Co.	400	$ 5,672
Hyundai Motor Co.	680	33,465
Renault SA	1,400	114,546
TOTAL AUTOMOBILES		153,683
BUILDING PRODUCTS - 1.4%
American Standard Companies, Inc. (a)	10,510	409,259
Masco Corp.	9,010	317,783
York International Corp.	400	14,748
TOTAL BUILDING PRODUCTS		741,790
CHEMICALS - 19.1%
Agrium, Inc.	17,700	332,076
Air Products & Chemicals, Inc.	13,000	744,250
Airgas, Inc.	5,900	156,822
Albemarle Corp.	5,600	223,104
Cytec Industries, Inc.	5,900	286,799
Dow Chemical Co.	20,500	1,034,635
Ecolab, Inc.	17,100	598,158
Engelhard Corp.	3,100	92,659
Ferro Corp.	7,690	175,947
FMC Corp. (a)	5,800	287,390
Great Lakes Chemical Corp.	6,900	202,170
Hercules, Inc. (a)	7,500	111,750
Lyondell Chemical Co.	41,760	1,171,786
Millennium Chemicals, Inc. (a)	19,990	531,334
Monsanto Co.	10,000	460,200
Mosaic Co. (a)	13,200	229,416
Nalco Holding Co.	1,600	30,768
NOVA Chemicals Corp.	14,300	663,181
Olin Corp.	10,400	235,976
Pioneer Companies, Inc. (a)	22,000	522,500
PolyOne Corp. (a)	22,510	207,767
Potash Corp. of Saskatchewan	10,800	828,703
Praxair, Inc.	14,200	637,580
Rohm & Haas Co.	200	8,818
Spartech Corp.	2,100	58,695
Valspar Corp.	6,700	323,074
TOTAL CHEMICALS		10,155,558
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Heidrick & Struggles International, Inc. (a)	1,600	55,040
Herman Miller, Inc.	8,000	196,504
Ionics, Inc. (a)	25	1,080
Korn/Ferry International (a)	2,500	46,575
Waste Connections, Inc. (a)	3,950	134,537
Waste Services, Inc. (a)	72,900	268,943
TOTAL COMMERCIAL SERVICES & SUPPLIES		702,679
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - 3.6%
Dycom Industries, Inc. (a)	17,100	$ 498,294
EMCOR Group, Inc. (a)	2,200	101,684
Fluor Corp.	3,700	192,030
Foster Wheeler Ltd. (a)	6,460	91,926
Granite Construction, Inc.	10,200	270,708
Jacobs Engineering Group, Inc. (a)	11,200	514,864
Perini Corp. (a)	6,900	103,155
Shaw Group, Inc. (a)	100	1,473
Washington Group International, Inc. (a)	3,300	128,700
TOTAL CONSTRUCTION & ENGINEERING		1,902,834
CONSTRUCTION MATERIALS - 1.1%
Eagle Materials, Inc.	3,440	269,593
Texas Industries, Inc.	3,400	204,000
Vulcan Materials Co.	2,500	129,625
TOTAL CONSTRUCTION MATERIALS		603,218
CONTAINERS & PACKAGING - 0.1%
Owens-Illinois, Inc. (a)	1,420	29,706
ELECTRICAL EQUIPMENT - 0.9%
A.O. Smith Corp.	1,700	51,085
Baldor Electric Co.	100	2,758
Cooper Industries Ltd. Class A	800	53,048
Emerson Electric Co.	2,600	173,732
NEOMAX Co. Ltd.	3,000	50,965
Roper Industries, Inc.	2,680	164,954
TOTAL ELECTRICAL EQUIPMENT		496,542
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Cognex Corp.	1,900	49,020
Dionex Corp. (a)	1,897	108,869
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		157,889
ENERGY EQUIPMENT & SERVICES - 0.2%
Willbros Group, Inc. (a)	6,900	124,269
FOOD PRODUCTS - 0.1%
Delta & Pine Land Co.	2,600	69,420
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Thermo Electron Corp. (a)	1,830	55,358
HOUSEHOLD DURABLES - 4.6%
Blount International, Inc. (a)	6,300	109,809
D.R. Horton, Inc.	9,800	345,058
Dixie Group, Inc. (a)	3,476	55,720
Interface, Inc. Class A (a)	20,400	201,960
KB Home	5,800	509,762
Maytag Corp.	10,500	211,050
Ryland Group, Inc.	4,760	482,426

	Shares	Value
Standard Pacific Corp.	100	$ 5,601
Toll Brothers, Inc. (a)	9,800	503,524
TOTAL HOUSEHOLD DURABLES		2,424,910
INDUSTRIAL CONGLOMERATES - 14.6%
3M Co.	25,460	2,026,361
Carlisle Companies, Inc.	400	23,924
General Electric Co.	59,760	2,113,114
Siemens AG sponsored ADR	13,200	1,053,624
Tyco International Ltd.	74,830	2,541,975
TOTAL INDUSTRIAL CONGLOMERATES		7,758,998
MACHINERY - 7.0%
AGCO Corp. (a)	22,710	494,851
Bucyrus International, Inc. Class A	3,100	122,450
Caterpillar, Inc.	3,400	311,270
Danaher Corp.	3,400	193,392
Dover Corp.	5,400	218,430
IDEX Corp.	3,440	137,600
Ingersoll-Rand Co. Ltd. Class A	1,600	119,072
ITT Industries, Inc.	5,800	493,696
Kennametal, Inc.	644	33,037
Manitowoc Co., Inc.	7,900	295,065
Navistar International Corp. (a)	3,870	159,251
PACCAR, Inc.	1,142	89,190
Pall Corp.	10,400	281,736
Pentair, Inc.	4,060	162,481
SPX Corp.	8,300	341,213
Toro Co.	1,000	72,500
Wabash National Corp. (a)	7,000	174,090
TOTAL MACHINERY		3,699,324
MARINE - 0.0%
Alexander & Baldwin, Inc.	40	1,692
MEDIA - 0.2%
EchoStar Communications Corp. Class A	2,600	85,254
METALS & MINING - 0.2%
Brush Engineered Materials, Inc. (a)	1,400	27,300
Massey Energy Co.	2,800	98,336
TOTAL METALS & MINING		125,636
OFFICE ELECTRONICS - 0.0%
Xerox Corp. (a)	100	1,532
OIL & GAS - 1.6%
Ashland, Inc.	4,400	260,260
Frontline Ltd. (NY Shares)	5,000	300,250
Ship Finance International Ltd.	666	16,683
Common Stocks - continued
	Shares	Value
OIL & GAS - CONTINUED
Teekay Shipping Corp.	2,400	$ 127,824
Top Tankers, Inc.	7,100	160,105
TOTAL OIL & GAS		865,122
ROAD & RAIL - 5.3%
Burlington Northern Santa Fe Corp.	12,800	576,512
Canadian National Railway Co.	5,000	289,852
CSX Corp.	9,570	364,904
Landstar System, Inc. (a)	3,197	225,420
Norfolk Southern Corp.	19,820	680,421
Swift Transportation Co., Inc. (a)	12,800	249,472
Union Pacific Corp.	6,410	406,650
TOTAL ROAD & RAIL		2,793,231
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Cabot Microelectronics Corp. (a)	600	22,170
SPECIALTY RETAIL - 0.5%
Advance Auto Parts, Inc. (a)	1,700	70,142
AutoNation, Inc. (a)	2,600	48,152
Lithia Motors, Inc. Class A (sub. vtg.)	1,900	48,222
The Pep Boys - Manny, Moe & Jack	5,300	83,475
TOTAL SPECIALTY RETAIL		249,991
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Fastenal Co.	3,800	232,408
MSC Industrial Direct Co., Inc. Class A	5,200	185,224
W.W. Grainger, Inc.	2,240	138,566
TOTAL TRADING COMPANIES & DISTRIBUTORS		556,198
TOTAL COMMON STOCKS (Cost $41,374,301)		50,377,312
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 1.98% (b)	3,052,703	3,052,703
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	2,740,700	2,740,700
TOTAL MONEY MARKET FUNDS (Cost $5,793,403)		5,793,403
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $47,167,704)	56,170,715
NET OTHER ASSETS - (5.8)%	(3,082,607)
NET ASSETS - 100%	$ 53,088,108
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $47,259,299. Net unrealized appreciation aggregated $8,911,416, of which $9,167,587 related to appreciated investment securities and $256,171 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2004

DEF-QTLY-0105

1.810679.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
AEROSPACE & DEFENSE - 75.0%
AAR Corp. (a)	524,200	$ 7,165,814
Alliant Techsystems, Inc. (a)	176,955	11,656,026
BE Aerospace, Inc. (a)	679,300	7,198,542
DRS Technologies, Inc. (a)	257,900	11,017,488
EADS NV	766,791	23,188,968
EDO Corp.	101,900	3,104,893
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	649,000	18,152,530
Engineered Support Systems, Inc.	217,375	11,955,625
Essex Corp. (a)	23,900	421,357
Esterline Technologies Corp. (a)	72,900	2,595,240
GenCorp, Inc. (non-vtg.) (a)	242,500	4,076,425
General Dynamics Corp.	129,300	14,010,948
Goodrich Corp.	906,750	28,789,313
Honeywell International, Inc.	998,700	35,284,071
L-3 Communications Holdings, Inc.	248,400	18,485,928
Lockheed Martin Corp.	421,400	25,637,976
Mercury Computer Systems, Inc. (a)	85,700	2,699,550
Northrop Grumman Corp.	343,748	19,363,325
Orbital Sciences Corp. (a)	165,508	2,151,604
Precision Castparts Corp.	374,400	24,276,096
Raytheon Co.	497,752	20,079,316
Rockwell Collins, Inc.	496,300	19,782,518
The Boeing Co.	659,800	35,345,483
Triumph Group, Inc. (a)	199,800	8,103,888
United Defense Industries, Inc. (a)	247,500	11,211,750
United Technologies Corp.	139,000	13,563,620
TOTAL AEROSPACE & DEFENSE		379,318,294
COMMUNICATIONS EQUIPMENT - 5.0%
Anaren, Inc. (a)	109,700	1,473,710
Harris Corp.	268,600	17,778,634
REMEC, Inc. (a)	527,050	3,178,112
ViaSat, Inc. (a)	139,600	2,913,452
TOTAL COMMUNICATIONS EQUIPMENT		25,343,908
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
Aeroflex, Inc. (a)	430,000	5,267,500
Trimble Navigation Ltd. (a)	226,450	7,149,027
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		12,416,527
IT SERVICES - 1.0%
SRA International, Inc. Class A (a)	87,400	5,072,696
MEDIA - 8.6%
EchoStar Communications Corp. Class A	811,700	26,615,643
The DIRECTV Group, Inc. (a)	1,070,111	17,111,075
TOTAL MEDIA		43,726,718
TOTAL COMMON STOCKS (Cost $357,828,636)		465,878,143
Money Market Funds - 14.1%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	49,332,509	$ 49,332,509
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	21,889,426	21,889,426
TOTAL MONEY MARKET FUNDS (Cost $71,221,935)		71,221,935
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $429,050,571)	537,100,078
NET OTHER ASSETS - (6.2)%	(31,420,012)
NET ASSETS - 100%	$ 505,680,066
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $430,361,721. Net unrealized appreciation aggregated $106,738,357, of which $111,642,448 related to appreciated investment securities and $4,904,091 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Developing

Communications Portfolio

November 30, 2004

DEV-QTLY-0105

1.810680.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
51Job, Inc. ADR	115,400	$ 4,108,240
COMMUNICATIONS EQUIPMENT - 54.9%
3Com Corp. (a)	676,400	3,003,216
Adtran, Inc.	168,000	3,764,880
Adva AG Optical Networking (a)	518,980	3,476,996
Airspan Networks, Inc. (a)	100	549
Alcatel SA sponsored ADR (a)	824,300	12,809,622
Alvarion Ltd. (a)	650,200	9,538,434
Andrew Corp. (a)	329,600	4,680,320
AudioCodes Ltd. (a)	573,700	8,433,390
Avanex Corp. (a)	107,100	332,010
Avaya, Inc. (a)	537,200	8,820,824
Bookham, Inc. (a)	29,430	157,745
Brooktrout, Inc. (a)	164,300	2,014,318
C-COR.net Corp. (a)	76	680
Carrier Access Corp. (a)	126,300	1,140,489
CIENA Corp. (a)	3,219,900	8,210,745
Comverse Technology, Inc. (a)	1,158,240	24,635,765
Ditech Communications Corp. (a)	117,900	1,858,104
Enterasys Networks, Inc. (a)	4,364,500	7,637,875
Extreme Networks, Inc. (a)	1,281,200	8,750,596
F5 Networks, Inc. (a)	90,800	3,908,940
Foundry Networks, Inc. (a)	146,200	1,951,770
Harmonic, Inc. (a)	942,400	7,322,448
InterDigital Communication Corp. (a)	72,800	1,481,480
Ixia (a)	182,700	2,576,070
JDS Uniphase Corp. (a)	101,700	322,389
Juniper Networks, Inc. (a)	1,200,100	33,038,753
Marconi Corp. PLC (a)	949,304	10,363,898
Motorola, Inc.	2,938,600	56,597,437
NMS Communications Corp. (a)	1,199,600	7,663,045
Nokia Corp. sponsored ADR	1,294,900	20,938,533
Oplink Communications, Inc. (a)	156,600	321,030
Packeteer, Inc. (a)	483,300	6,282,900
Polycom, Inc. (a)	71,500	1,633,060
Powerwave Technologies, Inc. (a)	819,500	6,628,116
QUALCOMM, Inc.	1,215,300	50,580,786
Redback Networks, Inc. (a)	1,530,000	7,344,000
REMEC, Inc. (a)	1,208,000	7,284,240
Research In Motion Ltd. (a)	389,300	34,404,935
Riverstone Networks, Inc. (a)	4,880,400	5,563,656
SeaChange International, Inc. (a)	150,000	2,562,000
Sierra Wireless, Inc. (a)	188,300	3,556,575
SiRF Technology Holdings, Inc.	805,500	10,205,685
Sonus Networks, Inc. (a)	1,427,400	9,435,114
SpectraLink Corp.	12,600	184,590
Stratex Networks, Inc. (a)	387,300	797,838
Tekelec (a)	250,900	5,873,569
Telefonaktiebolaget LM Ericsson ADR (a)	1,848	61,446
Tellabs, Inc. (a)	151,600	1,296,180
Telson Electronics Co. Ltd. (a)	850,529	0

	Shares	Value
TTP Communications PLC (a)	2,998,000	$ 3,350,341
Tut Systems, Inc. (a)	109,700	433,315
Vyyo, Inc. (a)	100	725
Westell Technologies, Inc. Class A (a)	285,400	1,869,370
WJ Communications, Inc. (a)	185,951	630,374
TOTAL COMMUNICATIONS EQUIPMENT		415,731,166
COMPUTERS & PERIPHERALS - 2.2%
Compal Electronics, Inc.	231,363	221,953
Concurrent Computer Corp. (a)	334,978	636,458
Emulex Corp. (a)	93,200	1,317,848
Hutchinson Technology, Inc. (a)	54,000	1,769,580
Maxtor Corp. (a)	177,400	677,668
NEC Corp. ADR	700	3,857
QLogic Corp. (a)	61,100	2,101,229
Seagate Technology	40,300	603,694
Storage Technology Corp. (a)	55,700	1,623,098
Synaptics, Inc. (a)	70,000	2,688,000
Western Digital Corp. (a)	480,000	4,689,600
TOTAL COMPUTERS & PERIPHERALS		16,332,985
CONSTRUCTION & ENGINEERING - 0.1%
Dycom Industries, Inc. (a)	21,500	626,510
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Philippine Long Distance Telephone Co. sponsored ADR (a)	63,300	1,552,116
PT Indosat Tbk sponsored ADR	31,700	1,009,328
PT Telkomunikasi Indonesia Tbk sponsored ADR	42,000	931,560
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		3,493,004
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
Aeroflex, Inc. (a)	1,243,000	15,226,750
AU Optronics Corp. sponsored ADR	508,385	6,675,095
CellStar Corp. (a)	351,996	1,284,785
Flextronics International Ltd. (a)	95,100	1,364,685
Ingram Micro, Inc. Class A (a)	134,500	2,587,780
Interlink Electronics, Inc. (a)	87,600	785,772
LG.Philips LCD Co. Ltd. ADR	232,900	3,994,235
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		31,919,102
HOUSEHOLD DURABLES - 0.4%
LG Electronics, Inc.	50,760	3,064,479
INTERNET & CATALOG RETAIL - 0.2%
eBay, Inc. (a)	13,600	1,529,320
INTERNET SOFTWARE & SERVICES - 7.6%
AsiaInfo Holdings, Inc. (a)	501,000	3,006,000
Google, Inc. Class A	163,200	29,865,600
InfoSpace, Inc. (a)	377,100	16,705,530
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Netease.com, Inc. sponsored ADR (a)	20,100	$ 1,063,692
Openwave Systems, Inc. (a)	243,619	3,210,898
RealNetworks, Inc. (a)	239,500	1,508,850
Sina Corp. (a)	9,000	332,280
Tom Online, Inc. ADR	109,900	1,617,728
TOTAL INTERNET SOFTWARE & SERVICES		57,310,578
MEDIA - 1.8%
EchoStar Communications Corp. Class A	85,900	2,816,661
News Corp. Class A	18,820	332,926
The DIRECTV Group, Inc. (a)	19	304
Time Warner, Inc. (a)	526,400	9,322,544
Univision Communications, Inc. Class A (a)	43,500	1,309,350
TOTAL MEDIA		13,781,785
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.9%
Advanced Energy Industries, Inc. (a)	337,500	2,885,625
Agere Systems, Inc. Class B (a)	3,108,000	4,226,880
Amkor Technology, Inc. (a)	132,000	726,000
Applied Materials, Inc. (a)	122,300	2,035,072
Atheros Communications, Inc.	59,500	665,805
Cypress Semiconductor Corp. (a)	126,000	1,241,100
Fairchild Semiconductor International, Inc. (a)	116,800	1,787,040
FormFactor, Inc. (a)	54,800	1,321,228
Freescale Semiconductor, Inc. Class A	923,300	16,305,478
Helix Technology Corp.	128,700	1,939,509
Integrated Circuit Systems, Inc. (a)	52,000	1,229,280
Integrated Device Technology, Inc. (a)	153,200	1,738,820
Intel Corp.	679,900	15,195,765
Intersil Corp. Class A	436,100	7,021,210
KLA-Tencor Corp. (a)	104,500	4,708,770
LTX Corp. (a)	210,100	1,500,114
Marvell Technology Group Ltd. (a)	71,200	2,282,672
Microsemi Corp. (a)	40,300	717,340
Microtune, Inc. (a)	110,000	657,800
Mindspeed Technologies, Inc. (a)	4,867,699	12,169,248
National Semiconductor Corp. (a)	245,500	3,795,430
O2Micro International Ltd. (a)	362,700	4,388,670
ON Semiconductor Corp. (a)	188,700	688,755
Portalplayer, Inc.	600	17,514
PowerDsine Ltd.	46,000	622,840
RF Micro Devices, Inc. (a)	94,600	658,416
Rohm Co. Ltd.	35,200	3,362,807
Silicon Laboratories, Inc. (a)	59,200	1,784,288
Teradyne, Inc. (a)	55,800	951,948
Texas Instruments, Inc.	150,900	3,648,762

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	97,900	$ 3,477,408
Vitesse Semiconductor Corp. (a)	324,800	1,058,848
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		104,810,442
SOFTWARE - 3.1%
Intervoice, Inc. (a)	492,700	6,405,100
JAMDAT Mobile, Inc.	171,700	3,928,496
Macrovision Corp. (a)	222,364	5,903,764
NAVTEQ Corp.	18,100	781,015
Portal Software, Inc. (a)	224,300	773,835
RADWARE Ltd. (a)	192,000	4,878,720
Ulticom, Inc. (a)	62,078	1,114,300
TOTAL SOFTWARE		23,785,230
WIRELESS TELECOMMUNICATION SERVICES - 6.5%
Centennial Communications Corp. Class A (a)	57,200	378,092
Crown Castle International Corp. (a)	287,100	4,846,248
Hutchison Telecommunications International Ltd. ADR	208,900	2,533,957
InPhonic, Inc.	900	22,959
Leap Wireless International, Inc. (a)	80,100	2,034,540
Nextel Communications, Inc. Class A (a)	225,400	6,414,884
Nextel Partners, Inc. Class A (a)	370,600	6,704,154
NII Holdings, Inc. (a)	132,700	5,740,602
SpectraSite, Inc. (a)	61,200	3,547,152
Telesystem International Wireless, Inc. (a)	544,480	6,326,518
Wireless Facilities, Inc. (a)	1,251,669	10,363,819
TOTAL WIRELESS TELECOMMUNICATION SERVICES		48,912,925
TOTAL COMMON STOCKS (Cost $734,459,380)		725,405,766
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(d) (Cost $1,293,756)	131,000	1
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	12,319,581	$ 12,319,581
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	46,347,450	46,347,450
TOTAL MONEY MARKET FUNDS (Cost $58,667,031)		58,667,031
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $794,420,167)	784,072,798
NET OTHER ASSETS - (3.6)%	(27,383,586)
NET ASSETS - 100%	$ 756,689,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	12/26/00	$ 1,293,756
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $800,937,868. Net unrealized depreciation aggregated $16,865,070, of which $67,195,732 related to appreciated investment securities and $84,060,802 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2004

ELE-QTLY-0105

1.810682.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BIOTECHNOLOGY - 0.7%
Affymetrix, Inc. (a)	300,000	$ 10,185,000
Caliper Life Sciences, Inc. (a)(d)	1,600,000	11,184,000
TOTAL BIOTECHNOLOGY		21,369,000
BUILDING PRODUCTS - 0.4%
Asahi Glass Co. Ltd.	980,000	10,762,427
CHEMICALS - 0.6%
Nitto Denko Corp.	309,500	16,122,455
COMMUNICATIONS EQUIPMENT - 5.1%
ADC Telecommunications, Inc. (a)	1,000,100	2,350,235
Alcatel SA sponsored ADR (a)	150,000	2,331,000
CIENA Corp. (a)	2,450,000	6,247,500
Corning, Inc. (a)	2,822,700	35,509,566
Juniper Networks, Inc. (a)	898,600	24,738,458
Lucent Technologies, Inc. (a)	500,000	1,965,000
Motorola, Inc.	3,250,000	62,595,000
Plantronics, Inc.	68,400	2,817,396
Powerwave Technologies, Inc. (a)	300,000	2,426,400
SiRF Technology Holdings, Inc.	620,000	7,855,400
TOTAL COMMUNICATIONS EQUIPMENT		148,835,955
COMPUTERS & PERIPHERALS - 5.0%
Brocade Communications Systems, Inc. (a)	427,700	2,963,961
Dell, Inc. (a)	1,924,200	77,968,584
Maxtor Corp. (a)	1,216,300	4,646,266
QLogic Corp. (a)	860,000	29,575,400
Quanta Computer, Inc.	15,999,328	26,077,762
Western Digital Corp. (a)	600,000	5,862,000
TOTAL COMPUTERS & PERIPHERALS		147,093,973
ELECTRONIC EQUIPMENT & INSTRUMENTS - 13.5%
Agilysys, Inc.	85,000	1,405,050
Amphenol Corp. Class A (a)	238,000	8,356,180
Arrow Electronics, Inc. (a)	1,540,800	37,795,824
Avnet, Inc. (a)	1,579,714	29,066,738
AVX Corp.	1,582,500	19,923,675
Celestica, Inc. (sub. vtg.) (a)	1,000,000	15,219,866
Flextronics International Ltd. (a)	7,000,000	100,450,000
Hon Hai Precision Industries Co. Ltd.	25,541,593	103,086,219
Ingram Micro, Inc. Class A (a)	876,700	16,867,708
KEMET Corp. (a)	750,000	6,645,000
LG.Philips LCD Co. Ltd. ADR	838,500	14,380,275
Nippon Electric Glass Co. Ltd.	182,000	4,740,366
Photon Dynamics, Inc. (a)	100,000	2,205,000
Vishay Intertechnology, Inc. (a)	2,082,900	30,431,169
World Peace Industrial Co. Ltd.	4,000,000	2,446,445
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		393,019,515

	Shares	Value
HOUSEHOLD DURABLES - 1.3%
LG Electronics, Inc.	650,000	$ 39,241,756
INTERNET SOFTWARE & SERVICES - 1.7%
Google, Inc. Class A	267,100	48,879,300
METALS & MINING - 0.1%
Carpenter Technology Corp.	25,100	1,467,095
OFFICE ELECTRONICS - 1.0%
Canon, Inc. ADR	572,100	28,702,257
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 66.5%
Agere Systems, Inc. Class B (a)	16,452,900	22,375,944
Altera Corp. (a)	5,382,700	122,079,636
Analog Devices, Inc.	7,568,200	279,644,990
Applied Materials, Inc. (a)	6,841,958	113,850,181
ARM Holdings PLC sponsored ADR	2,000,000	11,660,000
ASML Holding NV (NY Shares) (a)	550,000	8,387,500
ATI Technologies, Inc. (a)	1,761,200	33,874,086
ATMI, Inc. (a)	214,600	4,940,092
Axcelis Technologies, Inc. (a)	2,550,000	18,615,000
Broadcom Corp. Class A (a)	300,000	9,756,000
Cohu, Inc.	190,000	3,184,400
Credence Systems Corp. (a)	521,800	3,986,552
Cypress Semiconductor Corp. (a)	775,000	7,633,750
DSP Group, Inc. (a)	632,200	14,022,196
FormFactor, Inc. (a)	539,922	13,017,519
Freescale Semiconductor, Inc. Class A	1,300,000	22,958,000
Infineon Technologies AG sponsored ADR (a)	1,319,700	14,516,700
Integrated Circuit Systems, Inc. (a)	1,030,150	24,352,746
Intel Corp.	13,265,600	296,486,159
International Rectifier Corp. (a)	363,200	15,377,888
KLA-Tencor Corp. (a)	2,572,960	115,937,578
Lam Research Corp. (a)	4,420,481	114,976,711
Marvell Technology Group Ltd. (a)	2,284,300	73,234,658
Microchip Technology, Inc.	101,900	2,871,542
Micronas Semiconductor Holding AG (a)	200,000	8,640,730
Mindspeed Technologies, Inc. (a)	2,016,900	5,042,250
MKS Instruments, Inc. (a)	90,600	1,539,294
National Semiconductor Corp. (a)	15,983,125	247,099,113
ON Semiconductor Corp. (a)	2,300,000	8,395,000
PMC-Sierra, Inc. (a)	2,275,205	25,118,263
Samsung Electronics Co. Ltd.	126,350	52,359,608
Samsung Electronics Co. Ltd. GDR	42,900	8,794,500
Semiconductor Manufacturing International Corp. sponsored ADR	3,806,740	45,528,610
Silicon Laboratories, Inc. (a)	740,300	22,312,642
STATS ChipPAC Ltd. ADR (a)	1,000,000	5,611,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	924,010	7,364,360
Teradyne, Inc. (a)	3,415,252	58,264,199
Texas Instruments, Inc.	1,350,900	32,664,762
Trident Microsystems, Inc. (a)	794,100	12,387,960
United Microelectronics Corp. (a)	12,272,000	7,696,194
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Varian Semiconductor Equipment Associates, Inc. (a)	465,900	$ 16,548,768
Vitesse Semiconductor Corp. (a)	550,000	1,793,000
Volterra Semiconductor Corp.	215,500	4,549,205
Xilinx, Inc.	544,200	16,989,924
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,936,439,210
SOFTWARE - 2.4%
Cadence Design Systems, Inc. (a)	1,558,900	21,419,286
Microsoft Corp.	1,300,000	34,853,000
Symantec Corp. (a)	25,000	1,595,250
Synopsys, Inc. (a)	764,700	13,481,661
TOTAL SOFTWARE		71,349,197
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Nextel Communications, Inc. Class A (a)	250,000	7,115,000
TOTAL COMMON STOCKS (Cost $2,886,680,831)		2,870,397,140
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(e) (Cost $2,469,000)	250,000	3
Convertible Bonds - 0.1%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
TriQuint Semiconductor, Inc. 4% 3/1/07 (Cost $1,462,500)	$ 1,500,000	1,462,500
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	49,571,266	$ 49,571,266
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	96,716,250	96,716,250
TOTAL MONEY MARKET FUNDS (Cost $146,287,516)		146,287,516
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,036,899,847)		3,018,147,159
NET OTHER ASSETS - (3.6)%		(104,322,693)
NET ASSETS - 100%		$ 2,913,824,466
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	11/15/00	$ 2,469,000
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Caliper Life Sciences, Inc.	$ 9,973,320	$ 2,806,507	$ 1,039,179	$ -	$ 11,184,000
FormFactor, Inc.	36,878,454	998,301	25,277,885	-	-
National Semiconductor Corp.	204,471,264	134,813,547	41,526,162	-	-
Total	$ 251,323,038	$ 138,618,355	$ 67,843,226	$ -	$ 11,184,000
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $3,074,255,158. Net unrealized depreciation aggregated $56,107,999, of which $272,979,903 related to appreciated investment securities and $329,087,902 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2004

ENE-QTLY-0105

1.810683.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 33.2%
Baker Hughes, Inc.	246,550	$ 10,929,562
BJ Services Co.	90,600	4,590,702
Core Laboratories NV (a)	33,200	781,860
Diamond Offshore Drilling, Inc.	400	14,984
Global Industries Ltd. (a)	76,800	658,944
GlobalSantaFe Corp.	166,219	5,219,277
Grant Prideco, Inc. (a)	181,500	3,911,325
Halliburton Co.	930,400	38,472,040
Helmerich & Payne, Inc.	200	6,526
Maverick Tube Corp. (a)	200	6,340
Nabors Industries Ltd. (a)	110,900	5,766,800
National-Oilwell, Inc. (a)	104,900	3,797,380
Noble Corp. (a)	119,600	5,794,620
Oil States International, Inc. (a)	86,400	1,759,968
Pason Systems, Inc.	86,600	2,866,099
Precision Drilling Corp. (a)	41,300	2,707,597
Pride International, Inc. (a)	244,000	4,772,640
Rowan Companies, Inc. (a)	17,000	440,300
RPC, Inc.	24,700	673,075
Saipem Spa	88,700	1,051,747
Schlumberger Ltd. (NY Shares)	581,380	38,155,969
Smith International, Inc. (a)	391,000	23,682,870
Superior Energy Services, Inc. (a)	337,400	4,953,032
Tenaris SA sponsored ADR	35,100	1,771,146
Transocean, Inc. (a)	271,600	10,937,332
Varco International, Inc. (a)	270,940	8,057,756
Weatherford International Ltd. (a)	271,660	14,501,211
Willbros Group, Inc. (a)	167,900	3,023,879
TOTAL ENERGY EQUIPMENT & SERVICES		199,304,981
METALS & MINING - 1.9%
CONSOL Energy, Inc.	28,000	1,195,600
Massey Energy Co.	94,394	3,315,117
Peabody Energy Corp.	86,300	7,162,900
TOTAL METALS & MINING		11,673,617
MULTI-UTILITIES & UNREGULATED POWER - 2.5%
AES Corp. (a)	319,700	3,913,128
Dominion Resources, Inc.	127,200	8,327,784
Questar Corp.	52,800	2,682,768
TOTAL MULTI-UTILITIES & UNREGULATED POWER		14,923,680
OIL & GAS - 56.8%
Amerada Hess Corp.	25,600	2,274,560
Anadarko Petroleum Corp.	900	62,640
Ashland, Inc.	24,100	1,425,515
BP PLC sponsored ADR	601,400	36,895,890
Burlington Resources, Inc.	244,200	11,333,322
Canadian Natural Resources Ltd.	309,000	13,295,898

	Shares	Value
Chesapeake Energy Corp.	98,300	$ 1,769,400
ChevronTexaco Corp.	198,132	10,818,007
ConocoPhillips	396,786	36,103,558
Denbury Resources, Inc. (a)	178,600	5,170,470
EnCana Corp.	383,988	21,952,347
Encore Acquisition Co. (a)	106,600	3,753,386
ENI Spa sponsored ADR	26,600	3,278,450
EOG Resources, Inc.	80,100	6,013,107
Exxon Mobil Corp.	656,910	33,666,638
Forest Oil Corp. (a)	70,300	2,392,309
Frontier Oil Corp.	111,500	2,971,475
Holly Corp.	214,000	6,028,380
Marathon Oil Corp.	111,600	4,401,504
McMoRan Exploration Co. (a)	83,300	1,306,977
Newfield Exploration Co. (a)	84,100	5,285,685
Noble Energy, Inc.	400	25,516
Occidental Petroleum Corp.	216,900	13,059,549
Patina Oil & Gas Corp.	135,000	4,482,000
Petro-Canada	179,400	10,254,670
Pioneer Natural Resources Co.	110,000	3,872,000
Pogo Producing Co.	90,100	4,550,050
Premcor, Inc.	217,900	9,707,445
Quicksilver Resources, Inc. (a)	143,800	4,946,720
Range Resources Corp.	338,700	7,024,638
Repsol YPF SA sponsored ADR	300	7,308
Royal Dutch Petroleum Co. (NY Shares)	100	5,726
Sunoco, Inc.	18,900	1,560,384
Total SA sponsored ADR	398,100	43,631,760
Ultra Petroleum Corp. (a)	50,400	2,654,064
Valero Energy Corp.	516,900	24,185,751
TOTAL OIL & GAS		340,167,099
TOTAL COMMON STOCKS (Cost $438,165,452)		566,069,377
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 1.98% (b)	26,705,152	26,705,152
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	1,801,975	1,801,975
TOTAL MONEY MARKET FUNDS (Cost $28,507,127)		28,507,127
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $466,672,579)		594,576,504
NET OTHER ASSETS - 0.8%		4,752,503
NET ASSETS - 100%		$ 599,329,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $468,752,070. Net unrealized appreciation aggregated $125,824,434, of which $126,035,011 related to appreciated investment securities and $210,577 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2004

ENS-QTLY-0105

1.810703.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 96.5%
Baker Hughes, Inc.	400,636	$ 17,760,194
BJ Services Co.	579,387	29,357,539
Cal Dive International, Inc. (a)	53,700	2,312,322
Carbo Ceramics, Inc.	30,500	2,369,850
Cooper Cameron Corp. (a)	160,076	8,354,366
Diamond Offshore Drilling, Inc.	245,300	9,188,938
Dril-Quip, Inc. (a)	65,400	1,561,098
ENSCO International, Inc.	394,800	12,361,188
FMC Technologies, Inc. (a)	272,500	8,951,625
GlobalSantaFe Corp.	560,510	17,600,014
Grant Prideco, Inc. (a)	1,011,205	21,791,468
Grey Wolf, Inc. (a)	456,000	2,508,000
Halliburton Co.	1,710,067	70,711,271
Helmerich & Payne, Inc.	197,400	6,441,162
Hornbeck Offshore Services, Inc.	125,300	2,531,060
Hydril Co. (a)	64,200	3,011,622
Key Energy Services, Inc. (a)	126,100	1,578,772
Lone Star Technologies, Inc. (a)	45,500	1,428,700
Maverick Tube Corp. (a)	183,700	5,823,290
Nabors Industries Ltd. (a)	792,177	41,193,204
National-Oilwell, Inc. (a)	529,000	19,149,800
Noble Corp. (a)	918,650	44,508,593
Oceaneering International, Inc. (a)	79,700	3,060,480
Offshore Logistics, Inc. (a)	70,200	2,660,580
Oil States International, Inc. (a)	162,500	3,310,125
Patterson-UTI Energy, Inc.	780,300	15,606,000
Precision Drilling Corp. (a)	33,000	2,163,455
Pride International, Inc. (a)	1,442,286	28,211,114
Rowan Companies, Inc. (a)	92,900	2,406,110
RPC, Inc.	124,800	3,400,800
Schlumberger Ltd. (NY Shares)	666,645	43,751,911
Smith International, Inc. (a)	614,328	37,209,847
Superior Energy Services, Inc. (a)	639,500	9,387,860
Transocean, Inc. (a)	1,133,727	45,655,186
Unit Corp. (a)	82,400	3,264,688
Varco International, Inc. (a)	731,698	21,760,699
Weatherford International Ltd. (a)	547,205	29,209,803
TOTAL ENERGY EQUIPMENT & SERVICES		581,552,734
OIL & GAS - 0.7%
Quicksilver Resources, Inc. (a)	116,500	4,007,600
TOTAL COMMON STOCKS (Cost $429,382,927)		585,560,334
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	16,138,390	$ 16,138,390
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	23,186,850	23,186,850
TOTAL MONEY MARKET FUNDS (Cost $39,325,240)		39,325,240
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $468,708,167)	624,885,574
NET OTHER ASSETS - (3.7)%	(22,400,549)
NET ASSETS - 100%	$ 602,485,025
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $470,998,291. Net unrealized appreciation aggregated $153,887,283, of which $155,391,944 related to appreciated investment securities and $1,504,661 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environmental Portfolio

November 30, 2004

ENV-QTLY-0105

1.810704.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
BUILDING PRODUCTS - 1.7%
Trex Co., Inc. (a)	4,400	$ 206,580
CHEMICALS - 9.7%
Calgon Carbon Corp.	27,900	260,865
Ecolab, Inc.	18,100	633,138
Headwaters, Inc. (a)	9,700	310,691
TOTAL CHEMICALS		1,204,694
COMMERCIAL SERVICES & SUPPLIES - 23.5%
Allied Waste Industries, Inc. (a)	26,400	239,976
Bennett Environmental, Inc. (a)	5,900	25,372
Casella Waste Systems, Inc. Class A (a)	33,500	506,185
Clean Harbors, Inc. (a)	4,000	50,120
Ionics, Inc. (a)	2,900	125,309
Stericycle, Inc. (a)	12,000	501,480
Tetra Tech, Inc. (a)	15,900	242,316
TRC Companies, Inc. (a)	4,500	80,280
Waste Connections, Inc. (a)	14,800	504,088
Waste Management, Inc.	19,993	595,991
WCA Waste Corp.	4,200	43,050
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,914,167
CONSTRUCTION & ENGINEERING - 1.8%
Insituform Technologies, Inc. Class A (a)	9,300	217,062
ELECTRIC UTILITIES - 1.2%
TXU Corp.	2,400	150,768
ELECTRICAL EQUIPMENT - 3.9%
Capstone Turbine Corp. (a)	69,400	129,778
FuelCell Energy, Inc. (a)	12,700	127,635
Hydrogenics Corp. (a)	21,200	109,937
Plug Power, Inc. (a)	20,200	119,382
TOTAL ELECTRICAL EQUIPMENT		486,732
ENERGY EQUIPMENT & SERVICES - 0.9%
Newpark Resources, Inc. (a)	18,600	106,392
FOOD & STAPLES RETAILING - 9.2%
United Natural Foods, Inc. (a)	16,700	469,771
Whole Foods Market, Inc.	6,700	608,159
Wild Oats Markets, Inc. (a)	8,100	57,996
TOTAL FOOD & STAPLES RETAILING		1,135,926
FOOD PRODUCTS - 2.8%
Green Mountain Coffee Roasters, Inc. (a)	5,900	141,482
Hain Celestial Group, Inc. (a)	10,500	204,015
TOTAL FOOD PRODUCTS		345,497
HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
Millipore Corp. (a)	10,800	526,176

	Shares	Value
MACHINERY - 20.6%
CLARCOR, Inc.	13,400	$ 703,768
CUNO, Inc. (a)	5,200	340,756
Donaldson Co., Inc.	10,900	337,900
Kadant, Inc. (a)	4,606	93,272
Pall Corp.	7,300	197,757
Pentair, Inc.	18,500	740,370
Zenon Environmental, Inc. (a)	7,100	139,192
TOTAL MACHINERY		2,553,015
MULTI-UTILITIES & UNREGULATED POWER - 10.4%
Calpine Corp. (a)	101,100	392,268
NRG Energy, Inc. (a)	6,100	195,200
Veolia Environnement sponsored ADR	22,200	701,742
TOTAL MULTI-UTILITIES & UNREGULATED POWER		1,289,210
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Mykrolis Corp. (a)	18,200	223,132
TOTAL COMMON STOCKS (Cost $11,223,870)		11,359,351
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 1.98% (b)	101,161	101,161
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	616,500	616,500
TOTAL MONEY MARKET FUNDS (Cost $717,661)		717,661
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.9%, dated 11/30/04 due 12/1/04) (Cost $41,000)	$ 41,002	41,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $11,982,531)		12,118,012
NET OTHER ASSETS - 2.2%		267,298
NET ASSETS - 100%		$ 12,385,310
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $12,326,582. Net unrealized depreciation aggregated $208,570, of which $1,214,457 related to appreciated investment securities and $1,423,027 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2004

FIN-QTLY-0105

1.810693.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CAPITAL MARKETS - 19.0%
American Capital Strategies Ltd.	12,100	$ 386,474
Ameritrade Holding Corp. (a)	473,400	6,594,462
Bank of New York Co., Inc.	48,036	1,580,865
Bear Stearns Companies, Inc.	21,700	2,117,486
Calamos Asset Management, Inc. Class A	15,900	377,148
Charles Schwab Corp.	323,600	3,488,408
E*TRADE Financial Corp. (a)	184,300	2,554,398
Federated Investors, Inc. Class B (non-vtg.)	20,050	589,871
Firstcity Financial Corp. (a)	29,010	259,640
Franklin Resources, Inc.	45,400	2,979,602
Goldman Sachs Group, Inc.	83,700	8,768,412
LaBranche & Co., Inc. (a)	29,200	233,892
Legg Mason, Inc.	19,700	1,342,358
Lehman Brothers Holdings, Inc.	85,700	7,179,946
Merrill Lynch & Co., Inc.	383,300	21,353,643
Morgan Stanley	482,700	24,497,025
Northern Trust Corp.	56,100	2,638,944
Piper Jaffray Companies (a)	2,352	108,216
State Street Corp.	113,300	5,048,648
TradeStation Group, Inc. (a)	250,000	1,855,000
UBS AG (NY Shares)	22,000	1,782,000
Waddell & Reed Financial, Inc. Class A	68,702	1,559,535
TOTAL CAPITAL MARKETS		97,295,973
COMMERCIAL BANKS - 24.3%
Banco Popolare di Verona e Novara	93,800	1,794,265
Bangkok Bank Ltd. PCL (For. Reg.)	281,900	815,339
Bank of America Corp.	997,626	46,160,154
Cathay General Bancorp	67,521	2,614,413
Center Financial Corp., California	60,800	1,251,872
City National Corp.	9,800	670,320
East West Bancorp, Inc.	48,723	2,020,543
Hanmi Financial Corp.	51,100	1,899,898
HDFC Bank Ltd. sponsored ADR	46,600	1,910,600
M&T Bank Corp.	5,700	600,837
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	187,700	1,779,396
Nara Bancorp, Inc.	4,900	101,724
National Bank of Canada	68,200	2,682,685
North Fork Bancorp, Inc., New York	127,732	3,678,682
Royal Bank of Canada	55,500	2,920,191
Silicon Valley Bancshares (a)	37,500	1,574,250
State Bank of India	11,670	151,484
Synovus Financial Corp.	1,000	27,000
U.S. Bancorp, Delaware	302,900	8,974,927
UCBH Holdings, Inc.	84,900	3,849,366
Valley National Bancorp	236	6,601
Wachovia Corp.	392,159	20,294,228

	Shares	Value
Wells Fargo & Co.	230,750	$ 14,253,428
Westcorp	109,600	4,633,888
TOTAL COMMERCIAL BANKS		124,666,091
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Asset Acceptance Capital Corp.	243,295	5,014,310
CONSUMER FINANCE - 10.0%
American Express Co.	321,100	17,888,481
AmeriCredit Corp. (a)	41,400	866,916
Capital One Financial Corp.	88,300	6,938,614
First Marblehead Corp.	103,500	5,874,660
MBNA Corp.	653,100	17,346,336
SLM Corp.	46,000	2,353,820
TOTAL CONSUMER FINANCE		51,268,827
DIVERSIFIED FINANCIAL SERVICES - 8.1%
Archipelago Holdings, Inc.	52,600	1,170,350
Chicago Mercantile Exchange Holdings, Inc. Class A	300	58,713
CIT Group, Inc.	73,200	3,129,300
Citigroup, Inc.	390,734	17,485,347
Encore Capital Group, Inc. (a)	28,900	724,812
eSpeed, Inc. Class A (a)	49,700	556,143
J.P. Morgan Chase & Co.	454,245	17,102,324
Principal Financial Group, Inc.	30,000	1,130,400
TOTAL DIVERSIFIED FINANCIAL SERVICES		41,357,389
INDUSTRIAL CONGLOMERATES - 0.6%
General Electric Co.	85,300	3,016,208
INSURANCE - 19.7%
ACE Ltd.	195,800	7,914,236
AFLAC, Inc.	96,400	3,626,568
AMBAC Financial Group, Inc.	19,600	1,594,068
American International Group, Inc.	647,351	41,009,686
Berkshire Hathaway, Inc. Class B (a)	4,010	11,147,800
Endurance Specialty Holdings Ltd.	170,070	5,709,250
Fidelity National Financial, Inc.	32,475	1,392,853
Genworth Financial, Inc. Class A	26,600	699,580
Hartford Financial Services Group, Inc.	84,300	5,395,200
HCC Insurance Holdings, Inc.	24,700	818,558
Lincoln National Corp.	6,300	289,926
MBIA, Inc.	53,300	3,195,868
MetLife, Inc.	134,800	5,257,200
Montpelier Re Holdings Ltd.	22,400	827,232
PartnerRe Ltd.	23,600	1,444,792
Protective Life Corp.	15,800	661,230
Scottish Re Group Ltd.	26,900	618,700
St. Paul Travelers Companies, Inc.	36,600	1,335,168
Sun Life Financial, Inc.	146,000	4,695,341
Torchmark Corp.	17,600	966,416
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Unitrin, Inc.	6,500	$ 309,660
XL Capital Ltd. Class A	27,600	2,079,936
TOTAL INSURANCE		100,989,268
REAL ESTATE - 2.9%
Apartment Investment & Management Co. Class A	121,900	4,433,503
CBL & Associates Properties, Inc.	11,480	841,369
Duke Realty Corp.	22,200	767,010
Equity Lifestyle Properties, Inc.	13,100	475,530
Equity Residential (SBI)	28,600	964,106
Federal Realty Investment Trust (SBI)	7,200	361,080
Healthcare Realty Trust, Inc.	49,800	2,026,860
Novastar Financial, Inc.	11,900	523,481
Reckson Associates Realty Corp.	23,500	760,930
Simon Property Group, Inc.	53,700	3,333,696
The Mills Corp.	9,200	546,112
Vornado Realty Trust	200	14,700
TOTAL REAL ESTATE		15,048,377
THRIFTS & MORTGAGE FINANCE - 7.4%
Countrywide Financial Corp.	191,923	6,373,763
Doral Financial Corp.	850	39,440
Fannie Mae	92,500	6,354,750
First Niagara Financial Group, Inc.	4,500	64,980
Freddie Mac	64,100	4,375,466
Golden West Financial Corp., Delaware	38,300	4,566,892
MGIC Investment Corp.	17,700	1,203,600
New York Community Bancorp, Inc.	59,900	1,184,822
Provident Financial Services, Inc.	87,500	1,700,125
Radian Group, Inc.	20,900	1,071,125
Sovereign Bancorp, Inc.	296,700	6,482,895
The PMI Group, Inc.	27,300	1,124,214
W Holding Co., Inc.	46,900	1,032,738
Washington Mutual, Inc.	51,100	2,080,281
TOTAL THRIFTS & MORTGAGE FINANCE		37,655,091
TOTAL COMMON STOCKS (Cost $343,800,605)		476,311,534
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	36,618,006	$ 36,618,006
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	104,400	104,400
TOTAL MONEY MARKET FUNDS (Cost $36,722,406)		36,722,406
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $380,523,011)	513,033,940
NET OTHER ASSETS - (0.2)%	(1,161,966)
NET ASSETS - 100%	$ 511,871,974
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $381,696,920. Net unrealized appreciation aggregated $131,337,020, of which $134,761,160 related to appreciated investment securities and $3,424,140 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Food and Agriculture Portfolio

November 30, 2004

FOO-QTLY-0105

1.810694.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BEVERAGES - 14.2%
Anheuser-Busch Companies, Inc.	74,700	$ 3,741,723
Coca-Cola Enterprises, Inc.	14,100	293,280
Constellation Brands, Inc. Class A (sub. vtg.) (a)	18,400	822,480
Diageo PLC sponsored ADR	3,300	185,922
Efes Breweries International NV unit (d)	14,000	422,100
Lotte Chilsung Beverage Co. Ltd.	200	155,269
Molson, Inc. Class A (a)	6,100	178,224
Pepsi Bottling Group, Inc.	200	5,604
PepsiAmericas, Inc.	5,900	124,549
PepsiCo, Inc.	134,100	6,692,931
The Coca-Cola Co.	94,000	3,695,140
TOTAL BEVERAGES		16,317,222
BIOTECHNOLOGY - 0.5%
Global Bio-Chem Technology Group Co. Ltd.	204,000	154,794
Senomyx, Inc.	38,200	378,180
TOTAL BIOTECHNOLOGY		532,974
CHEMICALS - 1.7%
Monsanto Co.	34,600	1,592,292
Mosaic Co. (a)	3,300	57,354
The Scotts Co. Class A (a)	4,300	294,765
TOTAL CHEMICALS		1,944,411
FOOD & STAPLES RETAILING - 6.9%
Albertsons, Inc.	137,000	3,466,100
Kroger Co. (a)	100	1,618
Ruddick Corp.	7,800	170,118
Safeway, Inc. (a)	88,000	1,696,640
SUPERVALU, Inc.	14,300	451,737
Sysco Corp.	53,200	1,848,700
United Natural Foods, Inc. (a)	2,100	59,073
Weis Markets, Inc.	4,500	172,800
Whole Foods Market, Inc.	100	9,077
TOTAL FOOD & STAPLES RETAILING		7,875,863
FOOD PRODUCTS - 34.7%
Archer-Daniels-Midland Co.	239,200	5,071,040
Bunge Ltd.	26,800	1,412,896
Cadbury Schweppes PLC sponsored ADR	3,700	133,200
Campbell Soup Co.	4,200	119,826
ConAgra Foods, Inc.	100	2,705
Corn Products International, Inc.	27,400	1,491,108
Dean Foods Co. (a)	14,950	473,467
Del Monte Foods Co. (a)	10,200	110,670
Flowers Foods, Inc.	1,900	58,007
Fresh Del Monte Produce, Inc.	100	2,750

	Shares	Value
General Mills, Inc.	29,700	$ 1,351,053
Groupe Danone sponsored ADR	3,900	69,420
H.J. Heinz Co.	22,400	832,384
Hershey Foods Corp.	36,600	1,895,880
Hormel Foods Corp.	4,400	134,684
Kellogg Co.	132,700	5,798,990
Kraft Foods, Inc. Class A	132,800	4,541,760
Lotte Confectionery Co. Ltd.	200	122,270
McCormick & Co., Inc. (non-vtg.)	26,400	962,280
Nestle SA ADR	81,600	5,226,480
People's Food Holdings Ltd.	242,600	205,901
Petra Foods Ltd.	409,000	199,786
Sanderson Farms, Inc.	100	3,725
Sara Lee Corp. (a)	33,000	774,840
Smithfield Foods, Inc. (a)	25,400	737,870
Tyson Foods, Inc. Class A	18,100	296,659
Unilever NV (NY Shares)	94,300	5,940,900
Wm. Wrigley Jr. Co.	27,700	1,905,760
TOTAL FOOD PRODUCTS		39,876,311
HOTELS, RESTAURANTS & LEISURE - 23.5%
Applebee's International, Inc.	7,475	192,108
Brinker International, Inc. (a)	48,900	1,668,957
Buffalo Wild Wings, Inc.	105,214	3,485,740
California Pizza Kitchen, Inc. (a)	1,500	37,575
CBRL Group, Inc.	900	36,693
Darden Restaurants, Inc.	100	2,726
Domino's Pizza, Inc.	48,300	866,985
Famous Dave's of America, Inc. (a)	13,200	146,784
Jack in the Box, Inc. (a)	3,458	130,643
McCormick & Schmick Seafood Restaurants	9,100	150,514
McDonald's Corp.	271,500	8,345,909
Outback Steakhouse, Inc.	40,700	1,762,310
P.F. Chang's China Bistro, Inc. (a)	1,168	65,688
Panera Bread Co. Class A (a)	3,000	119,820
Rare Hospitality International, Inc. (a)	200	5,992
Red Robin Gourmet Burgers, Inc. (a)	57,900	2,973,165
Sonic Corp. (a)	34,650	1,010,741
Starbucks Corp. (a)	46,000	2,587,960
The Cheesecake Factory, Inc. (a)	1,234	60,330
Wendy's International, Inc.	69,600	2,482,632
Yum! Brands, Inc.	20,700	939,780
TOTAL HOTELS, RESTAURANTS & LEISURE		27,073,052
HOUSEHOLD PRODUCTS - 5.8%
Colgate-Palmolive Co.	50,300	2,313,297
Kimberly-Clark Corp.	8,100	515,241
Procter & Gamble Co.	68,000	3,636,640
Reckitt Benckiser PLC	6,000	176,856
TOTAL HOUSEHOLD PRODUCTS		6,642,034
Common Stocks - continued
	Shares	Value
MACHINERY - 0.6%
AGCO Corp. (a)	13,400	$ 291,986
CNH Global NV	5,900	110,566
Deere & Co.	3,900	279,747
TOTAL MACHINERY		682,299
PERSONAL PRODUCTS - 1.3%
Alberto-Culver Co.	1,200	55,560
Avon Products, Inc.	7,600	285,304
Gillette Co.	27,700	1,204,673
TOTAL PERSONAL PRODUCTS		1,545,537
SPECIALTY RETAIL - 0.0%
Weight Watchers International, Inc. (a)	100	3,965
TOBACCO - 8.6%
Altria Group, Inc.	79,800	4,587,702
British American Tobacco PLC sponsored ADR	8,700	290,232
Imperial Tobacco Group PLC	6,800	177,054
Loews Corp. - Carolina Group	27,100	796,740
Reynolds American, Inc.	27,500	2,079,825
Universal Corp.	5,800	282,344
UST, Inc.	38,500	1,695,155
TOTAL TOBACCO		9,909,052
TRADING COMPANIES & DISTRIBUTORS - 0.1%
UAP Holding Corp.	6,500	106,275
TOTAL COMMON STOCKS (Cost $94,477,859)		112,508,995
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 1.98% (b)	2,803,109	2,803,109
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	2,783,600	2,783,600
TOTAL MONEY MARKET FUNDS (Cost $5,586,709)		5,586,709
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $100,064,568)	118,095,704
NET OTHER ASSETS - (2.7)%	(3,139,765)
NET ASSETS - 100%	$ 114,955,939
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $422,100 or 0.4% of net assets.

Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $100,464,762. Net unrealized appreciation aggregated $17,630,942, of which $19,746,828 related to appreciated investment securities and $2,115,886 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2004

HEA-QTLY-0105

1.810696.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 15.0%
Affymetrix, Inc. (a)	136,900	$ 4,647,755
Alkermes, Inc. (a)	278,936	3,846,527
Amgen, Inc. (a)	1,463,400	87,862,536
Angiotech Pharmaceuticals, Inc. (a)	100,000	1,849,150
Biogen Idec, Inc. (a)	322,600	18,930,168
Charles River Laboratories International, Inc. (a)	36,288	1,696,464
Genentech, Inc. (a)	1,869,800	90,217,850
Genzyme Corp. - General Division (a)	400,600	22,437,606
ImClone Systems, Inc. (a)	112,900	4,766,638
MedImmune, Inc. (a)	506,170	13,464,122
Millennium Pharmaceuticals, Inc. (a)	1,169,600	14,760,352
Neurocrine Biosciences, Inc. (a)	200,600	9,227,600
OSI Pharmaceuticals, Inc. (a)	62,800	2,988,024
Protein Design Labs, Inc. (a)	136,500	2,473,380
TOTAL BIOTECHNOLOGY		279,168,172
HEALTH CARE EQUIPMENT & SUPPLIES - 32.5%
Advanced Medical Optics, Inc. (a)	122,500	5,093,550
Alcon, Inc.	566,000	42,178,320
Animas Corp.	600	9,720
Aspect Medical Systems, Inc. (a)	50,400	1,229,760
Baxter International, Inc.	3,432,700	108,644,955
Beckman Coulter, Inc.	80,200	5,249,892
Biomet, Inc.	1,027,600	49,191,212
Boston Scientific Corp. (a)	927,900	32,300,199
Cytyc Corp. (a)	662,800	17,789,552
Dade Behring Holdings, Inc. (a)	156,150	8,383,694
DJ Orthopedics, Inc. (a)	199,500	4,023,915
Edwards Lifesciences Corp. (a)	416,700	15,672,087
Epix Pharmaceuticals, Inc. (a)	240,200	4,227,520
Foxhollow Technologies, Inc.	38,530	997,927
Guidant Corp.	1,057,000	68,525,310
Hospira, Inc. (a)	9,940	320,366
IntraLase Corp.	11,700	208,845
Kinetic Concepts, Inc.	167,000	10,591,140
Medtronic, Inc.	2,765,704	132,892,077
ResMed, Inc. (a)	153,700	7,694,222
Respironics, Inc. (a)	137,300	7,603,674
St. Jude Medical, Inc. (a)	1,478,800	56,401,432
Stereotaxis, Inc.	423,976	4,133,766

	Shares	Value
Waters Corp. (a)	384,821	$ 17,955,748
Zimmer Holdings, Inc. (a)	73,000	5,956,800
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		607,275,683
HEALTH CARE PROVIDERS & SERVICES - 16.3%
Cardinal Health, Inc.	424,800	22,208,544
Community Health Systems, Inc. (a)	156,000	4,313,400
DaVita, Inc. (a)	168,900	5,610,858
Health Net, Inc. (a)	224,800	6,119,056
IMS Health, Inc.	648,700	14,641,159
Laboratory Corp. of America Holdings (a)	237,800	11,402,510
McKesson Corp.	1,256,900	37,141,395
Omnicare, Inc.	393,900	12,766,299
PacifiCare Health Systems, Inc. (a)	678,600	32,844,240
Patterson Companies, Inc. (a)	117,800	4,813,308
Quest Diagnostics, Inc.	186,800	17,512,500
UnitedHealth Group, Inc.	1,550,200	128,434,070
WebMD Corp. (a)	742,200	5,380,950
TOTAL HEALTH CARE PROVIDERS & SERVICES		303,188,289
PERSONAL PRODUCTS - 0.1%
NBTY, Inc. (a)	100,600	2,621,636
PHARMACEUTICALS - 34.9%
Abbott Laboratories	2,652,600	111,303,096
Allergan, Inc.	194,900	14,325,150
Eli Lilly & Co.	1,233,300	65,771,889
Endo Pharmaceuticals Holdings, Inc. (a)	205,500	4,208,640
Forest Laboratories, Inc. (a)	215,300	8,390,241
Hollis-Eden Pharmaceutcals, Inc. (a)	394,500	4,000,230
Johnson & Johnson	2,875,884	173,473,323
King Pharmaceuticals, Inc. (a)	362,500	4,513,125
Medicis Pharmaceutical Corp. Class A	71,200	2,619,448
Merck & Co., Inc.	2,355,300	65,995,506
Pfizer, Inc.	4,387,610	121,843,930
Schering-Plough Corp.	1,332,500	23,785,125
Sepracor, Inc. (a)	136,000	6,053,360
Watson Pharmaceuticals, Inc. (a)	239,200	6,948,760
Wyeth	948,570	37,819,486
TOTAL PHARMACEUTICALS		651,051,309
TOTAL COMMON STOCKS (Cost $1,385,141,766)		1,843,305,089
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (d) (Cost $610,500)	111,000	388,500
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	25,850,545	$ 25,850,545
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	28,787,050	28,787,050
TOTAL MONEY MARKET FUNDS (Cost $54,637,595)		54,637,595
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,440,389,861)	1,898,331,184
NET OTHER ASSETS - (1.7)%	(31,774,961)
NET ASSETS - 100%	$ 1,866,556,223
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $388,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 610,500
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,447,110,025. Net unrealized appreciation aggregated $451,221,159, of which $529,829,605 related to appreciated investment securities and $78,608,446 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2004

INE-QTLY-0105

1.810687.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AEROSPACE & DEFENSE - 13.4%
Bombardier, Inc. Class B (sub. vtg.)	53,300	$ 103,369
Honeywell International, Inc.	109,800	3,879,234
Lockheed Martin Corp.	8,800	535,392
Precision Castparts Corp.	14,200	920,728
United Defense Industries, Inc. (a)	10,500	475,650
TOTAL AEROSPACE & DEFENSE		5,914,373
AUTO COMPONENTS - 0.1%
TRW Automotive Holdings Corp.	1,700	36,006
BUILDING PRODUCTS - 6.0%
American Standard Companies, Inc. (a)	58,900	2,293,566
Trex Co., Inc. (a)	2,600	122,070
York International Corp.	6,500	239,655
TOTAL BUILDING PRODUCTS		2,655,291
COMMERCIAL SERVICES & SUPPLIES - 0.6%
IKON Office Solutions, Inc.	22,000	248,160
COMMUNICATIONS EQUIPMENT - 0.4%
Avaya, Inc. (a)	10,400	170,768
CONSTRUCTION & ENGINEERING - 1.4%
EMCOR Group, Inc. (a)	8,000	369,760
URS Corp. (a)	8,200	246,328
TOTAL CONSTRUCTION & ENGINEERING		616,088
ELECTRICAL EQUIPMENT - 3.7%
A.O. Smith Corp.	4,700	141,235
Cooper Industries Ltd. Class A	8,100	537,111
Emerson Electric Co.	13,500	902,070
Rockwell Automation, Inc.	900	42,570
TOTAL ELECTRICAL EQUIPMENT		1,622,986
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
Cognex Corp.	2,300	59,340
Molex, Inc.	9,100	250,887
Newport Corp. (a)	15,300	188,802
Symbol Technologies, Inc.	80,500	1,220,380
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,719,409
INDUSTRIAL CONGLOMERATES - 18.0%
Carlisle Companies, Inc.	6,000	358,860
General Electric Co.	56,950	2,013,752
Siemens AG sponsored ADR	2,800	223,496

	Shares	Value
Textron, Inc.	8,000	$ 580,960
Tyco International Ltd.	141,200	4,796,563
TOTAL INDUSTRIAL CONGLOMERATES		7,973,631
MACHINERY - 34.4%
AGCO Corp. (a)	42,900	934,791
Albany International Corp. Class A	2,200	73,590
Astec Industries, Inc. (a)	53,900	896,896
Bucyrus International, Inc. Class A	8,400	331,800
Caterpillar, Inc.	10,800	988,740
Crane Co.	900	27,234
Cummins, Inc.	8,500	676,770
Danaher Corp.	18,000	1,023,840
Deere & Co.	900	64,557
Donaldson Co., Inc.	16,400	508,400
Dover Corp.	37,700	1,524,965
Harsco Corp.	1,500	79,725
IDEX Corp.	3,400	136,000
Ingersoll-Rand Co. Ltd. Class A	13,200	982,344
ITT Industries, Inc.	28,300	2,408,896
Manitowoc Co., Inc.	9,200	343,620
Navistar International Corp. (a)	23,500	967,025
Oshkosh Truck Co.	9,000	565,380
Pentair, Inc.	10,400	416,208
SPX Corp.	42,600	1,751,286
Trinity Industries, Inc.	6,300	222,705
Wabash National Corp. (a)	6,700	166,629
Watts Water Technologies, Inc. Class A	3,600	110,268
TOTAL MACHINERY		15,201,669
OFFICE ELECTRONICS - 3.3%
Xerox Corp. (a)	69,000	1,057,080
Zebra Technologies Corp. Class A (a)	8,400	422,352
TOTAL OFFICE ELECTRONICS		1,479,432
ROAD & RAIL - 0.0%
Marten Transport Ltd. (a)	750	16,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
Applied Materials, Inc. (a)	165,800	2,758,912
FormFactor, Inc. (a)	4,400	106,084
KLA-Tencor Corp. (a)	13,900	626,334
Lam Research Corp. (a)	17,700	460,377
Teradyne, Inc. (a)	31,300	533,978
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,485,685
TRADING COMPANIES & DISTRIBUTORS - 3.4%
Fastenal Co.	4,100	250,756
Finning International, Inc.	1,200	33,897
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
United Rentals, Inc. (a)	28,000	$ 500,360
W.W. Grainger, Inc.	11,800	729,948
TOTAL TRADING COMPANIES & DISTRIBUTORS		1,514,961
TOTAL COMMON STOCKS (Cost $35,097,235)		43,654,922
Money Market Funds - 11.7%

Fidelity Cash Central Fund, 1.98% (b)	336,951	336,951
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	4,829,250	4,829,250
TOTAL MONEY MARKET FUNDS (Cost $5,166,201)		5,166,201
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $40,263,436)		48,821,123
NET OTHER ASSETS - (10.5)%		(4,654,770)
NET ASSETS - 100%		$ 44,166,353
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $40,388,214. Net unrealized appreciation aggregated $8,432,909, of which $10,058,893 related to appreciated investment securities and $1,625,984 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Materials Portfolio

November 30, 2004

IND-QTLY-0105

1.810697.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
BUILDING PRODUCTS - 1.2%
American Standard Companies, Inc. (a)	40,900	$ 1,592,646
CHEMICALS - 19.7%
Air Products & Chemicals, Inc.	48,200	2,759,450
Airgas, Inc.	14,700	390,726
Cytec Industries, Inc.	31,000	1,506,910
Dow Chemical Co.	163,900	8,272,033
E.I. du Pont de Nemours & Co.	100,000	4,532,000
International Flavors & Fragrances, Inc.	30,000	1,215,000
Millennium Chemicals, Inc. (a)	20,000	531,600
NOVA Chemicals Corp.	41,600	1,929,255
Praxair, Inc.	97,100	4,359,790
TOTAL CHEMICALS		25,496,764
CONSTRUCTION MATERIALS - 2.9%
Eagle Materials, Inc.	15,900	1,246,083
Florida Rock Industries, Inc.	10,000	563,000
Texas Industries, Inc.	31,500	1,890,000
TOTAL CONSTRUCTION MATERIALS		3,699,083
CONTAINERS & PACKAGING - 5.9%
Owens-Illinois, Inc. (a)	61,000	1,276,120
Packaging Corp. of America	113,100	2,601,300
Pactiv Corp. (a)	57,300	1,423,905
Smurfit-Stone Container Corp. (a)	132,200	2,374,312
TOTAL CONTAINERS & PACKAGING		7,675,637
INDUSTRIAL CONGLOMERATES - 5.1%
3M Co.	82,900	6,598,011
MACHINERY - 1.8%
Bucyrus International, Inc. Class A	60,000	2,370,000
MARINE - 0.4%
Odfjell ASA (A Shares)	6,800	445,035
METALS & MINING - 30.6%
Alcan, Inc.	88,200	4,495,712
Alcoa, Inc.	193,598	6,578,460
Apex Silver Mines Ltd. (a)	9,800	190,610
Caemi Mineracao E Metalurgia SA (PN) (a)	1,000,000	720,588
Cameco Corp.	11,300	1,114,326
Companhia Vale do Rio Doce sponsored ADR	21,900	543,558
CONSOL Energy, Inc.	20,000	854,000
Falconbridge Ltd.	39,400	1,041,519
First Quantum Minerals Ltd. (a)	32,800	515,806

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc. Class B	39,000	$ 1,526,070
Goldcorp, Inc.	60,000	915,722
Inco Ltd. (a)	1	38
Inmet Mining Corp. (a)	376,600	6,376,431
IPSCO, Inc.	41,200	1,660,576
Massey Energy Co.	20,000	702,400
Newmont Mining Corp.	120,000	5,682,000
Nucor Corp.	32,000	1,692,800
Peru Copper, Inc.	730,000	861,756
Peru Copper, Inc. warrants 3/18/06 (a)	365,000	73,865
Phelps Dodge Corp.	19,100	1,855,183
Placer Dome, Inc.	100,000	2,162,823
TOTAL METALS & MINING		39,564,243
PAPER & FOREST PRODUCTS - 12.0%
Bowater, Inc.	34,800	1,409,748
Georgia-Pacific Corp.	67,900	2,485,819
International Paper Co.	140,400	5,829,408
Pope & Talbot, Inc.	19,800	332,640
Tembec, Inc. (a)	230,200	1,560,612
Weyerhaeuser Co.	60,000	3,960,000
TOTAL PAPER & FOREST PRODUCTS		15,578,227
ROAD & RAIL - 13.2%
Burlington Northern Santa Fe Corp.	60,000	2,702,400
Canadian National Railway Co.	47,950	2,779,681
Canadian Pacific Railway Ltd.	50,000	1,637,927
CSX Corp.	58,100	2,215,353
Norfolk Southern Corp.	110,000	3,776,300
Union Pacific Corp.	62,400	3,958,656
TOTAL ROAD & RAIL		17,070,317
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Finning International, Inc.	100,000	2,824,740
TOTAL COMMON STOCKS (Cost $106,351,186)		122,914,703
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b) (Cost $12,028,901)	12,028,901	$ 12,028,901
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $118,380,087)		134,943,604
NET OTHER ASSETS - (4.3)%		(5,541,999)
NET ASSETS - 100%		$ 129,401,605
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $118,616,422. Net unrealized appreciation aggregated $16,327,182, of which $17,702,140 related to appreciated investment securities and $1,374,958 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2004

LEI-QTLY-0105

1.810675.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTOMOBILES - 2.0%
Harley-Davidson, Inc.	53,900	$ 3,116,498
Winnebago Industries, Inc.	29,000	1,099,970
TOTAL AUTOMOBILES		4,216,468
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Cendant Corp.	117,600	2,665,992
COMMUNICATIONS EQUIPMENT - 0.6%
Scientific-Atlanta, Inc.	39,000	1,155,180
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
BellSouth Corp.	100	2,682
SBC Communications, Inc.	100	2,517
Verizon Communications, Inc.	100	4,123
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		9,322
HOTELS, RESTAURANTS & LEISURE - 27.5%
Boyd Gaming Corp.	17,000	624,920
Brinker International, Inc. (a)	57,600	1,965,888
Buffalo Wild Wings, Inc.	78,400	2,597,392
Carnival Corp. unit	141,200	7,485,012
GTECH Holdings Corp.	7,400	178,710
Harrah's Entertainment, Inc.	7,400	454,360
International Game Technology	51,000	1,802,850
Kerzner International Ltd. (a)	53,500	3,047,895
Marriott International, Inc. Class A	18,900	1,074,465
McDonald's Corp.	338,500	10,405,490
MGM MIRAGE (a)	20,000	1,166,000
Outback Steakhouse, Inc.	62,100	2,688,930
Penn National Gaming, Inc. (a)	42,400	2,237,448
Red Robin Gourmet Burgers, Inc. (a)	17,300	888,355
Royal Caribbean Cruises Ltd.	78,800	3,916,360
Starbucks Corp. (a)	82,300	4,630,198
Starwood Hotels & Resorts Worldwide, Inc. unit	43,000	2,248,470
Station Casinos, Inc.	15,500	884,120
Wendy's International, Inc.	110,700	3,948,669
Wynn Resorts Ltd. (a)	26,200	1,521,958
Yum! Brands, Inc.	55,000	2,497,000
TOTAL HOTELS, RESTAURANTS & LEISURE		56,264,490
HOUSEHOLD DURABLES - 3.3%
Centex Corp.	34,200	1,794,474
D.R. Horton, Inc.	54,100	1,904,861
Harman International Industries, Inc.	18,300	2,248,155
KB Home	8,900	782,221
TOTAL HOUSEHOLD DURABLES		6,729,711
INTERNET SOFTWARE & SERVICES - 7.2%
CNET Networks, Inc. (a)	35,000	326,200

	Shares	Value
Google, Inc. Class A	10,200	$ 1,866,600
Sina Corp. (a)	12,000	443,040
Sohu.com, Inc. (a)	16,700	283,065
Yahoo!, Inc. (a)	312,804	11,767,688
TOTAL INTERNET SOFTWARE & SERVICES		14,686,593
LEISURE EQUIPMENT & PRODUCTS - 3.5%
Brunswick Corp.	91,800	4,481,676
Eastman Kodak Co.	41,400	1,354,194
JAKKS Pacific, Inc. (a)	23,600	439,432
MarineMax, Inc. (a)	22,300	655,620
Polaris Industries, Inc.	5,500	362,450
TOTAL LEISURE EQUIPMENT & PRODUCTS		7,293,372
MEDIA - 50.7%
Cablevision Systems Corp. - NY Group Class A (a)	15,300	326,655
Clear Channel Communications, Inc.	173,241	5,834,757
Comcast Corp. Class A (a)	34,900	1,048,396
E.W. Scripps Co. Class A	38,400	1,794,816
EchoStar Communications Corp. Class A	102,100	3,347,859
Fox Entertainment Group, Inc. Class A (a)	127,600	3,751,440
Gannett Co., Inc.	30,300	2,499,447
Getty Images, Inc. (a)	36,700	2,137,775
Grupo Televisa SA de CV sponsored ADR	37,100	2,310,217
JC Decaux SA (a)	114,300	3,035,741
Lamar Advertising Co. Class A (a)	274,300	10,818,392
Liberty Media Corp. Class A (a)	606,968	6,269,979
Liberty Media International, Inc. Class A (a)	21,501	925,833
McGraw-Hill Companies, Inc.	16,700	1,465,091
News Corp. Class A	611,096	10,810,288
Omnicom Group, Inc.	53,000	4,293,000
Salem Communications Corp. Class A (a)	30,500	749,080
Spanish Broadcasting System, Inc. Class A (a)	70,600	754,714
The DIRECTV Group, Inc. (a)	240,901	3,852,007
Time Warner, Inc. (a)	270,300	4,787,013
Tribune Co.	70,100	3,040,237
UnitedGlobalCom, Inc. Class A (a)	191,300	1,593,529
Univision Communications, Inc. Class A (a)	291,400	8,771,140
Viacom, Inc. Class B (non-vtg.)	168,496	5,846,811
Walt Disney Co.	420,500	11,303,040
Washington Post Co. Class B	100	93,800
XM Satellite Radio Holdings, Inc. Class A (a)	64,700	2,388,077
TOTAL MEDIA		103,849,134
REAL ESTATE - 0.1%
Host Marriott Corp.	10,300	161,298
Common Stocks - continued
	Shares	Value
SOFTWARE - 0.3%
Electronic Arts, Inc. (a)	11,300	$ 552,570
SPECIALTY RETAIL - 0.1%
Cabela's, Inc. Class A	9,600	205,920
WIRELESS TELECOMMUNICATION SERVICES - 2.2%
American Tower Corp. Class A (a)	245,900	4,458,167
TOTAL COMMON STOCKS (Cost $170,771,733)		202,248,217
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 1.98% (b)	2,335,841	2,335,841
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	3,648,650	3,648,650
TOTAL MONEY MARKET FUNDS (Cost $5,984,491)		5,984,491
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $176,756,224)		208,232,708
NET OTHER ASSETS - (1.7)%		(3,454,509)
NET ASSETS - 100%		$ 204,778,199
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $177,159,218. Net unrealized appreciation aggregated $31,073,490, of which $34,671,583 related to appreciated investment securities and $3,598,093 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2004

MED-QTLY-0105

1.810676.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 92.8%
Aetna, Inc.	231,300	$ 27,411,363
American Healthways, Inc. (a)	54,448	1,815,841
AMERIGROUP Corp. (a)	184,300	12,716,700
Anthem, Inc. (a)	134,200	13,598,486
Apria Healthcare Group, Inc. (a)	236,000	7,238,120
Centene Corp. (a)	224,500	12,010,750
Community Health Systems, Inc. (a)	151,200	4,180,680
Health Net, Inc. (a)	288,600	7,855,692
HealthSouth Corp. (a)	846,680	4,826,076
Humana, Inc. (a)	1,110,900	27,572,538
Lincare Holdings, Inc. (a)	206,400	7,964,976
Molina Healthcare, Inc. (a)	300,373	13,051,207
PacifiCare Health Systems, Inc. (a)	466,039	22,556,288
Sierra Health Services, Inc. (a)	245,500	13,657,165
UnitedHealth Group, Inc.	482,845	40,003,708
Wellcare Health Plans, Inc.	420,400	13,776,508
WellChoice, Inc. (a)	486,500	23,833,635
WellPoint Health Networks, Inc. (a)	108,600	13,585,860
TOTAL COMMON STOCKS (Cost $224,186,282)		267,655,593
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 1.98% (b) (Cost $31,142,218)	31,142,218	31,142,218
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $255,328,500)	298,797,811
NET OTHER ASSETS - (3.6)%	(10,396,292)
NET ASSETS - 100%	$ 288,401,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $256,045,808. Net unrealized appreciation aggregated $42,752,003, of which $43,145,936 related to appreciated investment securities and $393,933 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2004

MES-QTLY-0105

1.810698.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BIOTECHNOLOGY - 0.4%
Affymetrix, Inc. (a)	35,400	$ 1,201,830
Digene Corp. (a)	76,000	1,837,908
TOTAL BIOTECHNOLOGY		3,039,738
HEALTH CARE EQUIPMENT & SUPPLIES - 75.8%
Advanced Medical Optics, Inc. (a)	98,000	4,074,840
Alcon, Inc.	653,700	48,713,724
American Medical Systems Holdings, Inc. (a)	76,800	2,930,688
Animas Corp.	50,200	813,240
Aspect Medical Systems, Inc. (a)	208,000	5,075,200
Bausch & Lomb, Inc.	78,800	4,639,744
Baxter International, Inc.	1,467,420	46,443,843
Becton, Dickinson & Co.	194,400	10,649,232
Biomet, Inc.	663,747	31,773,569
Boston Scientific Corp. (a)	704,500	24,523,645
C.R. Bard, Inc.	276,000	16,535,160
Conceptus, Inc. (a)	500,000	4,465,000
Cooper Companies, Inc.	56,000	3,893,680
Cyberonics, Inc. (a)	289,200	5,370,444
Cytyc Corp. (a)	685,900	18,409,556
Dade Behring Holdings, Inc. (a)	270,000	14,496,300
DENTSPLY International, Inc.	226,100	11,895,121
DJ Orthopedics, Inc. (a)	200,000	4,034,000
Edwards Lifesciences Corp. (a)	342,200	12,870,142
Encore Medical Corp. (a)	50,000	314,750
Epix Pharmaceuticals, Inc. (a)	85,000	1,496,000
Foxhollow Technologies, Inc.	47,230	1,223,257
Guidant Corp.	712,600	46,197,858
Hologic, Inc. (a)	369,300	9,228,807
Integra LifeSciences Holdings Corp. (a)	150,000	5,098,500
IntraLase Corp.	4,600	82,110
Invacare Corp.	75,000	3,788,250
Inverness Medical Innovations, Inc. (a)	120,000	2,916,000
Kinetic Concepts, Inc.	267,300	16,952,166
Medtronic, Inc.	1,511,816	72,642,759
Memry Corp. (a)	350,000	980,000
PolyMedica Corp.	75,000	2,666,250
Regeneration Technologies, Inc. (a)	250,000	2,325,000
ResMed, Inc. (a)	183,900	9,206,034
Respironics, Inc. (a)	122,600	6,789,588
Smith & Nephew PLC sponsored ADR	128,500	6,617,750
Sonic Innovations, Inc. (a)	150,000	610,500
St. Jude Medical, Inc. (a)	1,177,200	44,898,408
Stereotaxis, Inc.	374,300	3,649,425
Steris Corp. (a)	194,200	4,443,296
SurModics, Inc. (a)	164,900	4,963,490
Synthes, Inc.	147,141	15,928,066
Thoratec Corp. (a)	488,700	4,887,000

	Shares	Value
VISX, Inc. (a)	150,000	$ 3,879,000
Waters Corp. (a)	534,500	24,939,770
Wright Medical Group, Inc. (a)	101,959	2,696,816
Zimmer Holdings, Inc. (a)	384,500	31,375,200
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		602,403,178
HEALTH CARE PROVIDERS & SERVICES - 6.3%
Cryolife, Inc. (a)	300,000	2,136,000
Hanger Orthopedic Group, Inc. (a)	240,000	1,872,000
IMPAC Medical Systems, Inc. (a)	126,100	2,112,175
Laboratory Corp. of America Holdings (a)	259,500	12,443,025
Merge Technologies, Inc. (a)	347,000	6,686,690
Patterson Companies, Inc. (a)	235,000	9,602,100
ProxyMed, Inc. (a)	150,000	1,050,000
Quest Diagnostics, Inc.	156,000	14,625,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		50,526,990
PHARMACEUTICALS - 16.5%
Abbott Laboratories	958,920	40,236,283
Allergan, Inc.	304,200	22,358,700
Endo Pharmaceuticals Holdings, Inc. (a)	242,200	4,960,256
Johnson & Johnson	661,700	39,913,744
Medicines Co. (a)	130,000	3,242,200
Roche Holding AG (participation certificate)	194,374	20,461,319
TOTAL PHARMACEUTICALS		131,172,502
TOTAL COMMON STOCKS (Cost $659,144,717)		787,142,408
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 1.98% (b)	9,267,741	9,267,741
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	24,950,915	24,950,915
TOTAL MONEY MARKET FUNDS (Cost $34,218,656)		34,218,656
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $693,363,373)		821,361,064
NET OTHER ASSETS - (3.3)%		(26,390,774)
NET ASSETS - 100%		$ 794,970,290
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $694,933,676. Net unrealized appreciation aggregated $126,427,388, of which $143,776,932 related to appreciated investment securities and $17,349,544 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market
Portfolio

November 30, 2004

MON-QTLY-0105

1.810699.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 23.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Domestic Certificates Of Deposit - 1.3%
Washington Mutual Bank, California
1/27/05	1.90%	$ 7,000,000	$ 7,000,110
London Branch, Eurodollar, Foreign Banks - 6.3%
Barclays Bank PLC
2/28/05	1.93	5,000,000	5,000,000
Calyon
2/28/05	1.94	5,000,000	5,000,000
Landesbank Hessen-Thuringen
2/28/05	1.95	5,000,000	5,000,000
Societe Generale
1/5/05	1.19	5,000,000	5,000,000
1/6/05	1.29	10,000,000	10,000,000
Unicredito Italiano Spa
2/28/05	2.03	5,000,000	5,000,061
			35,000,061
New York Branch, Yankee Dollar, Foreign Banks - 15.9%
Canadian Imperial Bank of Commerce
12/15/04	2.15 (b)	14,000,000	14,000,000
12/29/04	2.13 (b)	4,000,000	3,999,461
12/29/04	2.14 (b)	10,000,000	9,999,249
Deutsche Bank AG
12/3/04	1.76 (b)	5,000,000	5,000,000
12/16/04	1.20	5,000,000	5,000,000
HBOS Treasury Services PLC
12/4/04	1.77 (b)	5,000,000	5,000,000
3/7/05	2.00	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
2/25/05	2.31 (b)	5,000,000	4,999,281
2/28/05	2.32 (b)	5,000,000	4,998,193
Societe Generale
12/8/04	1.99 (b)	5,000,000	4,999,597
UBS AG
1/5/05	1.94 (b)	10,000,000	9,997,023
Unicredito Italiano Spa
1/14/05	1.99 (b)	5,000,000	4,998,992
2/14/05	2.21 (b)	5,000,000	4,998,843
			87,990,639
TOTAL CERTIFICATES OF DEPOSIT			129,990,810
Commercial Paper - 22.0%

Bank of America Corp.
3/16/05	2.06	5,000,000	4,970,250
Bank of Ireland
3/8/05	2.03	5,000,000	4,972,988
Charta LLC
2/1/05	2.15	5,000,000	4,981,572

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/3/05	2.01%	$ 5,000,000	$ 4,990,833
1/24/05	2.09	5,000,000	4,984,400
1/25/05	2.09	5,000,000	4,984,111
DaimlerChrysler NA Holding Corp.
12/16/04	2.21	2,000,000	1,998,158
12/29/04	2.36	1,000,000	998,164
Dorada Finance, Inc.
3/14/05	2.03 (a)	5,000,000	4,971,246
Edison Asset Securitization LLC
2/1/05	1.89	5,000,000	4,983,897
Emerald (MBNA Credit Card Master Note Trust)
1/12/05	2.13	5,000,000	4,987,633
1/26/05	2.26	5,000,000	4,982,500
Falcon Asset Securitization Corp.
1/10/05	1.89	2,000,000	1,995,822
Ford Motor Credit Co.
12/9/04	2.19	5,000,000	4,997,567
General Electric Capital Services, Inc.
2/10/05	1.87	10,000,000	9,963,514
Govco, Inc.
1/18/05	2.04	7,000,000	6,981,053
Grampian Funding Ltd.
1/20/05	2.03	15,000,000	14,957,917
Motown Notes Program
1/18/05	2.22	5,000,000	4,985,267
2/1/05	2.16	5,000,000	4,981,486
2/7/05	2.27	5,000,000	4,978,656
Park Granada LLC
2/10/05	2.26	5,000,000	4,977,813
SBC Communications, Inc.
1/18/05	2.10	5,000,000	4,986,067
Sheffield Receivables Corp.
1/20/05	2.28	5,000,000	4,984,236
TOTAL COMMERCIAL PAPER			121,595,150
Federal Agencies - 6.3%

Fannie Mae - 2.7%
Agency Coupons - 2.7%
3/29/05	1.40	10,000,000	10,000,000
4/28/05	1.33	5,000,000	5,000,000
			15,000,000
Federal Home Loan Bank - 3.6%
Agency Coupons - 3.6%
2/25/05	1.40	20,000,000	20,000,000
TOTAL FEDERAL AGENCIES			35,000,000
Master Notes - 4.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
General Motors Acceptance Corp. Mortgage Credit
12/1/04	2.49% (b)(d)	$ 5,000,000	$ 5,000,000
12/1/04	2.63 (b)(d)	1,000,000	1,000,000
Goldman Sachs Group, Inc.
2/14/05	2.13 (d)	5,000,000	5,000,000
4/12/05	2.12 (d)	15,000,000	15,000,000
TOTAL MASTER NOTES			26,000,000
Medium-Term Notes - 20.0%

American Express Credit Corp.
12/29/04	2.30 (b)	9,580,000	9,583,846
Bank of New York Co., Inc.
12/29/04	2.21 (a)(b)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	5,000,000	5,000,000
GE Capital Assurance Co.
12/1/04	2.11 (b)(d)	5,000,000	5,000,000
General Electric Capital Corp.
12/7/04	2.08 (b)	5,000,000	5,000,000
12/9/04	2.17 (b)	5,000,000	5,000,000
12/17/04	2.21 (b)	8,000,000	8,002,156
HBOS Treasury Services PLC
12/24/04	1.96 (b)	10,000,000	10,000,000
Household Finance Corp.
12/17/04	2.19 (b)	2,000,000	2,003,307
M&I Marshall & Ilsley Bank
12/20/04	1.94 (b)	3,000,000	3,000,081
Morgan Stanley
12/1/04	2.16 (b)	1,000,000	1,000,000
12/6/04	2.04 (b)	5,000,000	5,000,000
12/15/04	2.10 (b)	2,000,000	2,000,000
National City Bank
12/1/04	1.71 (b)	5,000,000	4,999,252
RACERS
12/22/04	2.14 (a)(b)	10,000,000	10,000,000
Verizon Global Funding Corp.
12/15/04	1.99 (b)	20,000,000	20,000,065
Wells Fargo & Co.
12/2/04	2.02 (b)	5,000,000	5,000,000
12/15/04	2.07 (b)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			110,588,707
Short-Term Notes - 1.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Metropolitan Life Insurance Co.
1/3/05	2.20% (b)(d)	$ 5,000,000	$ 5,000,000
New York Life Insurance Co.
1/3/05	2.14 (b)(d)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Municipal Securities - 1.3%

Catholic Univ. of America 2.23% (Liquidity Facility Wachovia Bank NA), VRDN (b)		2,000,000	2,000,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.95% tender 12/7/04, CP mode		5,000,000	5,000,000
TOTAL MUNICIPAL SECURITIES			7,000,000
Repurchase Agreements - 21.4%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 11/30/04 due 12/1/04 At 2.1%	$ 9,654,563	9,654,000
With:
Banc of America Securities LLC At:
2.11%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $12,883,869, 2.92%, 4/25/44)	11,000,645	11,000,000
2.19%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $40,873,440, 0% - 6.75%, 4/25/19 - 12/25/34)	11,000,669	11,000,000
Citigroup Global Markets, Inc. At 2.12%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $24,806,000, 4.55% - 7%, 1/15/08 - 8/15/11)	25,001,472	25,000,000
Deutsche Bank Securities, Inc. At 2.19%, dated 11/30/04 due 12/1/04 (Collateralized by Corporate Obligations with principal amounts of $64,877,446, 6.38% - 14%, 8/1/05 - 10/1/32)	15,000,913	15,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. At 2.18%, dated 11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $8,128,969, 6%, 11/25/34) (b)(c)	$ 8,042,631	$ 8,000,000
J.P. Morgan Securities, Inc. At 2.13%, dated 11/12/04 due 12/15/04 (Collateralized by Corporate Obligations with principal amounts of $6,079,000, 3.85% - 5%, 3/3/08 - 12/1/35)	6,011,715	6,000,000
Merrill Lynch, Pierce, Fenner & Smith At 2.21%, dated 11/8/04 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $5,140,000, 6.75% - 8.5%, 7/1/13 - 8/1/29) (b)(c)	5,026,090	5,000,000
Morgan Stanley & Co. At 2.13%, dated 11/12/04 due 12/15/04 (Collateralized by Corporate Obligations with principal amounts of $19,592,161, 2.9% - 4.54%, 9/15/10 - 12/25/34)	20,039,050	20,000,000
Wachovia Securities, Inc. At 2.13%, dated 11/30/04 due 12/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $8,160,000, 3.01% - 3.1%, 10/25/34 - 10/25/34)	8,000,473	8,000,000
TOTAL REPURCHASE AGREEMENTS		118,654,000
TOTAL INVESTMENT PORTFOLIO - 101.0%		558,828,667
NET OTHER ASSETS - (1.0)%		(5,692,881)
NET ASSETS - 100%		$ 553,135,786
Total Cost for Federal Income Tax Purposes $ 558,828,667
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,971,246 or 3.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,000,000 or 7.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 2.11%, 12/1/04	7/30/04	$ 5,000,000
General Motors Acceptance Corp. Mortgage Credit: 2.49%, 12/1/04	11/1/04	$ 5,000,000
2.63%, 12/1/04	11/1/04	$ 1,000,000
Goldman Sachs Group, Inc.: 2.12%, 4/12/05	9/14/04	$ 15,000,000
2.13%, 2/14/05	9/30/04	$ 5,000,000
Metropolitan Life Insurance Co. 2.2%, 1/3/05	3/26/02	$ 5,000,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02	$ 5,000,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2004

BAM-QTLY-0105

1.810700.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 2.5%
51Job, Inc. ADR	4,300	$ 153,080
Apollo Group, Inc. Class A (a)	9,600	765,120
Monster Worldwide, Inc. (a)	34,500	972,555
R.R. Donnelley & Sons Co.	50,100	1,738,470
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,629,225
HOTELS, RESTAURANTS & LEISURE - 0.3%
Ctrip.com International Ltd. ADR	10,400	502,632
INTERNET & CATALOG RETAIL - 0.8%
IAC/InterActiveCorp (a)	48,400	1,194,996
INTERNET SOFTWARE & SERVICES - 10.9%
Google, Inc. Class A	26,000	4,758,000
iVillage, Inc. (a)	45,300	214,949
Netease.com, Inc. sponsored ADR (a)	3,700	195,804
Sina Corp. (a)	12,100	446,732
Yahoo!, Inc. (a)	271,500	10,213,830
TOTAL INTERNET SOFTWARE & SERVICES		15,829,315
MEDIA - 76.7%
ADVO, Inc.	8,800	308,968
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	41,800	1,779,426
Cablevision Systems Corp. - NY Group Class A (a)	51,655	1,102,834
Central European Media Enterprises Ltd. Class A (a)	16,300	512,798
Cheil Communications, Inc.	30	4,335
Citadel Broadcasting Corp. (a)	40,700	627,594
Clear Channel Communications, Inc.	157,426	5,302,108
E.W. Scripps Co. Class A	92,600	4,328,124
EchoStar Communications Corp. Class A	64,600	2,118,234
Fox Entertainment Group, Inc. Class A (a)	145,100	4,265,940
Gannett Co., Inc.	88,400	7,292,116
Getty Images, Inc. (a)	25,000	1,456,250
Grupo Televisa SA de CV sponsored ADR	11,700	728,559
Harte-Hanks, Inc.	11,300	291,766
ITV PLC	152,101	318,888
JC Decaux SA (a)	101,200	2,687,813
Lamar Advertising Co. Class A (a)	78,000	3,076,320
Liberty Media Corp. Class A (a)	147,404	1,522,683
Liberty Media International, Inc. Class A (a)	13,670	588,630
Lions Gate Entertainment Corp. (a)	54,200	582,697
McGraw-Hill Companies, Inc.	66,600	5,842,818
Mediaset Spa	60,100	727,726
News Corp.:
Class A	393,422	6,959,635
Class B	201,100	3,637,899
Omnicom Group, Inc.	79,300	6,423,300
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	101,460	1,227,666

	Shares	Value
Point.360 (a)	1,000	$ 2,460
R.H. Donnelley Corp. (a)	7,100	388,370
Radio One, Inc. Class D (non-vtg.) (a)	84,300	1,175,985
Reuters Group PLC sponsored ADR	18,400	811,072
SBS Broadcasting SA (a)	11,600	399,388
Sogecable SA (a)	6,900	292,776
The DIRECTV Group, Inc. (a)	163,434	2,613,310
Time Warner, Inc. (a)	243,125	4,305,744
Tribune Co.	111,400	4,831,418
UnitedGlobalCom, Inc. Class A (a)	241,600	2,012,528
Univision Communications, Inc. Class A (a)	91,200	2,745,120
Viacom, Inc. Class B (non-vtg.)	205,796	7,141,121
Walt Disney Co.	425,000	11,423,999
Washington Post Co. Class B	6,800	6,378,400
World Wrestling Entertainment, Inc. Class A	28,800	345,600
XM Satellite Radio Holdings, Inc. Class A (a)	62,200	2,295,802
TOTAL MEDIA		110,878,220
REAL ESTATE - 0.3%
ZipRealty, Inc.	23,500	396,915
SOFTWARE - 1.2%
Electronic Arts, Inc. (a)	27,900	1,364,310
Macrovision Corp. (a)	200	5,310
Shanda Interactive Entertainment Ltd. ADR	8,300	333,245
TOTAL SOFTWARE		1,702,865
WIRELESS TELECOMMUNICATION SERVICES - 1.4%
SpectraSite, Inc. (a)	34,000	1,970,640
TOTAL COMMON STOCKS (Cost $116,559,393)		136,104,808
Money Market Funds - 12.7%
Fidelity Cash Central Fund, 1.98% (b)	9,288,235	9,288,235
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	9,022,650	9,022,650
TOTAL MONEY MARKET FUNDS (Cost $18,310,885)		18,310,885
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $134,870,278)	154,415,693
NET OTHER ASSETS - (6.8)%	(9,767,502)
NET ASSETS - 100%	$ 144,648,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $135,201,060. Net unrealized appreciation aggregated $19,214,633, of which $22,074,442 related to appreciated investment securities and $2,859,809 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2004

GAS-QTLY-0105

1.810725.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
ELECTRIC UTILITIES - 1.7%
PG&E Corp. (a)	150,000	$ 4,989,000
TXU Corp.	87,900	5,521,878
TOTAL ELECTRIC UTILITIES		10,510,878
ENERGY EQUIPMENT & SERVICES - 35.1%
Baker Hughes, Inc.	125,000	5,541,250
BJ Services Co.	610,000	30,908,700
Cooper Cameron Corp. (a)	374,700	19,555,593
Diamond Offshore Drilling, Inc.	149,200	5,589,032
ENSCO International, Inc.	675,000	21,134,250
GlobalSantaFe Corp.	100,000	3,140,000
Grant Prideco, Inc. (a)	383,696	8,268,649
Grey Wolf, Inc. (a)	322,000	1,771,000
Nabors Industries Ltd. (a)	450,000	23,400,000
Patterson-UTI Energy, Inc.	555,000	11,100,000
Precision Drilling Corp. (a)	50,000	3,277,500
Pride International, Inc. (a)	371,100	7,258,716
Rowan Companies, Inc. (a)	768,000	19,891,200
Schlumberger Ltd. (NY Shares)	430,400	28,247,152
Smith International, Inc. (a)	19,360	1,172,635
Transocean, Inc. (a)	500,000	20,135,000
W-H Energy Services, Inc. (a)	161,115	3,683,089
Weatherford International Ltd. (a)	85,502	4,564,097
TOTAL ENERGY EQUIPMENT & SERVICES		218,637,863
METALS & MINING - 9.6%
Arch Coal, Inc.	83,300	3,182,060
CONSOL Energy, Inc.	112,800	4,816,560
Massey Energy Co.	406,800	14,286,816
Peabody Energy Corp.	454,550	37,727,649
TOTAL METALS & MINING		60,013,085
MULTI-UTILITIES & UNREGULATED POWER - 5.7%
Dominion Resources, Inc.	309,000	20,230,230
Duke Energy Corp.	400,000	10,112,000
Reliant Energy, Inc. (a)	470,000	5,583,600
TOTAL MULTI-UTILITIES & UNREGULATED POWER		35,925,830
OIL & GAS - 39.9%
Apache Corp.	307,000	16,596,420
Berry Petroleum Co. Class A	187,600	8,685,880
Bonavista Energy Trust	59,000	1,390,489
BP PLC sponsored ADR	250,000	15,337,500
Burlington Resources, Inc.	460,000	21,348,600
CNOOC Ltd. sponsored ADR	24,100	1,366,470
Cyries Energy, Inc. (a)	20,000	129,179
Denbury Resources, Inc. (a)	144,900	4,194,855
Devon Energy Corp.	20,000	828,400
El Paso Corp.	500,000	5,220,000
Encore Acquisition Co. (a)	105,900	3,728,739

	Shares	Value
EOG Resources, Inc.	100,000	$ 7,507,000
Exxon Mobil Corp.	500,000	25,625,000
Forest Oil Corp. (a)	35,500	1,208,065
General Maritime Corp. (a)	55,000	2,499,750
Harvest Natural Resources, Inc. (a)	25,000	456,250
Marathon Oil Corp.	55,000	2,169,200
Occidental Petroleum Corp.	126,800	7,634,628
Overseas Shipholding Group, Inc.	25,000	1,642,250
Patina Oil & Gas Corp.	394,200	13,087,440
PetroChina Co. Ltd. sponsored ADR	88,300	4,975,705
Pioneer Natural Resources Co.	654,100	23,024,320
Pogo Producing Co.	175,000	8,837,500
Premcor, Inc.	70,000	3,118,500
ProEX Energy Ltd. (a)	20,000	130,697
Progress Energy Trust	100,000	1,163,624
Quicksilver Resources, Inc. (a)	325,000	11,180,000
Range Resources Corp.	94,500	1,959,930
Talisman Energy, Inc.	109,200	3,080,012
Teekay Shipping Corp.	75,000	3,994,500
Tesoro Petroleum Corp. (a)	288,800	9,565,056
Valero Energy Corp.	330,000	15,440,700
Vintage Petroleum, Inc.	479,100	11,618,175
Williams Companies, Inc.	600,000	10,002,000
TOTAL OIL & GAS		248,746,834
TOTAL COMMON STOCKS (Cost $471,902,480)		573,834,490
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 1.98% (b)	28,832,392	28,832,392
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	35,045,475	35,045,475
TOTAL MONEY MARKET FUNDS (Cost $63,877,867)		63,877,867
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $535,780,347)		637,712,357
NET OTHER ASSETS - (2.3)%		(14,275,148)
NET ASSETS - 100%		$ 623,437,209
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $537,342,497. Net unrealized appreciation aggregated $100,369,860, of which $101,824,392 related to appreciated investment securities and $1,454,532 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2004

NAT-QTLY-0105

1.810716.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CHEMICALS - 0.3%
Stuart Energy Systems Corp. (a)	132,700	$ 500,164
CONTAINERS & PACKAGING - 1.8%
Packaging Corp. of America	39,800	915,400
Smurfit-Stone Container Corp. (a)	130,400	2,341,984
TOTAL CONTAINERS & PACKAGING		3,257,384
ENERGY EQUIPMENT & SERVICES - 27.2%
Baker Hughes, Inc.	57,090	2,530,800
BJ Services Co.	30,200	1,530,234
Core Laboratories NV (a)	12,900	303,795
FMC Technologies, Inc. (a)	12,600	413,910
Grant Prideco, Inc. (a)	87,900	1,894,245
Grey Wolf, Inc. (a)	37,900	208,450
Halliburton Co.	251,000	10,378,850
Nabors Industries Ltd. (a)	35,700	1,856,400
National-Oilwell, Inc. (a)	41,000	1,484,200
Noble Corp. (a)	40,700	1,971,915
Oil States International, Inc. (a)	34,100	694,617
Pason Systems, Inc.	5,900	195,265
Precision Drilling Corp. (a)	16,400	1,075,172
Pride International, Inc. (a)	57,300	1,120,788
RPC, Inc.	7,600	207,100
Schlumberger Ltd. (NY Shares)	123,126	8,080,759
Smith International, Inc. (a)	76,200	4,615,434
Superior Energy Services, Inc. (a)	105,000	1,541,400
Tenaris SA sponsored ADR	10,800	544,968
Transocean, Inc. (a)	87,800	3,535,706
Varco International, Inc. (a)	97,060	2,886,564
Weatherford International Ltd. (a)	45,795	2,444,537
Willbros Group, Inc. (a)	34,400	619,544
TOTAL ENERGY EQUIPMENT & SERVICES		50,134,653
MACHINERY - 0.6%
Bucyrus International, Inc. Class A	28,970	1,144,315
METALS & MINING - 13.3%
Alcan, Inc.	64,800	3,302,972
Alcoa, Inc.	150,100	5,100,398
Breakwater Resources Ltd. (a)	664,600	297,009
Cameco Corp.	8,900	877,655
CONSOL Energy, Inc.	27,700	1,182,790
Eldorado Gold Corp. (a)	126,500	419,196
Freeport-McMoRan Copper & Gold, Inc. Class B	22,763	890,716
Industrias Penoles SA de CV	11,000	57,341
Massey Energy Co.	14,200	498,704
Newmont Mining Corp.	187,000	8,854,450
Peabody Energy Corp.	21,400	1,776,200

	Shares	Value
Stillwater Mining Co. (a)	29,400	$ 348,684
Wheaton River Minerals Ltd. (a)	260,700	852,916
TOTAL METALS & MINING		24,459,031
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
Questar Corp.	11,000	558,910
OIL & GAS - 49.2%
Abraxas Petroleum Corp. (a)	83,800	210,338
Amerada Hess Corp.	3,700	328,745
BP PLC sponsored ADR	245,364	15,053,081
Burlington Resources, Inc.	22,800	1,058,148
Canadian Natural Resources Ltd.	55,300	2,379,492
ChevronTexaco Corp.	80,732	4,407,967
ConocoPhillips	124,982	11,372,112
Denbury Resources, Inc. (a)	52,900	1,531,455
EnCana Corp.	101,142	5,782,223
Encore Acquisition Co. (a)	24,200	852,082
ENI Spa sponsored ADR	7,000	862,750
EOG Resources, Inc.	6,600	495,462
Exxon Mobil Corp.	295,596	15,149,297
Forest Oil Corp. (a)	42,000	1,429,260
Frontier Oil Corp.	26,100	695,565
Holly Corp.	45,500	1,281,735
Marathon Oil Corp.	46,200	1,822,128
Newfield Exploration Co. (a)	17,400	1,093,590
Noble Energy, Inc.	100	6,379
Occidental Petroleum Corp.	70,100	4,220,721
Patina Oil & Gas Corp.	53,000	1,759,600
Petro-Canada	21,300	1,217,528
Pioneer Natural Resources Co.	12,200	429,440
Pogo Producing Co.	16,800	848,400
Premcor, Inc.	33,500	1,492,425
Quicksilver Resources, Inc. (a)	47,700	1,640,880
Range Resources Corp.	72,300	1,499,502
Royal Dutch Petroleum Co. (NY Shares)	3,000	171,780
Sibneft sponsored ADR	200	5,700
Tesoro Petroleum Corp. (a)	23,800	788,256
Total SA sponsored ADR	48,300	5,293,680
Ultra Petroleum Corp. (a)	15,100	795,166
Valero Energy Corp.	96,400	4,510,556
TOTAL OIL & GAS		90,485,443
PAPER & FOREST PRODUCTS - 4.5%
Canfor Corp. (a)	341	4,310
Georgia-Pacific Corp.	38,400	1,405,824
International Paper Co.	83,600	3,471,072
MeadWestvaco Corp.	24,089	810,595
Tembec, Inc. (a)	42,300	286,768
Weyerhaeuser Co.	34,700	2,290,200
TOTAL PAPER & FOREST PRODUCTS		8,268,769
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.1%
UAP Holding Corp.	9,700	$ 158,595
TOTAL COMMON STOCKS (Cost $149,728,150)		178,967,264
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 1.98% (b)	7,290,807	7,290,807
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	1,540,000	1,540,000
TOTAL MONEY MARKET FUNDS (Cost $8,830,807)		8,830,807
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $158,558,957)	187,798,071
NET OTHER ASSETS - (2.1)%	(3,902,244)
NET ASSETS - 100%	$ 183,895,827
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $159,327,005. Net unrealized appreciation aggregated $28,471,066, of which $29,094,882 related to appreciated investment securities and $623,816 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Networking and

Infrastructure Portfolio

November 30, 2004

NET-QTLY-0105

1.810705.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 52.8%
3Com Corp. (a)	205,900	$ 914,196
ADC Telecommunications, Inc. (a)	978,100	2,298,535
Adtran, Inc.	127,960	2,867,584
Adva AG Optical Networking (a)	99,500	666,617
Alvarion Ltd. (a)	109,100	1,600,497
Andrew Corp. (a)	46,400	658,880
AudioCodes Ltd. (a)	146,100	2,147,670
Avanex Corp. (a)	114,100	353,710
Avaya, Inc. (a)	246,900	4,054,098
Brooktrout, Inc. (a)	49,500	606,870
CIENA Corp. (a)	430,000	1,096,500
Cisco Systems, Inc. (a)	40	748
Comverse Technology, Inc. (a)	377,000	8,018,790
Ditech Communications Corp. (a)	15,300	241,128
Enterasys Networks, Inc. (a)	204,400	357,700
Extreme Networks, Inc. (a)	446,500	3,049,595
Harmonic, Inc. (a)	79,700	619,269
Harris Corp.	26,900	1,780,511
InterDigital Communication Corp. (a)	37,800	769,230
Ixia (a)	93,400	1,316,940
JDS Uniphase Corp. (a)	216,700	686,939
Juniper Networks, Inc. (a)	179,009	4,928,118
Marconi Corp. PLC (a)	56,900	621,198
Motorola, Inc.	483,800	9,317,987
NMS Communications Corp. (a)	322,600	2,060,769
Nortel Networks Corp. (a)	171,300	594,411
Packeteer, Inc. (a)	186,800	2,428,400
Powerwave Technologies, Inc. (a)	173,900	1,406,503
QUALCOMM, Inc.	115,900	4,823,758
Redback Networks, Inc. (a)	256,600	1,231,680
REMEC, Inc. (a)	184,500	1,112,535
Research In Motion Ltd. (a)	73,000	6,451,478
Riverstone Networks, Inc. (a)	188,100	214,434
SeaChange International, Inc. (a)	20,900	356,972
Sierra Wireless, Inc. (a)	19,700	372,090
SiRF Technology Holdings, Inc.	121,400	1,538,138
Sonus Networks, Inc. (a)	372,900	2,464,869
Sycamore Networks, Inc. (a)	239,000	896,250
Tekelec (a)	58,300	1,364,803
Telefonaktiebolaget LM Ericsson ADR (a)	400	13,300
Tellabs, Inc. (a)	40,000	342,000
TTP Communications PLC (a)	637,400	712,311
Tut Systems, Inc. (a)	42,500	167,875
TOTAL COMMUNICATIONS EQUIPMENT		77,525,886
COMPUTERS & PERIPHERALS - 10.9%
ASUSTeK Computer, Inc.	3,960	9,159
Brocade Communications Systems, Inc. (a)	104,600	724,878
EMC Corp. (a)	316,900	4,252,798
Emulex Corp. (a)	22,900	323,806
LaserCard Corp. (a)	600	5,964

	Shares	Value
Maxtor Corp. (a)	38,100	$ 145,542
Network Appliance, Inc. (a)	36,200	1,091,792
QLogic Corp. (a)	21,380	735,258
Read-Rite Corp. (a)	44,000	44
Seagate Technology	86,900	1,301,762
Storage Technology Corp. (a)	11,600	338,024
Sun Microsystems, Inc. (a)	968,300	5,374,065
Synaptics, Inc. (a)	9,500	364,800
Western Digital Corp. (a)	135,600	1,324,812
TOTAL COMPUTERS & PERIPHERALS		15,992,704
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Covad Communications Group, Inc. (a)	1,800	2,808
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
Aeroflex, Inc. (a)	264,900	3,245,025
Agilent Technologies, Inc. (a)	300	6,867
AU Optronics Corp. sponsored ADR	30,100	395,213
Avnet, Inc. (a)	409	7,526
CellStar Corp. (a)	84,800	309,520
Flextronics International Ltd. (a)	55,300	793,555
Jabil Circuit, Inc. (a)	13,300	333,298
LG.Philips LCD Co. Ltd. ADR	22,800	391,020
Sanmina-SCI Corp. (a)	63,900	564,237
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,046,261
INTERNET SOFTWARE & SERVICES - 5.8%
AsiaInfo Holdings, Inc. (a)	329,300	1,975,800
Google, Inc. Class A	10,000	1,830,000
InfoSpace, Inc. (a)	42,500	1,882,750
Openwave Systems, Inc. (a)	62,000	817,160
RADVision Ltd.	65,500	873,770
RealNetworks, Inc. (a)	61,700	388,710
Sina Corp. (a)	5,600	206,752
Tom Online, Inc. ADR	33,100	487,232
Vignette Corp. (a)	80,500	102,235
TOTAL INTERNET SOFTWARE & SERVICES		8,564,409
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.2%
Agere Systems, Inc. Class B (a)	877,440	1,193,318
Analog Devices, Inc.	16,500	609,675
Applied Materials, Inc. (a)	18,600	309,504
Broadcom Corp. Class A (a)	10,600	344,712
Cypress Semiconductor Corp. (a)	33,200	327,020
DSP Group, Inc. (a)	15,700	348,226
Fairchild Semiconductor International, Inc. (a)	27,400	419,220
Freescale Semiconductor, Inc. Class A	95,100	1,679,466
Integrated Circuit Systems, Inc. (a)	13,700	323,868
Integrated Device Technology, Inc. (a)	43,600	494,860
Integrated Silicon Solution, Inc. (a)	100	766
Intel Corp.	32,100	717,435
Intersil Corp. Class A	53,700	864,570
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
KLA-Tencor Corp. (a)	29,600	$ 1,333,776
Lam Research Corp. (a)	5,400	140,454
Lattice Semiconductor Corp. (a)	98,200	524,192
Marvell Technology Group Ltd. (a)	162,740	5,217,444
Microsemi Corp. (a)	8,600	153,080
Microtune, Inc. (a)	46,100	275,678
Mindspeed Technologies, Inc. (a)	675,433	1,688,583
National Semiconductor Corp. (a)	132,800	2,053,088
O2Micro International Ltd. (a)	58,000	701,800
Portalplayer, Inc.	200	5,838
PowerDsine Ltd.	9,800	132,692
Silicon Laboratories, Inc. (a)	5,600	168,784
STMicroelectronics NV (NY Shares)	13,800	276,000
Texas Instruments, Inc.	54,700	1,322,646
Vitesse Semiconductor Corp. (a)	220,000	717,200
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		22,343,895
SOFTWARE - 6.4%
BEA Systems, Inc. (a)	173,510	1,401,961
Chinadotcom Corp. Class A (a)	61,800	272,538
Intervoice, Inc. (a)	136,200	1,770,600
JAMDAT Mobile, Inc.	30,400	695,552
Macrovision Corp. (a)	47,200	1,253,160
McAfee, Inc. (a)	1,050	30,345
NAVTEQ Corp.	3,500	151,025
Portal Software, Inc. (a)	143,100	493,695
RADWARE Ltd. (a)	40,600	1,031,646
Symantec Corp. (a)	10,200	650,862
Vastera, Inc. (a)	50,100	92,685
VERITAS Software Corp. (a)	67,900	1,487,010
TOTAL SOFTWARE		9,331,079
WIRELESS TELECOMMUNICATION SERVICES - 2.0%
Alamosa Holdings, Inc. (a)	37,800	412,020
Hutchison Telecommunications International Ltd. ADR	43,700	530,081
InPhonic, Inc.	200	5,102
Leap Wireless International, Inc. (a)	19,400	492,760
Nextel Communications, Inc. Class A (a)	25,500	725,730
Wireless Facilities, Inc. (a)	89,100	737,748
TOTAL WIRELESS TELECOMMUNICATION SERVICES		2,903,441
TOTAL COMMON STOCKS (Cost $131,826,690)		142,710,483
Convertible Preferred Stocks - 0.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Lucent Technologies Capital Trust I 7.75% (d) (Cost $300,000)	300	$ 360,564
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 1.98% (b)	1,221,538	1,221,538
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	6,559,550	6,559,550
TOTAL MONEY MARKET FUNDS (Cost $7,781,088)		7,781,088
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $139,907,778)		150,852,135
NET OTHER ASSETS - (2.7)%		(3,953,951)
NET ASSETS - 100%		$ 146,898,184
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $360,564 or 0.2% of net assets.

Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $140,881,951. Net unrealized appreciation aggregated $9,970,184, of which $22,298,070 related to appreciated investment securities and $12,327,886 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Paper and

Forest Products Portfolio

November 30, 2004

PAP-QTLY-0105

1.810706.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BUILDING PRODUCTS - 0.8%
Trex Co., Inc. (a)	4,500	$ 211,275
CONTAINERS & PACKAGING - 32.7%
Bemis Co., Inc.	26,900	748,896
Caraustar Industries, Inc. (a)	15,600	251,004
Longview Fibre Co.	2,400	41,712
Packaging Corp. of America	74,700	1,718,100
Pactiv Corp. (a)	3,200	79,520
Sealed Air Corp. (a)	21,200	1,089,892
Smurfit-Stone Container Corp. (a)	147,270	2,644,970
Sonoco Products Co.	22,800	648,432
Temple-Inland, Inc.	18,100	1,078,579
TOTAL CONTAINERS & PACKAGING		8,301,105
HOUSEHOLD PRODUCTS - 3.1%
Kimberly-Clark Corp.	12,400	788,764
MACHINERY - 0.2%
Albany International Corp. Class A	1,200	40,140
PAPER & FOREST PRODUCTS - 52.8%
Abitibi-Consolidated, Inc.	108,300	730,554
Aracruz Celulose SA sponsored ADR	1,800	66,762
Bowater, Inc.	49,400	2,001,194
Buckeye Technologies, Inc. (a)	30,900	382,851
Canfor Corp. (a)	25,500	322,311
Cascades, Inc.	24,700	291,372
Domtar, Inc.	36,500	444,112
Georgia-Pacific Corp.	48,500	1,775,585
International Paper Co.	50,500	2,096,760
Louisiana-Pacific Corp.	31,300	765,911
MeadWestvaco Corp.	35,700	1,201,305
Mercer International, Inc. (SBI) (a)	8,300	90,470
Pope & Talbot, Inc.	6,400	107,520
Potlatch Corp.	6,600	334,752
Sappi Ltd. sponsored ADR	9,400	127,840
Sino-Forest Corp. (a)	58,800	179,481
Tembec, Inc. (a)	64,200	435,236
Wausau-Mosinee Paper Corp.	29,200	524,140
West Fraser Timber Co. Ltd.	4,200	155,329
Weyerhaeuser Co.	20,700	1,366,200
TOTAL PAPER & FOREST PRODUCTS		13,399,685
REAL ESTATE - 6.1%
Plum Creek Timber Co., Inc.	23,000	851,000
Rayonier, Inc.	14,825	707,894
TOTAL REAL ESTATE		1,558,894
SPECIALTY RETAIL - 2.8%
OfficeMax, Inc. Delaware	23,200	702,264
TOTAL COMMON STOCKS (Cost $24,089,844)		25,002,127
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b) (Cost $338,178)	338,178	$ 338,178
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $24,428,022)		25,340,305
NET OTHER ASSETS - 0.2%		48,017
NET ASSETS - 100%		$ 25,388,322
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $24,562,130. Net unrealized appreciation aggregated $778,175, of which $1,473,605 related to appreciated investment securities and $695,430 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2004

PHR-QTLY-0105

1.810707.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
BIOTECHNOLOGY - 18.2%
Alkermes, Inc. (a)	75,700	$ 1,043,903
BioMarin Pharmaceutical, Inc. (a)	57,000	303,810
Cell Therapeutics, Inc. (a)	49,300	368,764
Cephalon, Inc. (a)	8,200	389,746
CSL Ltd.	20,865	428,328
CV Therapeutics, Inc. (a)	16,100	349,048
DOV Pharmaceutical, Inc. (a)	79,200	1,465,992
Eyetech Pharmaceuticals, Inc.	43,700	1,761,984
Genelabs Technologies, Inc. (a)	5,100	3,621
Genentech, Inc. (a)	10,500	506,625
ICOS Corp. (a)	200	4,830
ImmunoGen, Inc. (a)	63,100	493,442
Introgen Therapeutics, Inc. (a)	700	4,886
MedImmune, Inc. (a)	100	2,660
Millennium Pharmaceuticals, Inc. (a)	20,700	261,234
Myogen, Inc.	81,200	662,592
Neopharm, Inc. (a)	76,700	893,555
Neurocrine Biosciences, Inc. (a)	24,000	1,104,000
ONYX Pharmaceuticals, Inc. (a)	32,500	1,016,600
Protein Design Labs, Inc. (a)	18,100	327,972
QLT, Inc. (a)	2,690	43,595
Seattle Genetics, Inc. (a)	48,500	331,255
Telik, Inc. (a)	95,235	1,819,941
Vertex Pharmaceuticals, Inc. (a)	600	6,372
TOTAL BIOTECHNOLOGY		13,594,755
CHEMICALS - 0.0%
Monsanto Co.	71	3,267
HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
Advanced Medical Optics, Inc. (a)	3	125
Baxter International, Inc.	100	3,165
Cyberonics, Inc. (a)	16,800	311,976
Illumina, Inc. (a)	433,100	3,291,560
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,606,826
HEALTH CARE PROVIDERS & SERVICES - 4.6%
Cardinal Health, Inc.	38,262	2,000,337
McKesson Corp.	30,630	905,117
Medco Health Solutions, Inc. (a)	87	3,282
Omnicell, Inc. (a)	10,600	113,950
Priority Healthcare Corp. Class B (a)	13,600	284,240
Tenet Healthcare Corp. (a)	10,900	118,265
TOTAL HEALTH CARE PROVIDERS & SERVICES		3,425,191
PHARMACEUTICALS - 68.4%
Allergan, Inc.	3,450	253,575

	Shares	Value
Alpharma, Inc. Class A	7,300	$ 121,253
Altana AG	6,070	332,114
Altana AG sponsored ADR	29,000	1,582,820
AstraZeneca PLC sponsored ADR	62,430	2,459,118
Barr Pharmaceuticals, Inc. (a)	47,450	1,852,923
Biovail Corp. (a)	48,010	727,467
Bristol-Myers Squibb Co.	10,240	240,640
Chugai Pharmaceutical Co. Ltd.	17,400	273,104
Daiichi Pharmaceutical Co. Ltd.	11,100	221,148
Dr. Reddy's Laboratories Ltd. ADR	21,800	386,078
Eisai Co. Ltd.	9,400	280,461
Elan Corp. PLC sponsored ADR (a)	57,400	1,515,360
Endo Pharmaceuticals Holdings, Inc. (a)	60,200	1,232,896
Forest Laboratories, Inc. (a)	19,620	764,591
Fujisawa Pharmaceutical Co. Ltd.	9,700	251,232
GlaxoSmithKline PLC sponsored ADR	47,100	2,003,634
H. Lundbeck AS	8,880	166,810
IVAX Corp. (a)	25,737	401,755
Johnson & Johnson	3	181
King Pharmaceuticals, Inc. (a)	300	3,735
Kyorin Pharmaceutical Co. Ltd.	9,000	128,753
Merck & Co., Inc.	101,120	2,833,382
Merck KGaA	4,720	273,497
Mylan Laboratories, Inc.	11,547	209,694
Nektar Therapeutics (a)	44,300	827,746
Novartis AG sponsored ADR	28,540	1,371,347
Novo Nordisk AS:
ADR	14,200	753,310
Series B	5,650	300,209
Perrigo Co.	170	3,067
Pfizer, Inc.	149,140	4,141,618
Recordati Spa	6,700	151,372
Roche Holding AG (participation certificate)	41,276	4,345,033
Sankyo Co. Ltd.	15,300	299,621
Sanofi-Aventis	15,050	1,136,576
Sanofi-Aventis sponsored ADR	47,156	1,780,611
Schering-Plough Corp.	303,490	5,417,297
Sepracor, Inc. (a)	79,900	3,556,349
Shionogi & Co. Ltd.	15,000	202,342
Shire Pharmaceuticals Group PLC sponsored ADR	12,900	387,387
Takeda Pharamaceutical Co. Ltd.	25,200	1,239,244
Tanabe Seiyaku Co. Ltd.	17,000	162,904
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,440	66,563
Watson Pharmaceuticals, Inc. (a)	15,100	438,655
Wyeth	137,320	5,474,944
Yamanouchi Pharmaceutical Co. Ltd.	15,600	570,057
TOTAL PHARMACEUTICALS		51,142,473
TOTAL COMMON STOCKS (Cost $76,134,536)		71,772,512
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	3,105,644	$ 3,105,644
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	1,287,250	1,287,250
TOTAL MONEY MARKET FUNDS (Cost $4,392,894)		4,392,894
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $80,527,430)	76,165,406
NET OTHER ASSETS - (1.9)%	(1,417,680)
NET ASSETS - 100%	$ 74,747,726
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $81,309,733. Net unrealized depreciation aggregated $5,144,327, of which $7,483,061 related to appreciated investment securities and $12,627,388 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2004

PRC-QTLY-0105

1.810674.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CAPITAL MARKETS - 0.1%
National Financial Partners Corp.	6,400	$ 222,336
DIVERSIFIED FINANCIAL SERVICES - 2.2%
Leucadia National Corp.	1,400	87,780
Principal Financial Group, Inc.	90,900	3,425,112
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,512,892
HEALTH CARE PROVIDERS & SERVICES - 2.8%
Anthem, Inc. (a)	44,000	4,458,520
INDUSTRIAL CONGLOMERATES - 0.3%
Alleghany Corp. (a)	1,412	398,989
INSURANCE - 91.6%
ACE Ltd.	179,700	7,263,474
AFLAC, Inc.	176,000	6,621,120
Allmerica Financial Corp. (a)	23,073	751,026
Allstate Corp.	113,100	5,711,550
AMBAC Financial Group, Inc.	76,350	6,209,546
American Financial Group, Inc., Ohio	2,500	78,700
American International Group, Inc.	217,500	13,778,623
Aon Corp.	24,500	517,440
Arch Capital Group Ltd. (a)	14,400	560,880
Arthur J. Gallagher & Co.	11,700	358,605
Aspen Insurance Holdings Ltd.	19,100	472,725
Assurant, Inc.	33,600	1,008,000
Axis Capital Holdings Ltd.	101,400	2,642,484
Berkshire Hathaway, Inc.:
Class A (a)	45	3,766,500
Class B (a)	62	172,360
Brown & Brown, Inc.	8,800	356,840
Cincinnati Financial Corp.	11,335	507,808
CNA Financial Corp. (a)	2,800	73,108
Conseco, Inc. (a)	35,700	677,943
Endurance Specialty Holdings Ltd.	116,400	3,907,548
Erie Indemnity Co. Class A	400	20,872
Everest Re Group Ltd.	57,800	4,870,806
Fidelity National Financial, Inc.	42,984	1,843,584
Genworth Financial, Inc. Class A	133,200	3,503,160
Hartford Financial Services Group, Inc.	121,100	7,750,400
HCC Insurance Holdings, Inc.	15,900	526,926
Hilb Rogal & Hobbs Co.	1,300	45,097
Infinity Property & Casualty Corp.	1,300	48,100
IPC Holdings Ltd.	15,500	659,835

	Shares	Value
Jefferson-Pilot Corp.	7,150	$ 351,709
Lincoln National Corp.	16,900	777,738
Manulife Financial Corp.	59,011	2,649,636
Markel Corp. (a)	2,200	708,400
MBIA, Inc.	83,800	5,024,648
Mercury General Corp.	1,000	56,700
MetLife, Inc.	180,100	7,023,900
Montpelier Re Holdings Ltd.	74,500	2,751,285
Nationwide Financial Services, Inc. Class A (sub. vtg.)	300	11,274
Odyssey Re Holdings Corp.	12,700	306,705
Ohio Casualty Corp. (a)	2,300	49,404
Old Republic International Corp.	57,800	1,444,422
PartnerRe Ltd.	33,300	2,038,626
Philadelphia Consolidated Holding Corp. (a)	5,700	389,025
Phoenix Companies, Inc.	31,900	389,180
Platinum Underwriters Holdings Ltd.	6,600	196,746
Protective Life Corp.	26,500	1,109,025
Prudential Financial, Inc.	149,700	7,327,815
PXRE Group Ltd.	2,100	50,673
Reinsurance Group of America, Inc.	12,600	584,892
RLI Corp.	1,300	54,145
SAFECO Corp.	10,600	513,782
Scottish Re Group Ltd.	34,300	788,900
St. Paul Travelers Companies, Inc.	204,491	7,459,832
StanCorp Financial Group, Inc.	35,200	2,782,560
The Chubb Corp.	68,629	5,230,216
Torchmark Corp.	33,300	1,828,503
Transatlantic Holdings, Inc.	4,562	266,147
UICI	17,600	587,840
UnumProvident Corp.	145,735	2,269,094
USI Holdings Corp. (a)	12,700	145,796
W.R. Berkley Corp.	101,275	4,592,821
Willis Group Holdings Ltd.	138,700	5,249,795
XL Capital Ltd. Class A	63,500	4,785,360
Zenith National Insurance Corp.	600	27,582
TOTAL INSURANCE		144,529,236
THRIFTS & MORTGAGE FINANCE - 2.6%
MGIC Investment Corp.	29,200	1,985,600
Radian Group, Inc.	20,600	1,055,750
The PMI Group, Inc.	23,500	967,730
TOTAL THRIFTS & MORTGAGE FINANCE		4,009,080
TOTAL COMMON STOCKS (Cost $123,833,262)		157,131,053
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	498,142	$ 498,142
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	235,125	235,125
TOTAL MONEY MARKET FUNDS (Cost $733,267)		733,267
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $124,566,529)		157,864,320
NET OTHER ASSETS - (0.1)%		(149,053)
NET ASSETS - 100%		$ 157,715,267
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $125,219,662. Net unrealized appreciation aggregated $32,644,658, of which $33,756,243 related to appreciated investment securities and $1,111,585 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2004

RET-QTLY-0105

1.810717.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.6%
	Shares	Value
BEVERAGES - 0.4%
Pyramid Breweries, Inc.	131,900	$ 283,585
The Coca-Cola Co.	5,300	208,343
TOTAL BEVERAGES		491,928
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	1,400	21,952
DISTRIBUTORS - 0.5%
Advanced Marketing Services, Inc.	65,500	704,125
FOOD & STAPLES RETAILING - 30.2%
Albertsons, Inc.	211,400	5,348,420
BJ's Wholesale Club, Inc. (a)	10,700	317,683
Costco Wholesale Corp.	11,100	539,460
CVS Corp.	290,100	13,161,837
Kroger Co. (a)	90,000	1,456,200
Longs Drug Stores Corp.	20,300	542,010
Rite Aid Corp. (a)	34,300	125,881
Safeway, Inc. (a)	435,625	8,398,850
Spartan Stores, Inc. (a)	71,400	371,280
Wal-Mart Stores, Inc.	151,500	7,887,090
Walgreen Co.	60,700	2,317,526
Weis Markets, Inc.	2,600	99,840
Wild Oats Markets, Inc. (a)	59,700	427,452
Winn-Dixie Stores, Inc. (a)	45,300	181,200
TOTAL FOOD & STAPLES RETAILING		41,174,729
HOTELS, RESTAURANTS & LEISURE - 12.3%
Buca, Inc. (a)	21,500	129,000
Darden Restaurants, Inc.	73,700	2,009,062
Jack in the Box, Inc. (a)	400	15,112
Krispy Kreme Doughnuts, Inc. (a)	66,500	669,655
McDonald's Corp.	385,800	11,859,492
Outback Steakhouse, Inc.	6,000	259,800
Ruby Tuesday, Inc.	6,200	170,810
Starbucks Corp. (a)	18,700	1,052,062
Wendy's International, Inc.	13,200	470,844
Yum! Brands, Inc.	2,700	122,580
TOTAL HOTELS, RESTAURANTS & LEISURE		16,758,417
HOUSEHOLD DURABLES - 0.2%
Yankee Candle Co., Inc. (a)	9,200	280,232
INTERNET & CATALOG RETAIL - 4.3%
Amazon.com, Inc. (a)	9,600	380,928
eBay, Inc. (a)	13,500	1,518,075
eCost.com, Inc.	202,100	3,900,530
TOTAL INTERNET & CATALOG RETAIL		5,799,533

	Shares	Value
MULTILINE RETAIL - 8.3%
99 Cents Only Stores (a)	1,800	$ 26,856
Big Lots, Inc. (a)	100,300	1,163,480
Dollar General Corp.	5,400	106,650
Dollar Tree Stores, Inc. (a)	39,500	1,099,285
Family Dollar Stores, Inc.	16,500	483,450
Federated Department Stores, Inc.	2,800	153,440
Fred's, Inc. Class A	24,000	415,920
JCPenney Co., Inc.	5,200	200,720
Kohl's Corp. (a)	36,100	1,666,376
Nordstrom, Inc.	5,700	249,375
Saks, Inc.	18,300	254,553
Sears, Roebuck & Co.	14,100	733,623
ShopKo Stores, Inc. (a)	248,200	4,437,816
Target Corp.	7,000	358,540
The May Department Stores Co.	300	8,436
TOTAL MULTILINE RETAIL		11,358,520
SPECIALTY RETAIL - 31.0%
Abercrombie & Fitch Co. Class A	121,500	5,534,325
American Eagle Outfitters, Inc.	133,200	5,563,764
Barnes & Noble, Inc. (a)	3,900	105,612
Best Buy Co., Inc.	10,000	563,800
Blockbuster, Inc. Class A	17,800	150,944
Cabela's, Inc. Class A	2,200	47,190
CarMax, Inc. (a)	21,200	590,420
Charming Shoppes, Inc. (a)	10,800	100,980
Christopher & Banks Corp.	19,300	380,789
Circuit City Stores, Inc.	16,900	263,471
GameStop Corp. Class B (a)	1,657	35,162
Gap, Inc.	24,900	544,065
Home Depot, Inc.	319,900	13,355,824
Kirkland's, Inc. (a)	50,200	481,920
Linens 'N Things, Inc. (a)	44,500	1,105,380
Lowe's Companies, Inc.	2,400	132,792
Office Depot, Inc. (a)	40,000	656,000
Payless ShoeSource, Inc. (a)	17,400	203,232
PETCO Animal Supplies, Inc. (a)	40,400	1,460,864
PETsMART, Inc.	20,700	709,389
RadioShack Corp.	73,500	2,320,395
Ross Stores, Inc.	10,500	282,450
Shoe Carnival, Inc. (a)	10,000	130,400
Staples, Inc.	19,500	622,245
Talbots, Inc.	7,700	220,374
Tiffany & Co., Inc.	16,500	504,900
TJX Companies, Inc.	22,300	524,942
Too, Inc. (a)	134,100	3,406,140
Toys 'R' Us, Inc. (a)	97,300	1,881,782
Whitehall Jewellers, Inc. (a)	34,700	287,316
TOTAL SPECIALTY RETAIL		42,166,867
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Jones Apparel Group, Inc.	5,500	$ 195,415
Oshkosh B'Gosh, Inc. Class A	17,300	354,650
Wolverine World Wide, Inc.	500	14,975
TOTAL TEXTILES, APPAREL & LUXURY GOODS		565,040
TOTAL COMMON STOCKS (Cost $99,492,279)		119,321,343
Money Market Funds - 23.1%

Fidelity Cash Central Fund, 1.98% (b)	20,704,409	20,704,409
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	10,834,900	10,834,900
TOTAL MONEY MARKET FUNDS (Cost $31,539,309)		31,539,309
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $131,031,588)		150,860,652
NET OTHER ASSETS - (10.7)%		(14,571,688)
NET ASSETS - 100%		$ 136,288,964
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $131,390,913. Net unrealized appreciation aggregated $19,469,739, of which $23,742,372 related to appreciated investment securities and $4,272,633 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Home Finance Portfolio

November 30, 2004

SAV-QTLY-0105

1.810686.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CAPITAL MARKETS - 0.8%
Bank of New York Co., Inc.	97,100	$ 3,195,561
COMMERCIAL BANKS - 21.6%
Bank of the Ozarks, Inc.	29	1,034
Banknorth Group, Inc.	1,175	42,265
Comerica, Inc.	103,100	6,340,650
Dime Bancorp, Inc. warrants 11/22/05 (a)	425,000	68,000
Fifth Third Bancorp	81,700	4,114,412
IBERIABANK Corp.	67,500	4,360,500
M&T Bank Corp.	88,000	9,276,080
Nara Bancorp, Inc.	85,380	1,772,489
North Fork Bancorp, Inc., New York	889,159	25,607,779
TCF Financial Corp.	133,000	4,111,030
UCBH Holdings, Inc.	127,429	5,777,631
Wells Fargo & Co.	346,800	21,421,836
Wintrust Financial Corp.	144,200	8,628,928
TOTAL COMMERCIAL BANKS		91,522,634
CONSUMER FINANCE - 1.2%
First Marblehead Corp.	93,200	5,290,032
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	31,281	3
J.P. Morgan Chase & Co.	21,500	809,475
TOTAL DIVERSIFIED FINANCIAL SERVICES		809,478
INSURANCE - 7.8%
American International Group, Inc.	67,800	4,295,130
Fidelity National Financial, Inc.	322,066	13,813,411
Old Republic International Corp.	594,700	14,861,553
TOTAL INSURANCE		32,970,094
REAL ESTATE - 0.4%
HomeBanc Mortgage Corp., Georgia	195,700	1,763,257
THRIFTS & MORTGAGE FINANCE - 61.8%
Astoria Financial Corp.	113,800	4,722,700
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/04 (a)	126,300	1
Countrywide Financial Corp.	1,008,100	33,479,001
Doral Financial Corp.	394,079	18,285,266
Downey Financial Corp.	35,700	2,061,318
Fannie Mae	301,500	20,713,050
FirstFed Financial Corp., Delaware (a)	152,800	8,040,336
Freddie Mac	309,200	21,105,992
Golden West Financial Corp., Delaware	346,900	41,364,357
Hudson City Bancorp, Inc.	56,500	2,270,170
Independence Community Bank Corp.	62,882	2,671,227
IndyMac Bancorp, Inc.	30,800	1,000,692
MGIC Investment Corp.	234,700	15,959,600

	Shares	Value
New York Community Bancorp, Inc.	882,137	$ 17,448,670
Northwest Bancorp, Inc.	167,600	4,335,812
People's Bank, Connecticut	213,200	8,476,832
Radian Group, Inc.	303,800	15,569,750
Rainier Pacific Financial Group, Inc.	187,873	3,372,320
Sovereign Bancorp, Inc.	946,899	20,689,743
The PMI Group, Inc.	94,574	3,894,557
W Holding Co., Inc.	323,121	7,115,124
Washington Federal, Inc.	122,420	3,301,667
Webster Financial Corp.	119,400	5,975,970
TOTAL THRIFTS & MORTGAGE FINANCE		261,854,155
TOTAL COMMON STOCKS (Cost $263,854,469)		397,405,211
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 1.98% (b) (Cost $26,929,566)	26,929,566	26,929,566
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $290,784,035)		424,334,777
NET OTHER ASSETS - (0.1)%		(552,377)
NET ASSETS - 100%		$ 423,782,400
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $290,921,972. Net unrealized appreciation aggregated $133,412,805, of which $135,875,109 related to appreciated investment securities and $2,462,304 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

November 30, 2004

SOF-QTLY-0105

1.810708.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AEROSPACE & DEFENSE - 0.4%
Orbital Sciences Corp. (a)	245,400	$ 3,190,200
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Resources Connection, Inc. (a)	159,100	7,216,776
COMMUNICATIONS EQUIPMENT - 3.6%
Adtran, Inc.	158,500	3,551,985
Comverse Technology, Inc. (a)	671,000	14,272,170
Redback Networks, Inc. (a)	1,000,000	4,800,000
Research In Motion Ltd. (a)	72,000	6,363,101
TOTAL COMMUNICATIONS EQUIPMENT		28,987,256
COMPUTERS & PERIPHERALS - 4.1%
ActivCard Corp. (a)	550,000	4,378,000
Adaptec, Inc. (a)	425,000	3,315,000
Advanced Digital Information Corp. (a)	111,600	1,024,488
Cray, Inc. (a)	449,900	1,579,149
Dot Hill Systems Corp. (a)	472,200	3,116,520
EMC Corp. (a)	309,800	4,157,516
International Business Machines Corp.	1,000	94,240
Pinnacle Systems, Inc. (a)	590,700	3,083,454
Seagate Technology	275,000	4,119,500
Sun Microsystems, Inc. (a)	850,000	4,717,500
Western Digital Corp. (a)	328,400	3,208,468
TOTAL COMPUTERS & PERIPHERALS		32,793,835
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
CDW Corp.	168,400	11,067,248
National Instruments Corp.	191,100	5,465,460
Tech Data Corp. (a)	61,700	2,800,563
Xyratex Ltd.	183,500	2,605,700
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		21,938,971
HEALTH CARE PROVIDERS & SERVICES - 0.6%
IMS Health, Inc.	224,496	5,066,875
HOUSEHOLD DURABLES - 0.3%
Ngai Lik Industrial Holdings Ltd.	8,244,000	2,306,051
INTERNET SOFTWARE & SERVICES - 5.4%
Aladdin Knowledge Systems Ltd. (a)	130,000	3,780,530
Ariba, Inc. (a)	101,816	1,679,964
AsiaInfo Holdings, Inc. (a)	580,000	3,480,000
EarthLink, Inc. (a)	255,975	2,774,769
Google, Inc. Class A	79,600	14,566,800
RealNetworks, Inc. (a)	225,900	1,423,170
Retek, Inc. (a)	185,000	1,128,500
SonicWALL, Inc. (a)	1,159,000	7,127,850
Vitria Technology, Inc. (a)(d)	2,133,350	7,381,391
TOTAL INTERNET SOFTWARE & SERVICES		43,342,974

	Shares	Value
IT SERVICES - 18.0%
Affiliated Computer Services, Inc. Class A (a)	166,400	$ 9,847,552
Ceridian Corp. (a)	387,900	7,335,189
First Data Corp.	100	4,109
Infosys Technologies Ltd.	563,704	27,225,003
Kanbay International, Inc.	407,911	11,719,283
Mastek Ltd.	380,000	2,744,112
Paychex, Inc.	465,000	15,419,400
Satyam Computer Services Ltd.	1,310,630	12,776,434
SM&A (a)	340,800	2,750,256
SunGard Data Systems, Inc. (a)	159,000	4,215,090
The BISYS Group, Inc. (a)	2,927,100	46,862,871
Titan Corp. (a)	300,000	4,833,000
TOTAL IT SERVICES		145,732,299
LEISURE EQUIPMENT & PRODUCTS - 0.3%
JAKKS Pacific, Inc. (a)	153,900	2,865,618
SOFTWARE - 59.8%
Altiris, Inc. (a)	3,900	109,200
Amdocs Ltd. (a)	727,000	18,792,950
BEA Systems, Inc. (a)	9,846,000	79,555,680
Cadence Design Systems, Inc. (a)	945,500	12,991,170
Cognos, Inc. (a)	440,000	17,166,660
Compuware Corp. (a)	333,600	1,924,872
Concord Communications, Inc. (a)	321,600	2,987,664
Concur Technologies, Inc. (a)	8,483	79,740
E.piphany, Inc. (a)	1,363,600	6,163,472
FileNET Corp. (a)	611,486	16,393,940
Informatica Corp. (a)	354,439	2,764,624
Microsoft Corp.	4,527,700	121,387,637
NetIQ Corp. (a)	190,000	2,331,300
Nintendo Co. Ltd.	204,100	24,556,664
Oracle Corp. (a)	5,094,500	64,496,370
Phase Forward, Inc.	79,100	649,411
Quest Software, Inc. (a)	750,700	11,620,836
RM PLC	1,401,900	4,217,928
SAP AG sponsored ADR	4,200	186,900
Siebel Systems, Inc. (a)	5,343,600	53,863,488
Symantec Corp. (a)	357,300	22,799,313
Verint Systems, Inc. (a)	19,010	782,071
VERITAS Software Corp. (a)	554,700	12,147,930
WatchGuard Technologies, Inc. (a)	747,000	3,062,700
Wind River Systems, Inc. (a)	191,100	2,312,310
TOTAL SOFTWARE		483,344,830
SPECIALTY RETAIL - 2.7%
Circuit City Stores, Inc.	200,000	3,118,000
Office Depot, Inc. (a)	150,000	2,460,000
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
RadioShack Corp.	474,000	$ 14,964,180
Tweeter Home Entertainment Group, Inc. (a)	260,500	1,669,805
TOTAL SPECIALTY RETAIL		22,211,985
TOTAL COMMON STOCKS (Cost $768,935,718)		798,997,670
Nonconvertible Preferred Stocks - 0.2%

HOUSEHOLD DURABLES - 0.2%
LG Electronics, Inc. (Cost $1,173,280)	36,100	1,285,965
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 1.98% (b)	1,732,521	1,732,521
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	22,015,050	22,015,050
TOTAL MONEY MARKET FUNDS (Cost $23,747,571)		23,747,571
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $793,856,569)		824,031,206
NET OTHER ASSETS - (1.9)%		(15,685,508)
NET ASSETS - 100%		$ 808,345,698
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blue Coat Systems, Inc.	$ 17,897,462	$ 13,698,133	$ 14,010,475	$ -	$ -
Vitria Technology, Inc.	-	7,325,617	-	-	7,381,391
Total	$ 17,897,462	$ 21,023,750	$ 14,010,475	$ -	$ 7,381,391
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $799,306,171. Net unrealized appreciation aggregated $24,725,035, of which $96,422,959 related to appreciated investment securities and $71,697,924 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2004

TEC-QTLY-0105

1.810712.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 19.6%
Alcatel SA sponsored ADR (a)	756,500	$ 11,756,010
Alvarion Ltd. (a)	167,400	2,455,758
Andrew Corp. (a)	448,200	6,364,440
Avaya, Inc. (a)	1,463,700	24,033,954
Carrier Access Corp. (a)	282,500	2,550,975
Cisco Systems, Inc. (a)	6,078,000	113,719,380
Comverse Technology, Inc. (a)	335,630	7,138,850
Corning, Inc. (a)	194,200	2,443,036
CSR PLC	591,191	3,969,673
Enterasys Networks, Inc. (a)	2,575,100	4,506,425
Extreme Networks, Inc. (a)	875,000	5,976,250
Foundry Networks, Inc. (a)	427,500	5,707,125
ITF Optical Technologies, Inc. Series A (d)	65,118	81,398
Juniper Networks, Inc. (a)	1,019,574	28,068,872
Lucent Technologies, Inc. (a)	6,237,900	24,514,947
Motorola, Inc.	3,853,100	74,210,706
Nokia Corp. sponsored ADR	638,100	10,318,077
Plantronics, Inc.	197,800	8,147,382
Powerwave Technologies, Inc. (a)	1,183,400	9,571,339
QUALCOMM, Inc.	1,233,200	51,325,784
Research In Motion Ltd. (a)	270,300	23,888,143
Sierra Wireless, Inc. (a)	318,200	6,010,102
TOTAL COMMUNICATIONS EQUIPMENT		426,758,626
COMPUTERS & PERIPHERALS - 24.1%
Adaptec, Inc. (a)	259,600	2,024,880
Apple Computer, Inc. (a)	992,000	66,513,600
Compal Electronics, Inc.	4,073,179	3,907,520
Dell, Inc. (a)	4,014,400	162,663,488
Dot Hill Systems Corp. (a)	1,467,700	9,686,820
EMC Corp. (a)	9,710,045	130,308,804
Hewlett-Packard Co.	342,900	6,858,000
International Business Machines Corp.	208,250	19,625,480
Lexmark International, Inc. Class A (a)	173,500	14,730,150
Network Appliance, Inc. (a)	460,500	13,888,680
palmOne, Inc. (a)	143,044	5,012,262
QLogic Corp. (a)	308,100	10,595,559
Quanta Computer, Inc.	3,286,432	5,356,650
Seagate Technology	1,212,700	18,166,246
Sun Microsystems, Inc. (a)	6,977,900	38,727,345
Synaptics, Inc. (a)	164,231	6,306,470
Western Digital Corp. (a)	1,262,890	12,338,435
TOTAL COMPUTERS & PERIPHERALS		526,710,389
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
Aeroflex, Inc. (a)	198,300	2,429,175
Arrow Electronics, Inc. (a)	270,100	6,625,553
Avnet, Inc. (a)	254,600	4,684,640
Benchmark Electronics, Inc. (a)	111,500	3,908,075
CDW Corp.	188,900	12,414,508
Celestica, Inc. (sub. vtg.) (a)	839,600	12,778,599

	Shares	Value
Flextronics International Ltd. (a)	564,300	$ 8,097,705
Hon Hai Precision Industries Co. Ltd.	2,187,297	8,827,961
Ingram Micro, Inc. Class A (a)	180,400	3,470,896
Solectron Corp. (a)	787,800	4,923,750
Symbol Technologies, Inc.	503,700	7,636,092
Vishay Intertechnology, Inc. (a)	218,600	3,193,746
Xyratex Ltd.	381,000	5,410,200
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		84,400,900
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Waters Corp. (a)	42,100	1,964,386
HOTELS, RESTAURANTS & LEISURE - 0.0%
eLong, Inc. ADR	2,500	52,150
HOUSEHOLD DURABLES - 0.5%
Harman International Industries, Inc.	45,100	5,540,535
LG Electronics, Inc.	69,990	4,225,432
ReignCom Ltd.	51,800	1,215,336
TOTAL HOUSEHOLD DURABLES		10,981,303
INTERNET & CATALOG RETAIL - 2.2%
Amazon.com, Inc. (a)	313,400	12,435,712
eBay, Inc. (a)	321,300	36,130,185
TOTAL INTERNET & CATALOG RETAIL		48,565,897
INTERNET SOFTWARE & SERVICES - 4.5%
DoubleClick, Inc. (a)	357,300	2,679,750
Google, Inc. Class A	168,800	30,890,400
Openwave Systems, Inc. (a)	420,133	5,537,353
SonicWALL, Inc. (a)	695,300	4,276,095
Supportsoft, Inc. (a)	652,100	3,312,668
VeriSign, Inc. (a)	189,300	6,227,970
Yahoo!, Inc. (a)	1,219,300	45,870,066
TOTAL INTERNET SOFTWARE & SERVICES		98,794,302
IT SERVICES - 1.1%
Ceridian Corp. (a)	310,200	5,865,882
Cognizant Technology Solutions Corp. Class A (a)	313,400	11,949,942
Infosys Technologies Ltd. sponsored ADR	87,400	6,285,808
Kanbay International, Inc.	13,500	387,855
TOTAL IT SERVICES		24,489,487
MEDIA - 0.1%
Sirius Satellite Radio, Inc. (a)	450,000	2,988,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 27.2%
Agere Systems, Inc.:
Class A (a)	1,141,500	1,563,855
Class B (a)	588,500	800,360
Altera Corp. (a)	567,700	12,875,436
Analog Devices, Inc.	1,121,000	41,420,950
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Applied Materials, Inc. (a)	2,035,600	$ 33,872,384
Applied Micro Circuits Corp. (a)	618,500	2,276,080
ATMI, Inc. (a)	230,000	5,294,600
Broadcom Corp. Class A (a)	87,500	2,845,500
Cree, Inc. (a)	139,060	4,975,567
Cypress Semiconductor Corp. (a)	976,100	9,614,585
Fairchild Semiconductor International, Inc. (a)	340,700	5,212,710
Freescale Semiconductor, Inc. Class A	395,400	6,982,764
Integrated Circuit Systems, Inc. (a)	1,470,100	34,753,164
Integrated Device Technology, Inc. (a)	1,106,400	12,557,640
Intel Corp.	7,633,660	170,612,297
International Rectifier Corp. (a)	257,100	10,885,614
Intersil Corp. Class A	472,700	7,610,470
KLA-Tencor Corp. (a)	531,800	23,962,908
Lam Research Corp. (a)	115,000	2,991,150
Linear Technology Corp.	155,300	5,926,248
Marvell Technology Group Ltd. (a)	1,113,700	35,705,222
Mindspeed Technologies, Inc. (a)	1,472,600	3,681,500
National Semiconductor Corp. (a)	3,534,000	54,635,640
O2Micro International Ltd. (a)	265,700	3,214,970
ON Semiconductor Corp. (a)	653,900	2,386,735
PMC-Sierra, Inc. (a)	151,400	1,671,456
Portalplayer, Inc.	1,400	40,866
Samsung Electronics Co. Ltd.	20,850	8,640,268
Semiconductor Manufacturing International Corp. sponsored ADR	22,080	264,077
Sigmatel, Inc. (a)	566,900	20,283,682
Silicon Image, Inc. (a)	281,751	4,733,417
Taiwan Semiconductor Manufacturing Co. Ltd.	3,913,944	5,747,580
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,635,488	13,034,839
Teradyne, Inc. (a)	1,267,400	21,621,844
Texas Instruments, Inc.	198,300	4,794,894
Trident Microsystems, Inc. (a)	52,000	811,200
United Microelectronics Corp.	5,202,000	3,262,353
United Microelectronics Corp. sponsored ADR	2,428,355	8,499,243

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	69,100	$ 2,454,432
Zoran Corp. (a)	71,300	844,905
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		593,363,405
SOFTWARE - 15.6%
Adobe Systems, Inc.	93,225	5,645,706
Amdocs Ltd. (a)	118,600	3,065,810
JAMDAT Mobile, Inc.	1,800	41,184
Lawson Software, Inc. (a)	310,604	1,919,533
Macrovision Corp. (a)	305,765	8,118,061
McAfee, Inc. (a)	391,300	11,308,570
Microsoft Corp.	5,460,360	146,392,252
Novell, Inc. (a)	1,214,319	7,407,346
Oracle Corp. (a)	4,626,100	58,566,426
PeopleSoft, Inc. (a)	130,500	3,081,105
Quest Software, Inc. (a)	765,699	11,853,021
Red Hat, Inc. (a)	1,570,500	22,740,840
SAP AG sponsored ADR	198,700	8,842,150
Secure Computing Corp. (a)	103,200	1,075,344
Siebel Systems, Inc. (a)	1,065,028	10,735,482
Symantec Corp. (a)	280,900	17,924,229
VERITAS Software Corp. (a)	917,455	20,092,265
Visual Networks, Inc. (a)	263,300	847,826
TOTAL SOFTWARE		339,657,150
SPECIALTY RETAIL - 0.3%
Best Buy Co., Inc.	5,200	293,176
RadioShack Corp.	168,000	5,303,760
TOTAL SPECIALTY RETAIL		5,596,936
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
InPhonic, Inc.	2,900	73,979
Leap Wireless International, Inc. (a)	156,300	3,970,020
Nextel Communications, Inc. Class A (a)	102,300	2,911,458
TOTAL WIRELESS TELECOMMUNICATION SERVICES		6,955,457
TOTAL COMMON STOCKS (Cost $2,024,104,055)		2,171,278,388
Convertible Preferred Stocks - 0.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	33,100	$ 0
Procket Networks, Inc. Series C (a)(d)	504,045	5
TOTAL COMMUNICATIONS EQUIPMENT		5
SOFTWARE - 0.0%
Monterey Design Systems Series E (d)	62,733	56,460
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,768,008)		56,465
Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.98% (b)	7,370,159	7,370,159
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	43,615,113	43,615,113
TOTAL MONEY MARKET FUNDS (Cost $50,985,272)		50,985,272
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,083,857,335)		2,222,320,125
NET OTHER ASSETS - (1.8)%		(39,672,666)
NET ASSETS - 100%		$ 2,182,647,459
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $137,863 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 570,644
ITF Optical Technologies, Inc. Series A	10/11/00	$ 3,269,910
Monterey Design Systems Series E	11/1/00	$ 3,293,498
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 4,977,948
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $2,110,792,531. Net unrealized appreciation aggregated $111,527,594, of which $305,127,916 related to appreciated investment securities and $193,600,322 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2004

TEL-QTLY-0105

1.810721.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 20.8%
Adtran, Inc.	4,100	$ 91,881
Alcatel SA sponsored ADR (a)	189,600	2,946,384
Avaya, Inc. (a)	22,300	366,166
Avocent Corp. (a)	5,100	193,443
Comverse Technology, Inc. (a)	134,200	2,854,434
Corning, Inc. (a)	5,000	62,900
Juniper Networks, Inc. (a)	464,600	12,790,438
Lucent Technologies, Inc. (a)	1,557,200	6,119,796
Motorola, Inc.	1,036,200	19,957,212
Nokia Corp. sponsored ADR	639,200	10,335,864
Nortel Networks Corp. (a)	36,100	125,267
QUALCOMM, Inc.	440,300	18,325,286
Research In Motion Ltd. (a)	13,700	1,210,757
Sonus Networks, Inc. (a)	220,300	1,456,183
Tekelec (a)	1,800	42,138
Telefonaktiebolaget LM Ericsson ADR (a)	17,200	571,900
TOTAL COMMUNICATIONS EQUIPMENT		77,450,049
DIVERSIFIED TELECOMMUNICATION SERVICES - 52.0%
ALLTEL Corp.	311,300	17,647,597
BellSouth Corp.	630,000	16,896,600
Citizens Communications Co.	1,270,200	18,163,860
Iowa Telecommunication Services, Inc.	27,700	587,517
Qwest Communications International, Inc. (a)	11,889,044	47,556,176
SBC Communications, Inc.	1,548,500	38,975,745
Sprint Corp.	577,100	13,163,651
Verizon Communications, Inc.	979,000	40,364,170
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		193,355,316
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Amphenol Corp. Class A (a)	5,300	186,083
INTERNET SOFTWARE & SERVICES - 0.1%
Raindance Communications, Inc. (a)	134,000	309,540
MEDIA - 4.3%
Comcast Corp. Class A (a)	64,900	1,949,596
EchoStar Communications Corp. Class A	194,600	6,380,934
Liberty Media Corp. Class A (a)	5,000	51,650
The DIRECTV Group, Inc. (a)	449,800	7,192,302
UnitedGlobalCom, Inc. Class A (a)	49,400	411,502
TOTAL MEDIA		15,985,984
WIRELESS TELECOMMUNICATION SERVICES - 21.9%
Alamosa Holdings, Inc. (a)	360,800	3,932,720
American Tower Corp. Class A (a)	29,000	525,770
Crown Castle International Corp. (a)	247,500	4,177,800

	Shares	Value
Nextel Communications, Inc. Class A (a)	1,035,500	$ 29,470,330
Nextel Partners, Inc. Class A (a)	559,900	10,128,591
NII Holdings, Inc. (a)	178,900	7,739,214
SpectraSite, Inc. (a)	30,000	1,738,800
Vodafone Group PLC sponsored ADR	670,400	18,281,808
Western Wireless Corp. Class A (a)	205,700	5,553,900
TOTAL WIRELESS TELECOMMUNICATION SERVICES		81,548,933
TOTAL COMMON STOCKS (Cost $321,463,386)		368,835,905
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.98% (b)	490,740	490,740
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	7,965,500	7,965,500
TOTAL MONEY MARKET FUNDS (Cost $8,456,240)		8,456,240
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $329,919,626)	377,292,145
NET OTHER ASSETS - (1.5)%	(5,743,823)
NET ASSETS - 100%	$ 371,548,322
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $334,234,497. Net unrealized appreciation aggregated $43,057,648, of which $61,731,736 related to appreciated investment securities and $18,674,088 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2004

TRN-QTLY-0105

1.810722.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 0.7%
Bombardier, Inc. Class B (sub. vtg.)	440,200	$ 853,712
AIR FREIGHT & LOGISTICS - 21.2%
C.H. Robinson Worldwide, Inc.	56,100	3,015,375
CNF, Inc.	34,800	1,626,900
Dynamex, Inc. (a)	57,400	1,154,888
EGL, Inc. (a)	24,800	836,752
Expeditors International of Washington, Inc.	68,460	3,646,180
FedEx Corp.	61,800	5,872,854
Forward Air Corp. (a)	34,700	1,608,345
Hub Group, Inc. Class A (a)	19,115	831,503
Ryder System, Inc.	44,800	2,403,072
United Parcel Service, Inc. Class B	71,800	6,041,970
UTI Worldwide, Inc.	9,200	634,156
TOTAL AIR FREIGHT & LOGISTICS		27,671,995
AIRLINES - 10.8%
AirTran Holdings, Inc. (a)	102,200	1,208,004
Alaska Air Group, Inc. (a)	18,200	568,386
AMR Corp. (a)	107,200	968,016
Continental Airlines, Inc. Class B (a)	44,500	495,730
Delta Air Lines, Inc. (a)	91,500	637,755
ExpressJet Holdings, Inc. Class A (a)	29,200	340,472
Frontier Airlines, Inc. (a)	24,900	292,077
JetBlue Airways Corp. (a)	45,325	1,088,253
Mesa Air Group, Inc. (a)	22,400	157,248
Northwest Airlines Corp. (a)	58,400	598,016
Pinnacle Airlines Corp.	900	11,295
Republic Airways Holdings, Inc.	19,800	227,700
SkyWest, Inc.	38,800	738,364
Southwest Airlines Co.	404,787	6,367,300
WestJet Airlines Ltd. (a)	41,250	387,822
TOTAL AIRLINES		14,086,438
AUTO COMPONENTS - 1.0%
TRW Automotive Holdings Corp.	62,800	1,330,104
DIVERSIFIED FINANCIAL SERVICES - 0.7%
GATX Corp.	32,400	953,856
IT SERVICES - 1.7%
Sabre Holdings Corp. Class A	94,780	2,187,522
MACHINERY - 14.4%
Commercial Vehicle Group, Inc.	12,000	235,200
Cummins, Inc.	20,200	1,608,324
Eaton Corp.	88,700	5,978,380
Navistar International Corp. (a)	49,000	2,016,350

	Shares	Value
Oshkosh Truck Co.	22,600	$ 1,419,732
PACCAR, Inc.	75,775	5,918,028
Trinity Industries, Inc.	30,000	1,060,500
Wabash National Corp. (a)	21,100	524,757
TOTAL MACHINERY		18,761,271
MARINE - 0.7%
Alexander & Baldwin, Inc.	15,800	668,498
Kirby Corp. (a)	5,100	232,152
TOTAL MARINE		900,650
OIL & GAS - 11.0%
Arlington Tankers Ltd.	300	6,891
Frontline Ltd. (d)	12,100	732,072
General Maritime Corp. (a)	43,300	1,967,985
OMI Corp.	113,400	2,423,358
Overseas Shipholding Group, Inc.	27,900	1,832,751
Ship Finance International Ltd.	1,613	40,406
Stelmar Shipping Ltd.	29,300	1,293,595
Teekay Shipping Corp.	58,600	3,121,036
Top Tankers, Inc.	116,900	2,636,095
Tsakos Energy Navigation Ltd.	4,900	207,025
TOTAL OIL & GAS		14,261,214
ROAD & RAIL - 34.0%
Arkansas Best Corp.	9,600	413,952
Burlington Northern Santa Fe Corp.	139,500	6,283,080
Canadian National Railway Co.	111,850	6,483,987
Canadian Pacific Railway Ltd.	102,500	3,357,751
CSX Corp.	126,400	4,819,632
Dollar Thrifty Automotive Group, Inc. (a)	17,500	470,575
Florida East Coast Industries, Inc. Class A	20,200	861,530
Heartland Express, Inc.	53,143	1,167,020
J.B. Hunt Transport Services, Inc.	52,600	2,114,520
Kansas City Southern (a)	43,850	745,889
Knight Transportation, Inc. (a)	37,600	906,160
Landstar System, Inc. (a)	7,185	506,614
Norfolk Southern Corp.	186,600	6,405,978
Overnite Corp.	18,000	636,120
Swift Transportation Co., Inc. (a)	55,841	1,088,341
Union Pacific Corp.	94,200	5,976,048
USA Truck, Inc. (a)	15,700	194,523
USF Corp.	18,300	676,551
Werner Enterprises, Inc.	52,807	1,188,158
TOTAL ROAD & RAIL		44,296,429
SOFTWARE - 2.1%
NAVTEQ Corp.	64,200	2,770,230
TOTAL COMMON STOCKS (Cost $108,021,678)		128,073,421
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	3,637,111	$ 3,637,111
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	3,194,525	3,194,525
TOTAL MONEY MARKET FUNDS (Cost $6,831,636)		6,831,636
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $114,853,314)		134,905,057
NET OTHER ASSETS - (3.6)%		(4,649,404)
NET ASSETS - 100%		$ 130,255,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $732,072 or 0.6% of net assets.

Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $115,022,497. Net unrealized appreciation aggregated $19,882,560, of which $21,164,207 related to appreciated investment securities and $1,281,647 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Growth Portfolio

November 30, 2004

UTI-QTLY-0105

1.810724.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Adesa, Inc.	9,900	$ 197,604
CONSTRUCTION & ENGINEERING - 0.6%
Dycom Industries, Inc. (a)	69,500	2,025,230
DIVERSIFIED TELECOMMUNICATION SERVICES - 39.2%
ALLTEL Corp.	34,900	1,978,481
BellSouth Corp.	1,158,700	31,076,334
Citizens Communications Co.	1,087,800	15,555,540
Golden Telecom, Inc.	12,300	372,665
Iowa Telecommunication Services, Inc.	25,900	549,339
Qwest Communications International, Inc. (a)	1,937,000	7,748,000
SBC Communications, Inc.	1,320,300	33,231,951
Sprint Corp.	405,100	9,240,331
TELUS Corp. (non-vtg.) (a)	69,100	1,773,020
Verizon Communications, Inc.	860,366	35,472,890
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		136,998,551
ELECTRIC UTILITIES - 25.2%
Allegheny Energy, Inc. (a)	47,700	912,978
Allete, Inc.	2,033	74,001
Entergy Corp.	124,900	8,096,018
Exelon Corp.	352,800	14,715,288
FirstEnergy Corp.	336,500	14,210,395
PG&E Corp. (a)	437,000	14,534,620
PPL Corp.	126,900	6,592,455
TXU Corp.	385,300	24,204,546
Westar Energy, Inc.	15,000	332,250
Wisconsin Energy Corp.	128,800	4,285,176
TOTAL ELECTRIC UTILITIES		87,957,727
GAS UTILITIES - 1.4%
KeySpan Corp.	30,800	1,217,216
Nicor, Inc.	17,100	630,990
NiSource, Inc.	40,600	884,674
Peoples Energy Corp.	12,300	548,826
Piedmont Natural Gas Co., Inc.	9,600	225,696
Southern Union Co. (a)	35,600	872,912
UGI Corp. (a)	9,500	385,510
TOTAL GAS UTILITIES		4,765,824
INTERNET SOFTWARE & SERVICES - 0.1%
Raindance Communications, Inc. (a)	125,060	288,889
MEDIA - 8.1%
EchoStar Communications Corp. Class A	504,600	16,545,834
NTL, Inc. (a)	13,100	911,498

	Shares	Value
The DIRECTV Group, Inc. (a)	486,411	$ 7,777,712
XM Satellite Radio Holdings, Inc. Class A (a)	83,200	3,070,912
TOTAL MEDIA		28,305,956
MULTI-UTILITIES & UNREGULATED POWER - 7.3%
AES Corp. (a)	290,000	3,549,600
Constellation Energy Group, Inc.	44,600	1,949,020
Dominion Resources, Inc.	212,100	13,886,187
Energen Corp.	13,000	752,180
Equitable Resources, Inc.	20,200	1,201,900
ONEOK, Inc.	63,600	1,775,712
Sierra Pacific Resources (a)	235,000	2,408,750
TOTAL MULTI-UTILITIES & UNREGULATED POWER		25,523,349
WATER UTILITIES - 0.2%
Aqua America, Inc.	34,147	809,967
WIRELESS TELECOMMUNICATION SERVICES - 16.7%
American Tower Corp. Class A (a)	536,120	9,719,856
Crown Castle International Corp. (a)	261,000	4,405,680
InPhonic, Inc.	500	12,755
Nextel Communications, Inc. Class A (a)	927,400	26,393,804
Nextel Partners, Inc. Class A (a)	296,500	5,363,685
NII Holdings, Inc. (a)	128,500	5,558,910
Price Communications Corp. (a)	32,900	595,819
SpectraSite, Inc. (a)	56,500	3,274,740
Western Wireless Corp. Class A (a)	107,460	2,901,420
TOTAL WIRELESS TELECOMMUNICATION SERVICES		58,226,669
TOTAL COMMON STOCKS (Cost $312,947,078)		345,099,766
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 1.98% (b)	14,773,496	14,773,496
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	5,325,700	5,325,700
TOTAL MONEY MARKET FUNDS (Cost $20,099,196)		20,099,196
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $333,046,274)		365,198,962
NET OTHER ASSETS - (4.6)%		(16,089,387)
NET ASSETS - 100%		$ 349,109,575
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $340,903,106. Net unrealized appreciation aggregated $24,295,856, of which $40,308,054 related to appreciated investment securities and $16,012,198 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2004

WIR-QTLY-0105

1.810702.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 43.1%
Andrew Corp. (a)	573,900	$ 8,149,380
Comverse Technology, Inc. (a)	1,013,520	21,557,570
Harris Corp.	210,700	13,946,233
Lucent Technologies, Inc. (a)	293,200	1,152,276
Motorola, Inc.	1,827,280	35,193,412
Nokia Corp. sponsored ADR	2,038,900	32,969,013
Powerwave Technologies, Inc. (a)	644,800	5,215,142
QUALCOMM, Inc.	606,400	25,238,368
REMEC, Inc. (a)	640,500	3,862,215
Research In Motion Ltd. (a)	356,200	31,479,676
Sierra Wireless, Inc. (a)	36,200	683,739
Tekelec (a)	229,600	5,374,936
Telefonaktiebolaget LM Ericsson ADR (a)	541,100	17,991,575
TOTAL COMMUNICATIONS EQUIPMENT		202,813,535
COMPUTERS & PERIPHERALS - 1.0%
Novatel Wireless, Inc.	181,800	3,828,708
palmOne, Inc. (a)	29,800	1,044,192
TOTAL COMPUTERS & PERIPHERALS		4,872,900
DIVERSIFIED TELECOMMUNICATION SERVICES - 11.4%
ALLTEL Corp.	234,290	13,281,900
BellSouth Corp.	142,900	3,832,578
SBC Communications, Inc.	237,200	5,970,324
Sprint Corp.	873,675	19,928,527
Verizon Communications, Inc.	253,100	10,435,313
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		53,448,642
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Trimble Navigation Ltd. (a)	93,200	2,942,324
INTERNET SOFTWARE & SERVICES - 1.5%
Openwave Systems, Inc. (a)	486,966	6,418,212
Raindance Communications, Inc. (a)	164,700	380,457
TOTAL INTERNET SOFTWARE & SERVICES		6,798,669
MEDIA - 0.8%
EchoStar Communications Corp. Class A	118,400	3,882,336
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
AMIS Holdings, Inc. (a)	60,700	920,212
Atheros Communications, Inc.	200,500	2,243,595
RF Micro Devices, Inc. (a)	479,400	3,336,624
Skyworks Solutions, Inc. (a)	85,100	845,043
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		7,345,474
SOFTWARE - 0.1%
JAMDAT Mobile, Inc.	19,300	441,584

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 38.5%
Alamosa Holdings, Inc. (a)	1,209,174	$ 13,179,997
American Tower Corp. Class A (a)	718,450	13,025,499
At Road, Inc. (a)	94,300	568,629
Crown Castle International Corp. (a)	1,130,000	19,074,400
InPhonic, Inc.	600	15,306
Nextel Communications, Inc. Class A (a)	1,010,550	28,760,253
Nextel Partners, Inc. Class A (a)	1,331,700	24,090,453
NII Holdings, Inc. (a)	385,600	16,681,056
Price Communications Corp. (a)	309,400	5,603,234
SpectraSite, Inc. (a)	245,100	14,205,996
Telephone & Data Systems, Inc.	20,223	1,567,283
Vodafone Group PLC sponsored ADR	1,092,990	29,805,837
Western Wireless Corp. Class A (a)	546,800	14,763,600
TOTAL WIRELESS TELECOMMUNICATION SERVICES		181,341,543
TOTAL COMMON STOCKS (Cost $379,705,283		463,887,007
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 1.98% (b)	5,497,582	5,497,582
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	22,455,975	22,455,975
TOTAL MONEY MARKET FUNDS (Cost $27,953,557)		27,953,557
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $407,658,840)		491,840,564
NET OTHER ASSETS - (4.5)%		(21,364,256)
NET ASSETS - 100%		$ 470,476,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $410,664,682. Net unrealized appreciation aggregated $81,175,882, of which $87,670,181 related to appreciated investment securities and $6,494,299 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2004

GOL-QTLY-0105

1.810695.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 4.1%
METALS & MINING - 4.1%
Gold - 4.1%
Newcrest Mining Ltd.	2,400,000	$ 32,376,456
Sons of Gwalia Ltd. (a)	6,000,000	46
		32,376,502
Bermuda - 1.2%
METALS & MINING - 1.2%
Precious Metals & Minerals - 1.2%
Aquarius Platinum Ltd. (Australia)	2,081,244	9,235,650
Canada - 58.5%
METALS & MINING - 58.5%
Diversified Metals & Mining - 3.8%
Major Drilling Group International, Inc. (a)	700,400	7,382,267
Orezone Resources, Inc. Class A (a)	4,000,000	4,452,127
Teck Cominco Ltd. Class B (sub. vtg.)	600,000	18,203,128
		30,037,522
Gold - 48.1%
Agnico-Eagle Mines Ltd.	500,000	7,888,191
Alamos Gold, Inc. (a)	2,432,900	7,385,168
Arizona Star Resource Corp. (a)	1,347,300	6,475,492
Aurizon Mines Ltd. (a)	2,500,000	3,225,262
Bema Gold Corp. (a)	1,500,000	5,489,270
Chesapeake Gold Corp. (a)	501,000	2,217,842
Chesapeake Gold Corp. (a)(e)	199,000	880,939
Crystallex International Corp. (a)(e)	72,800	278,690
Cumberland Resources Ltd. (a)	500,000	969,687
Eldorado Gold Corp. (a)(d)	15,000,000	49,706,986
Gabriel Resources Ltd. (a)(d)	10,170,000	13,291,876
Gabriel Resources Ltd. (d)(e)	1,130,000	1,476,875
Goldcorp, Inc.	3,500,000	53,417,092
Guinor Gold Corp. (a)	6,848,000	5,832,017
High River Gold Mines Ltd. (a)	7,000,000	9,739,028
High River Gold Mines Ltd. (a)(f)	2,500,000	3,130,402
High River Gold Mines Ltd. warrants 10/26/06 (a)	1,500,000	13
Kinross Gold Corp. (a)(e)	866,666	6,825,465
Kinross Gold Corp. (a)	8,133,334	64,054,419
Kinross Gold Corp. warrants 12/5/07 (a)	1,300,000	712,509
Meridian Gold, Inc. (a)	1,500,000	29,482,693
Metallic Ventures Gold, Inc. (a)	79,400	115,155
Metallic Ventures Gold, Inc. warrants 3/17/09 (a)	202,750	30,773
Novagold Resources, Inc. (a)	300,000	2,436,022
Novagold Resources, Inc. (a)(e)	200,000	1,624,015
Orvana Minerals Corp. (a)	1,000,000	1,011,847
Placer Dome, Inc.	1,300,000	28,116,700
Richmont Mines, Inc. (a)(d)	1,000,000	4,561,744
Wheaton River Minerals Ltd. (a)	19,500,000	63,796,956

	Shares	Value
Wheaton River Minerals Ltd. warrants 8/25/08 (a)	206,450	$ 295,936
Yamana Gold, Inc. (a)	1,000,000	3,094,566
		377,563,630
Precious Metals & Minerals - 6.6%
Aber Diamond Corp. (a)	250,000	9,629,411
IMA Exploration, Inc. (a)	720,000	2,549,855
Intrepid Minerals Corp. (a)(d)	4,512,800	2,207,027
Minefinders Corp. Ltd. (a)(d)	3,645,000	29,351,785
SouthernEra Diamonds, Inc. Class A (a)(d)	7,868,610	4,379,006
Tahera Diamond Corp. (a)	12,300,000	3,941,144
		52,058,228
TOTAL METALS & MINING		459,659,380
Cayman Islands - 1.3%
METALS & MINING - 1.3%
Precious Metals & Minerals - 1.3%
Apex Silver Mines Ltd. (a)	528,800	10,285,160
Mexico - 0.0%
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Industrias Penoles SA de CV	45,400	236,664
Papua New Guinea - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Lihir Gold Ltd. (a)	4,000,020	3,951,380
Peru - 6.0%
METALS & MINING - 6.0%
Precious Metals & Minerals - 6.0%
Compania de Minas Buenaventura SA	1,000,000	23,664,700
Compania de Minas Buenaventura SA sponsored ADR	1,000,000	23,500,000
		47,164,700
South Africa - 9.8%
METALS & MINING - 9.8%
Gold - 7.6%
Durban Roodepoort Deep Ltd. sponsored ADR (a)	2,000,000	3,460,000
Harmony Gold Mining Co. Ltd.	2,911,990	30,517,655
Harmony Gold Mining Co. Ltd. sponsored ADR	2,020,000	21,169,600
Western Areas Ltd. (a)	1,000,000	4,673,540
		59,820,795
Precious Metals & Minerals - 2.2%
Impala Platinum Holdings Ltd.	200,000	17,044,674
TOTAL METALS & MINING		76,865,469
Common Stocks - continued
	Shares	Value
United Kingdom - 3.9%
METALS & MINING - 3.9%
Diversified Metals & Mining - 0.7%
Southern African Resources PLC (a)	6,000,000	$ 4,928,574
Gold - 0.3%
Randgold Resources Ltd. ADR (a)	193,500	2,453,580
Precious Metals & Minerals - 2.9%
Lonmin PLC	1,292,784	22,992,025
TOTAL METALS & MINING		30,374,179
United States of America - 10.3%
METALS & MINING - 10.3%
Diversified Metals & Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	600,000	23,478,000
Gold - 6.1%
Newmont Mining Corp.	795,624	37,672,796
Newmont Mining Corp. CHESS Depository Interests	672,776	3,260,669
Royal Gold, Inc.	370,000	6,556,400
		47,489,865
Precious Metals & Minerals - 1.2%
Stillwater Mining Co. (a)	800,000	9,488,000
TOTAL METALS & MINING		80,455,865
TOTAL COMMON STOCKS (Cost $606,234,748)		750,604,949
Money Market Funds - 14.0%

Fidelity Cash Central Fund, 1.98% (b)	36,729,813	36,729,813
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	73,462,601	73,462,601
TOTAL MONEY MARKET FUNDS (Cost $110,192,414)		110,192,414
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $716,427,162)		860,797,363
NET OTHER ASSETS - (9.6)%	(75,224,581)
NET ASSETS - 100%	$ 785,572,782
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,085,984 or 1.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,130,402 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
High River Gold Mines Ltd.	9/27/04	$ 3,144,036
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eldorado Gold Corp.	$ 5,780,823	$ 33,705,240	$ 1,519,818	$ -	$ 49,706,986
Gabriel Resources Ltd.	25,128,608	576,087	-	-	13,291,876
Gabriel Resources Ltd. (144A)	2,876,933	-	-	-	1,476,875
Intrepid Minerals Corp.	-	4,174,344	-	-	2,207,027
Minefinders Corp. Ltd.	18,720,282	11,892,853	-	-	29,351,785
Novagold Resources, Inc.	16,223,745	1,399,637	22,303,412	-	-
Novagold Resources, Inc. (144A)	3,291,774	-	4,010,717	-	-
Richmont Mines, Inc.	4,462,915	-	-	-	4,561,744
Southern Platinum Corp.	-	-	10,564,476	-	-
SouthernEra Diamonds, Inc. Class A	-	339,036	-	-	4,379,006
SouthernEra Resources Ltd.	21,179,827	4,920,515	-	-	-
TOTALS	$ 97,664,907	$ 57,007,712	$ 38,398,423	$ -	$ 104,975,299
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $731,774,424. Net unrealized appreciation aggregated $129,022,939, of which $169,671,571 related to appreciated investment securities and $40,648,632 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005